As filed with the Securities and Exchange Commission on


                                  April 3, 1998


                            Registration No. 33-86500

             ======================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 ---------------


                         Post-Effective Amendment No. 4


                                       to

                                    Form S-6

                                 ---------------


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

                                ----------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                           (EXACT NAME OF REGISTRANT)

                                ----------------

                          AMERITAS LIFE INSURANCE CORP.

                                   (Depositor)

                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                                ----------------

                               NORMAN M. KRIVOSHA
                                    Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                                -----------------


Title of Securities Being Registered: Securities of Unit Investment Trust
                                     ------------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

               It is proposed that this filing will become effective:
               []immediate upon filing pursuant to paragraph b
               [ ]on             pursuant to paragraph a of Rule 485
                     -----------
               [x]on May 1, 1998 pursuant to paragraph b of Rule 485
                     -----------

               RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2
                               AND THE PROSPECTUS

ITEM NO. OF
FORM N-8B-2                CAPTION IN PROSPECTUS
-----------                ---------------------

       1                   Cover Page
       2                   Cover Page

       3                   Not Applicable

       4                   Distribution of the Policies
       5                   Ameritas Life Insurance Corp. - Separate Account LLVL
       6                   Ameritas Life Insurance Corp. - Separate Account LLVL
       7                   Not Required
       8                   Not Required
       9                   Legal Proceedings
       10                  Summary; Addition, Deletion or Substitution  of Investments; Policy  Benefits; Policy
                           Rights; Payment and Allocation of Premiums; General Provisions; Additional Insurance Benefits
                           (Riders); Voting Rights
       11                  Summary; The Funds
       12                  Summary; The Funds
       13                  Summary; The Funds; Charges and Deductions
       14                  Summary; Payment and Allocation of Premiums
       15                  Summary; Payment and Allocation of Premiums
       16                  Summary; The Funds
       17                  Summary, Policy Rights

       18                  Vanguard Variable Insurance Fund; Neuberger & Berman Advisers Management
                           Trust; Berger Institutional Products Trust; Fixed Account

       19                  General Provisions; Voting Rights
       20                  Not Applicable
       21                  Summary; Policy Rights; General Provisions
       22                  Not Applicable
       23                  Safekeeping of the Separate Account's Assets
       24                  General Provisions
       25                  Ameritas Life Insurance Corp.
       26                  Not Applicable
       27                  Ameritas Life Insurance Corp.
       28                  Executive Officers and Directors of ALIC; Ameritas Life Insurance Corp.

       29                  Ameritas Life Insurance Corp.

       30                  Not Applicable
       31                  Not Applicable
       32                  Not Applicable
       33                  Not Applicable
       34                  Not Applicable
       35                  Not Applicable
       36                  Not Required
       37                  Not Applicable
       38                  Distribution of the Policies
       39                  Distribution of the Policies
       40                  Distribution of the Policies

       41                  Distribution of the Policies

       42                  Not Applicable
       43                  Not Applicable
       44                  The Funds; Accumulation Value

ITEM NO. OF
FORM N-8B-2                CAPTION IN PROSPECTUS
-----------                ---------------------

       45                  Not Applicable
       46                  The Funds; Accumulation Value; Surrender Charge
       47                  Not Applicable
       48                  State Regulation of ALIC
       49                  Not Applicable
       50                  Ameritas Life Insurance Corp. Separate Account LLVL
       51                  Cover Page; Summary; Policy Benefits; Charges and
                           Deductions
       52                  Addition, Deletion or Substitution of Investments
       53                  Summary; Federal Tax Matters
       54                  Not Applicable
       55                  Not Applicable
       56                  Not Required
       57                  Not Required
       58                  Not Required
       59                  Financial Statements

--------------------------------------------------------------------------------
PROSPECTUS                                    Ameritas Life Insurance Corp. Logo


FLEXIBLE PREMIUM                                                 5900 "O" Street
VARIABLE UNIVERSAL LIFE                        P.O. Box 81889/Lincoln, NE  68501

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable universal life insurance policy ("Policy") offered by Ameritas Life Insurance Corp. ("ALIC"), a stock life insurance company. The Policy is designed to provide insurance protection until the Policy Anniversary nearest the Insured's 100th birthday and at the same time provide flexibility to vary the frequency and amount of premium payments and to increase or decrease the level of death benefits payable under the Policy. This flexibility allows a Policyowner to provide for changing insurance needs under a single insurance policy.

The Policy guarantees the Death Benefit as long as the Policy remains in force. The Policyowner may choose death benefit Option A (generally, a level benefit that equals the Specified Amount of the Policy) or Option B (a variable benefit that generally equals the Specified Amount plus the Policy's Accumulation Value). The minimum initial Specified Amount for a policy is generally $100,000, lower specified amounts may be requested. The Policy provides for an Accumulation Value that can be obtained through Partial Withdrawals, surrender of the Policy, or through policy loans. There is no minimum guaranteed Accumulation Value. During the first three years, ALIC agrees to keep the Policy in force and provide a Guaranteed Death Benefit during that time, so long as the cumulative monthly minimum Guaranteed Death Benefit Premium is paid.


The Policyowner has the right to examine the Policy and return it for a refund for a limited time (see page 20). The initial premium payment will be allocated to the Money Market portfolio of the Vanguard Variable Insurance Fund, as of the Issue Date, for 13 days, after deducting premium charges of no greater than 5% (currently, 3.5%) to pay for premium taxes and the expense of deferring the tax deduction of policy acquisition costs. After the 13-day period (see page 22), the Accumulation Value will be allocated to the Subaccounts of ALIC Separate Account LLVL ("Separate Account") or the Fixed Account as selected by the Policyowner. The Accumulation Value, the duration of the death benefit and, if Option B is selected, the amount of the death benefit above the Specified Amount, will vary with the investment experience of the selected Subaccounts or the Fixed Account. The Accumulation Value will also be adjusted for other factors, including the amount of charges imposed and the premium payments made. The Policy will continue in force so long as the Net Cash Surrender Value is sufficient to pay certain monthly charges imposed in connection with the Policy.


The assets of each Subaccount are invested in shares of a corresponding portfolio of Vanguard Variable Insurance Fund ("Vanguard"), Neuberger & Berman Advisers Management Trust ("Neuberger & Berman AMT") or Berger Institutional Products Trust ("Berger IPT") (collectively the "Funds"). In this Separate Account, Vanguard offers nine portfolios: Money Market, High-Grade Bond, High Yield Bond, Balanced, Equity Income, Equity Index, Growth, Small Company Growth and International; Neuberger & Berman AMT offers four portfolios: Limited Maturity Bond, Growth, Partners, and Balanced; Berger IPT offers two portfolios:
Berger IPT-100 Fund and Berger IPT - Small Company Growth Fund. The accompanying prospectuses for the various funds describe the investment objectives and policies and the risks of each of the portfolios of the Funds. The investment gains or losses of the monies placed in the various portfolio Subaccounts will be experienced by the Policyowner.

Replacing existing insurance with a Policy or purchasing a Policy as a means to obtain additional insurance protection if the purchaser already owns another flexible premium variable life insurance policy may not be advantageous.


This Prospectus Must Be Accompanied or Preceded By Current Prospectuses For Vanguard, Neuberger & Berman AMT and Berger IPT.


These securities are not deposits with, or obligations of, or guaranteed or endorsed by, any financial institution; and the securities are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. These securities involve investment risk, including the possible loss of principal.


The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains other information regarding registrants that file electronically with the Securities and Exchange Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR BY ANY STATE SECURITIES REGULATORY AUTHORITY, NOR HAS THE COMMISSION, OR ANY STATE SECURITIES REGULATORY AUTHORITY, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please Read This Prospectus Carefully And Retain It For Future Reference.


The Date of This Prospectus is May 1, 1998.

--------------------------------------------------------------------------------
                                                                      LLVL     1

--------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE

Definitions................................................................    3
Summary....................................................................    5
Ameritas Life Insurance Corp. and the Separate Account ....................    9
         Ameritas Life Insurance Corp......................................    9
         Ameritas Life Insurance Corp. Separate Account LLVL...............    9
         The Funds.........................................................   10
         Investment Objectives and Policies Of The Funds' Portfolios.......   10
         Fund Management Fees .............................................   11
         Addition, Deletion or Substitution of Investments.................   13
         Fixed Account.....................................................   13
Policy Benefits............................................................   14
         Purposes of the Policy............................................   14
         Death Benefit Proceeds............................................   14
         Death Benefit Options.............................................   14
         Methods of Affecting Insurance Protection.........................   16
         Duration of Policy................................................   16
         Accumulation Value................................................   16
         Benefits at Maturity..............................................   17
         Payment of Policy Benefits........................................   17
Policy Rights..............................................................   18
         Loan Benefits.....................................................   18
         Surrenders........................................................   18
         Partial Withdrawals...............................................   19
         Transfers.........................................................   19
         Systematic Programs...............................................   20
         Refund Privilege..................................................   20
         Exchange Privilege................................................   20
Payment and Allocation of Premiums.........................................   21
         Issuance of a Policy..............................................   21
         Premiums..........................................................   21
         Allocation of Premiums and Accumulation Value.....................   22
         Policy Lapse and Reinstatement....................................   22
Charges and Deductions.....................................................   23
         Deductions From Premium Payment...................................   23
         Charges Deducted from Accumulation Value..........................   23
         Surrender Charge..................................................   24
         Transfer Charge...................................................   24
         Partial Withdrawal Charge.........................................   25
         Daily Charges Against the Separate Account........................   25
General Provisions.........................................................   25
Additional Insurance Benefits (Riders).....................................   26
Distribution of the Policies...............................................   27
Federal Tax Matters........................................................   28
Safekeeping of the Separate Account's Assets...............................   30
Third Party Services.......................................................   30
Voting Rights..............................................................   30
State Regulation of ALIC...................................................   31
Executive Officers and Directors of ALIC...................................   31
Legal Matters..............................................................   33
Legal Proceedings..........................................................   33
Experts....................................................................   34
Additional Information.....................................................   34
Financial Statements.......................................................   34
Ameritas Life Insurance Corp. Separate Account LLVL........................   35
Ameritas Life Insurance Corp...............................................   51
Appendices.................................................................   71


     The Policy, certain funds, and/or certain riders are not available in all Sates.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.
--------------------------------------------------------------------------------
2     LLVL

--------------------------------------------------------------------------------
DEFINITIONS


ACCUMULATION VALUE - The total amount that a Policy provides for investment at any time. It is equal to the total of the Accumulation Value held in the Separate Account, the Fixed Account, and any Accumulation Value held in the general account which secures policy loans.


ALIC - Ameritas Life Insurance Corp., a stock life insurance company.

ATTAINED AGE - The Issue Age of the Insured plus the number of complete Policy Years that the policy has been in force.

BENEFICIARY - The person or persons designated in the application, unless later changed, to receive the Death Benefit (see page 25 for "Beneficiary" and "Change of Beneficiary").

DECLARED RATES - The interest rate declared by ALIC to be earned on amounts in the Fixed Account, which ALIC guarantees to be no less than 3.5%.

DEATH BENEFITS - The amount of insurance coverage provided under the Policy.

DEATH BENEFIT PROCEEDS - The proceeds payable to the beneficiary upon receipt by ALIC of Satisfactory Proof of Death of the Insured while the Policy is in force. It is equal to: (l) the Death Benefit; plus (2) additional life insurance proceeds provided by any riders; minus (3) any outstanding policy debt; minus
(4) any overdue monthly deduction, including the deduction for the month of death.

FIXED ACCOUNT - An account that is a part of ALIC's General Account to which all or a portion of net premiums and transfers may be allocated for accumulation at fixed rates of interest.

GENERAL ACCOUNT - The General Account of ALIC includes all of ALIC assets except those assets segregated into separate accounts.

GUARANTEED DEATH BENEFIT PREMIUM - A specified optional premium amount for the first three policy years which, if paid in advance on a monthly or yearly cumulative basis, after adjustment for policy loans or Partial Withdrawals, will keep the Policy in force during the first three policy years, so long as other policy provisions are met, even if the Net Cash Surrender Value is insufficient to cover monthly deductions. This benefit is provided without an additional policy charge.

INSURED - The person whose life is insured under the Policy.

ISSUE AGE - The age of the Insured at the Insured's birthday nearest the Policy Date.

ISSUE DATE - The date that all financial, contractual and administrative requirements have been met and processed for the Policy.

MATURITY DATE - The date ALIC pays any net cash surrender value, if the Insured is still living.

MONTHLY ACTIVITY DATE - The same date in each succeeding month as the Policy Date except should such monthly activity date fall on a date other than a valuation date, the monthly activity date will be the next valuation date.

NET AMOUNT AT RISK - The amount by which the death benefit that would be payable on a Monthly Activity Date exceeds the Accumulation Value on that date.

NET CASH SURRENDER VALUE - The Accumulation Value on the date of surrender less any outstanding policy debt.

NET PREMIUM - Premium paid less the premium charges (See Premiums, page 21; Charges and Deductions, page 23).

OUTSTANDING POLICY DEBT - The sum of all unpaid policy loans and accrued interest on policy loans.

--------------------------------------------------------------------------------
                                                                      LLVL     3

--------------------------------------------------------------------------------

PARTIAL WITHDRAWAL - A Policyowner's means of accessing a portion of the Accumulation Value without terminating coverage under the Policy. A Partial Withdrawal has limitations, is irrevocable, and has several policy cost and coverage implications (See pages 19 and 25).

PLANNED PERIODIC PREMIUMS - A selected schedule of equal premiums payable at fixed intervals. The Policyowner is not required to follow this schedule, nor does following this schedule ensure that the Policy will remain in force unless the payments meet the requirements of the Guaranteed Death Benefit Premium.

POLICY - The Flexible Premium Variable Universal Life Insurance Policy offered by ALIC and described in this Prospectus.

POLICYOWNER - The owner of the Policy, as designated in the application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policyowner. A collateral assignee is not the Policyowner.

POLICY ANNIVERSARY DATE - The same day as the Policy Date for each year the Policy remains in force.

POLICY DATE - As set forth in the Policy, the effective date for all coverage provided in the application. The Policy Date is used to determine policy anniversary dates, policy years and monthly activity dates. Policy anniversaries are measured from the Policy Date. The Policy Date and the Issue Date will be the same unless: 1) an earlier Policy Date is specifically requested, or 2) the Issue Date is later because additional premiums or application amendments are required at time of delivery. (See Issuance of a Policy, page 21).

POLICY YEAR - The period from one Policy Anniversary Date until the next Policy Anniversary Date.

SATISFACTORY PROOF OF DEATH - Means all of the following must be submitted:
(1) A certified copy of the death  certificate;
(2) A Claimant  Statement;
(3) The Policy;  and
(4) Any other information that ALIC may reasonably require to establish the validity of the claim.


SEPARATE ACCOUNT - Ameritas Life Insurance Corp. Separate Account LLVL, a separate investment account established by ALIC to receive and invest the net premiums paid under the Policy and allocated by the Policyowner to the Separate Account.


SPECIFIED AMOUNT - The minimum death benefit under the Policy, as selected by the Policyowner, which must be $100,000 or more at the Issue Date.


SUBACCOUNT - A subdivision of the Separate Account. Each Subaccount invests exclusively in the shares of a specified portfolio of the Funds.


SURRENDER - Occurs when the policy is terminated before the maturity date during the Insured's life for its net cash surrender value. Coverage under the policy will terminate as of the date of a surrender.

VALUATION DATE - Any day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - The period between two successive Valuation Dates, commencing at the close of the New York Stock Exchange ("NYSE") on one Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.
--------------------------------------------------------------------------------
4     LLVL

--------------------------------------------------------------------------------

SUMMARY

The following summary of Prospectus information and diagram of the Policy should be read in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy contained in this Prospectus assumes that the Policy is in force, current charges were used, and there is no outstanding indebtedness.

                                Diagram of Policy

                                PREMIUM PAYMENTS
                       You can vary amount and frequency.


                            DEDUCTIONS FROM PREMIUMS
                 Premium taxes and the expense of deferring the
                tax deduction of policy acquisition costs - 3.5%
                   This charge is guaranteed not to exceed 5%
       There is no premium load to cover sales and distribution expenses.


                                   NET PREMIUM

You direct the net premium to be invested in the Fixed Account or to the Separate Account which offers fifteen different Subaccounts. The fifteen Subaccounts invest in the corresponding portfolios (Funds) of the Vanguard Variable Insurance Fund, the Neuberger & Berman Advisers Management Trust, or the Berger Institutional Products Trust.


                             DEDUCTIONS FROM ASSETS

Monthly charge for cost of insurance and cost of any riders.

Monthly charge for administrative expenses ($9.00 per month the first policy year and the 12-month period following an increase in specified amount, $4.50 per month currently thereafter). This charge is guaranteed not to exceed $9.00 per month.

Daily charge, at an annual rate of 0.75%, from the Subaccounts for mortality and expense risks. This charge is guaranteed not to exceed .90%. This charge is not deducted from Fixed Account assets.

            LIVING BENEFITS                                    RETIREMENT BENEFITS             DEATH BENEFITS

   Partial Withdrawals may be made (subject to                Loans may be taken at  a          Income tax free to
certain restrictions). The death  benefit will be          net zero interest rate after       beneficiary.
reduced  by  the amount  of the Partial Withdrawal.        ten  years  or   when    the          Available as lump
   Up to fifteen free transfers may be made each year      policyholder  reaches   55        sum  or under  the
between the investment portfolios.                        (whichever   occurs   later).      five payment meth-
   Accelerated payment of up to 50% of  the  lowest           Should  the  policy  lapse     ods   available   as
scheduled  death benefit  is  available  under certain     while loans are outstanding       retirement benefits.
conditions  for   Insureds   suffering   from terminal     the  portion  of   the  loan
illness.                                                   attributable to earnings will
  The policy may be surrendered at  any time for its       become taxable distributions.
Net   Cash   Surrender   Value.  The policy  has  no       (See page 18).
surrender  charge.   However, there  is a charge  for        Payments  can   be  taken
Partial Withdrawals.                                       under  one  or more of five
                                                           different payment options.

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                                                                      LLVL     5

--------------------------------------------------------------------------------

THE ISSUER


The Policy is issued by Ameritas Life Insurance Corp. ("ALIC"), a Nebraska stock life insurance company. A separate account of ALIC, Separate Account LLVL ("Separate Account"), has been established to hold the assets supporting the Policy. The Separate Account has fifteen Subaccounts which correspond to, and are invested in, the portfolios of the Funds discussed herein. (See ALIC and the Separate Account, page 9, and The Funds, page 10). The financial statements for ALIC can be found beginning on page 51.


THE POLICY

The policy is available for individuals and for corporations and other institutions who wish to provide coverage and benefits for key employees.


This flexible premium variable universal life insurance policy ("Policy") allows the Policyowner, within limitations, to choose: (a) the amount and frequency of premium payments; (b) the manner in which the Policyowner's Accumulation Values are invested; and (c) a choice of two death benefit options unless the Extended Maturity Rider is in effect.


As long as the Policy remains in force, it will provide for: (1) life insurance coverage on the Insured up to age 100; (2) an Accumulation Value; (3) surrender rights (including Partial Withdrawals and Surrender); (4) policy loan privileges; and (5) a variety of optional benefits and riders that may be added to the Policy for an additional charge or without charge if certain minimum premiums are paid.

PREMIUMS

This Policy differs in two important respects from a conventional life insurance policy. First, the failure to pay a Planned Periodic Premium will not in itself cause the Policy to lapse.

Second, a Policy can lapse even if Planned Periodic Premiums have been paid unless the Guaranteed Death Benefit Premium requirements have been met. (See Payment and Allocation of Premiums, page 21).

AMOUNTS. A minimum initial premium of at least 25% of the total first year monthly deductions including charges for riders, and any substandard risk adjustments must be paid in order to put the Policy in force. The minimum initial premium is less than the Guaranteed Death Benefit Premium. After the minimum initial premium is paid, unscheduled premiums may be paid in any amount and at any frequency, subject only to the maximum and minimum limitations set by ALIC and the maximum limitations set by Federal Income Tax Law. A Policyowner may also choose a Planned Periodic Premium which may include the minimum cumulative premiums necessary to keep in force the Guaranteed Death Benefit Provision.

A Policy will lapse when the Net Cash Surrender Value is insufficient to pay the monthly deduction unless the Guaranteed Death Benefit Provision is in effect. A period of 61 days from the date written notice of lapse is mailed to the Policyowner's last known address will be allowed for the Policyowner to make sufficient payment to keep the Policy in force for the Policyowner (grace period).

ALLOCATION OF NET PREMIUMS

The Policyowner may select the manner in which the new premiums are allocated between the Fixed Account (See Fixed Account, page 13) and to one or more of the Subaccounts.

Net premiums, which equal the premiums paid less the premium charges, are first allocated for 13 days, as of the Issue Date, to the Subaccount for the Money Market Portfolio of Vanguard. After the 13-day period the Accumulation Value will be allocated as selected by the Policyowner. The Policyowner may change the allocation instructions for premiums and may also make a special designation for unscheduled premiums. Subject to certain charges and restrictions, a Policyowner may also transfer amounts among the Subaccounts and the Fixed Account. (See Allocation of Premiums and Accumulation Value, page 22).
--------------------------------------------------------------------------------
6     LLVL

--------------------------------------------------------------------------------

The various Subaccounts available invest in a corresponding portfolio of the Funds. In this Separate Account, Vanguard offers nine portfolios: Money Market, High-Grade Bond, High Yield Bond, Balanced, Equity Income, Equity Index, Growth, Small Company Growth and International; Neuberger & Berman AMT offers four portfolios: Limited Maturity Bond, Growth, Partners and Balanced; and Berger IPT offers two portfolios: Berger IPT-100 Fund and Berger IPT-Small Company Growth Fund. A summary of the investment objectives for these portfolios is set forth at page 10 of this Prospectus, and detailed objectives of these portfolios are described in the accompanying prospectuses for the Funds. There is no assurance that these objectives will be met. The Policyowner bears the entire investment risk for amounts allocated to the Subaccounts.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS AND DEATH BENEFIT OPTIONS. While the Policy remains in force, ALIC will pay the Death Benefit Proceeds to the Beneficiary upon receipt of Satisfactory Proof of Death of the Insured. These proceeds may be paid in a lump sum or in accordance with an optional payment plan.

The Policy provides for two death benefit options unless the Extended Maturity Rider is in effect. Under either option, so long as the Policy remains in force, the death benefit will not be less than the current Specified Amount of the Policy adjusted for any policy indebtedness and any overdue monthly deductions. The death benefit may, however, exceed the Specified Amount, depending upon the investment experience of the Policy. Death Benefit Option A provides for a level benefit equal to the current Specified Amount of the Policy, unless the Accumulation Value of the Policy on the date of the Insured's death multiplied by the applicable percentage set forth in the Policy is greater, in which case the death benefit is equal to that larger amount. Death Benefit Option B provides for a variable benefit equal to the current Specified Amount of the Policy plus the Policy's Accumulation Value on the date of the Insured's death, or if greater, the Accumulation Value of the Policy on the date of the Insured's death multiplied by the applicable percentage set forth in the Policy. (See Death Benefit Options, page 14).

If the Extended Maturity Rider is in effect, the Death Benefit will be the Accumulation Value.

Optional insurance benefits offered under the Policy include: Guaranteed Death Benefit provision; Children's Protection Rider; Cost Recovery Rider; Guaranteed Insurability Rider; Payor Waiver of Monthly Deductions on Disability; Accelerated Benefit Rider for Terminal Illness, Waiver of Monthly Deductions on Disability. These riders are not available in every state. The cost, if any, of these additional insurance benefits will be deducted from the Policy's Accumulation Value as a part of the monthly deduction. The Guaranteed Death Benefit provision is provided without cost but requires the described premium payments.

BENEFITS AT MATURITY. On the Maturity Date of the Policy, if the Insured is still living, the Policyowner will be paid the Net Cash Surrender Value of the Policy.


ACCUMULATION VALUE BENEFITS. The Policy's Accumulation Value in the Separate Account will reflect the amount and frequency of premium payments, the investment experience of the chosen Subaccounts and the Fixed Account, policy loans, any Partial Withdrawals, and any charges imposed in connection with the Policy. The entire investment risk of the Separate Account is borne by the Policyowner. ALIC does not guarantee a minimum Accumulation Value in the Separate Account. (See Accumulation Value, page 16). It does guarantee the Fixed Account.


The Policyowner may surrender the Policy at any time and receive its Net Cash Surrender Value. Subject to certain limitations, the Policyowner may also make a Partial Withdrawal from the Policy and obtain a portion of the Accumulation Value at any time prior to the maturity date. Partial Withdrawals will reduce both the Accumulation Value and the Death Benefit payable under the Policy. (See Partial Withdrawals, page 19). A charge will be deducted from the amount paid upon Partial Withdrawal. (See Partial Withdrawal Charge, page 25).

POLICY LOANS. Policy loans, secured by the Accumulation Value of the Policy, are available. After the first policy anniversary, the Policyowner may obtain a loan at "regular" loan interest rates, which shall not exceed 6% annually.

After the later of age 55 or the tenth policy anniversary, the Policyowner can borrow against a limited amount of the Accumulation Value of the Policy at a "reduced" interest rate, which reduced rate is currently 3.5% and shall not exceed 4% annually ("reduced rate loan"). While the loan is outstanding, the Policyowner earns 3.5% interest on the Accumulation Values securing the loans. (For details concerning policy loan provisions, see page 18).
--------------------------------------------------------------------------------
                                                                      LLVL     7

--------------------------------------------------------------------------------

Policy loans may have tax consequences and will affect earnings and Policy Accumulation Values. Should the policy lapse while loans are outstanding the portion of the loans attributable to earnings will become taxable distributions. Should the Policy become a modified endowment contract, loans (including loans to pay loan interest) will be taxable to the extent of any gain under the Policy. Further, a 10% penalty tax also applies to the taxable portion of any distribution prior to the Insured's age 59 1/2. (See Federal Tax Matters, page
28).

CHARGES

SALES CHARGE. There is no premium load to cover sales and distribution expenses.

PREMIUM CHARGES. Generally, a charge of no greater than 5% (currently 3.5%) of each premium will be deducted to compensate ALIC for premium tax charges (currently 2.5%) and the expenses of deferring the tax deduction of policy acquisition costs (currently 1.0%) before placing any amount in a Subaccount or the Fixed Account. ALIC does not expect to derive a profit from the premium charges. (See Deductions From Premium Payment, page 23).

MONTHLY CHARGES AGAINST THE ACCUMULATION VALUE.

a) A monthly maintenance charge of up to $9.00 [currently ALIC is charging $9.00 per month ($108.00 per year) during the first Policy Year and during the 12-month period after an increase in specified amount, and $4.50 per month ($54.00 per year) thereafter] to compensate ALIC for the continuing administrative costs of the Policy; plus

b) A monthly charge for the cost of insurance including the cost for any riders. (See Charges Deducted from Accumulation Value, page 23).

SURRENDER CHARGE. This policy has no surrender charge. However, there is a charge for Partial Withdrawals. (See below).

TRANSFER CHARGE. Fifteen transfers of Accumulation Value per policy year will be permitted free of charge. A $10 administrative charge may be assessed for each additional transfer. The transfer charge will be deducted from the amount transferred. (See Transfer Charge, page 24).

PARTIAL WITHDRAWAL CHARGE. A maximum charge, not to exceed the lesser of $50 or 2% of the amount withdrawn may be deducted for each Partial Withdrawal. (Currently, the charge is the lesser of $25 or 2%.) The charge will be deducted from the amount paid as a result of the Partial Withdrawal and will compensate ALIC for the administrative costs of Partial Withdrawals. A Partial Withdrawal charge is not assessed when a Policy is surrendered. (See Partial Withdrawal Charge, page 25).


DAILY CHARGES AGAINST THE SEPARATE ACCOUNT. A daily charge at an annual rate not to exceed .90% (currently .75%) of the average daily net assets of each Subaccount, but not the Fixed Account. This charge compensates ALIC for mortality and expense risks assumed in connection with the Policy. (See Daily Charges Against the Separate Account, page 25).

No additional charges are currently made against the Separate Account for federal, state or local taxes. If there is a material change from the expected treatment of ALIC under federal, state or local tax laws, ALIC may determine to make deductions from the Separate Account to pay those taxes. (See Taxes, page
25).

In addition, because the Separate Account purchases shares of the Funds, the value of the units in each Subaccount will reflect the net asset value of shares of the various Funds held therein, and therefore, the investment advisory fee and other expenses incurred by the Funds. (See The Funds, page 10).


TAX TREATMENT OF THE POLICY

Like death benefits payable under conventional life insurance policies, life insurance proceeds payable under the Policy are excludable from the taxable income of the Beneficiary. Should the Policy be deemed a modified endowment contract (see Federal Tax Matters-Tax Status of the Policy, page 28), Partial Withdrawals or Surrenders, assignments, policy pledges, and loans under the Policy will be taxable to the Policyowner to the extent of any gain under the Policy. Generally, a 10% penalty tax also applies to the taxable portion of any distribution prior to the Insured reaching age 59 1/2. (For further detail regarding taxation, see Federal Tax Matters, page 28).
--------------------------------------------------------------------------------
8     LLVL

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REFUND PRIVILEGE

The Policyowner is granted a period of time (a "free look period") to examine a Policy and return it for a refund. The Policyowner may cancel the Policy within 45 days after Part I of the application is signed, within 10 days after the Policyowner receives the Policy, or 10 days after ALIC delivers a notice concerning cancellation, whichever is later. The amount of the refund is the greater of the premium paid or the premium paid adjusted by investment gains and losses. (See Refund Privilege, page 20).

EXCHANGE PRIVILEGE

During the first 24 months after the policy date of the Policy, subject to certain restrictions, the Policyowner may exchange the Policy for a flexible premium adjustable life insurance policy issued and made available for exchange by ALIC. The policy provisions and applicable charges for the new Policy will be based on the same Policy Date and Issue Age as under the Policy. (See Exchange Privilege, page 20).


ALIC AND THE SEPARATE ACCOUNT


AMERITAS LIFE INSURANCE CORP.


Ameritas Life Insurance Corp. ("ALIC") is a stock life insurance company domiciled in Nebraska since 1887. ALIC is currently licensed to sell life insurance in 49 states, and the District of Columbia. The Home Office of ALIC is at 5900 "O" Street, Lincoln, Nebraska 68501.

ALIC and subsidiaries had total assets at December 31, 1997 of over $3.4 billion. ALIC enjoys a long standing A+ (Superior) rating from A.M. Best, an independent firm that analyzes insurance carriers. ALIC also has been rated A ("Excellent") by Weiss Research, Inc., and has an AA ("Excellent") rating from Standard & Poor's for claims-paying ability.

Effective January 1, 1998, ALIC converted from a mutual insurance company structure to a mutual insurance holding company structure pursuant to the Nebraska Mutual Insurance Holding Company Act. The conversion was approved by the Nebraska State Department of Insurance and the policy owners of the mutual company. As a result of the conversion, ALIC is wholly owned by Ameritas Holding Company, which is wholly owned by Ameritas Mutual Insurance Holding Company. There are no other owners of 5% or more of the outstanding voting securities of ALIC.

Ameritas Investment Corp. ("AIC"), the principal underwriter of the policies, may publish in advertisements and reports to Policyowners, the ratings and other information assigned to ALIC by one or more independent rating services and charts and other information concerning dollar cost averaging, portfolio rebalancing, earnings sweep, tax-deference, diversification, asset allocation, long term market trends, index performance, and other investment methods. ALIC may also publish information about Veritas, ALIC's wholly owned, direct-to-consumer subsidiary. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of ALIC. The ratings do not relate to the performance of the Separate Account.


AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL


Ameritas Life Insurance Corp. Separate Account LLVL ("the Separate Account") was established under Nebraska law on August 24, 1994. The assets of the Separate Account are held by ALIC and are segregated from all of ALIC's other assets. These assets are not chargeable with liabilities arising out of any other business which ALIC may conduct, including any income, gains, or losses of ALIC. Although the assets maintained in the Separate Account will not be charged with any liabilities arising out of ALIC's other business, all obligations arising under the Policies are liabilities of ALIC who will maintain assets in the Separate Account of a total market value at least equal to the reserve and other contract liabilities of the Separate Account. Nevertheless, to the extent assets in the Separate Account exceed ALIC's liabilities in the Separate Account, the assets are available to cover the liabilities of ALIC's General Account. ALIC may, from time to time, withdraw assets available to cover the General Account obligations. The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which


--------------------------------------------------------------------------------
                                                                      LLVL     9

--------------------------------------------------------------------------------

is a type of investment company. This does not involve any SEC supervision of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a Division of ALIC.


THE FUNDS


There are currently fifteen Subaccounts within the Separate Account available to Policyowners for new allocations. Each Subaccount of the Separate Account will invest only in the shares of a corresponding portfolio of Vanguard, Neuberger & Berman AMT, or Berger IPT (collectively the "Funds"). Each fund is registered with the SEC under the 1940 Act as an open-end diversified management investment company.


The assets of each portfolio of the Funds are held separate from the assets of the other portfolios. Thus, each portfolio operates as a separate investment portfolio, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

The investment objectives and policies of each portfolio are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectuses for each of the Funds, which must accompany or precede this Prospectus. These Prospectuses should be read carefully together with this Prospectus and retained.

All underlying fund information, including Fund prospectuses, has been provided to ALIC by the underlying Funds. ALIC has not independently verified this information.

Each  Policyowner  should   periodically   consider  the  allocation  among  the
Subaccounts in light of current market conditions and the investment risks attendant to investing in the Funds' various portfolios.


The Separate Account will purchase and redeem shares from the Portfolios at the net asset value. Shares will be redeemed to the extent necessary for ALIC to collect charges, pay the surrender values, Partial Withdrawals, and make policy loans or to transfer assets from one Subaccount to another, or to the Fixed Account, as requested by Policyowners. Any dividend or capital gain distribution received is automatically reinvested in the corresponding Subaccount.

Since Vanguard, Neuberger & Berman AMT and Berger IPT are each designed to provide investment vehicles for variable annuity or variable life insurance contracts of various insurance companies and will be sold to separate accounts of other insurance companies as investment vehicles for various types of variable life insurance policies or variable annuity contracts, there is a possibility that a material conflict may arise between the interests of the Separate Account and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing its separate accounts from the Funds, to resolve the matter. The risks of such mixed and shared funding are described further in the prospectuses of the Funds.


INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS' PORTFOLIOS

VANGUARD

MONEY MARKET PORTFOLIO seeks to provide a current income and a stable net asset value of $1.00 per share. The Portfolio invests primarily in high-quality money market instruments issued by financial institutions, nonfinancial corporations, and the U.S. Government, state and municipal governments and their agencies or instrumentalities, as well as repurchase agreements collateralized by such securities.

HIGH-GRADE BOND PORTFOLIO seeks to parallel the investment results (income plus capital change) of publicly-traded investment graded fixed-income securities in the aggregate by attempting to duplicate the investment performance of a broad investment grade bond index. The Portfolio invests primarily in a diversified portfolio of U.S. Government, corporate and foreign dollar-denominated bonds and mortgage-backed securities.

--------------------------------------------------------------------------------
10     LLVL

--------------------------------------------------------------------------------

HIGH YIELD BOND PORTFOLIO seeks to provide a high level of current income by investing in a diversified portfolio of lower quality, high-yielding corporate debt securities (commonly referred to as "junk bonds").

BALANCED PORTFOLIO seeks to provide capital growth and a reasonable level of current income by investing in a diversified portfolio of common stocks and bonds.

EQUITY INCOME PORTFOLIO seeks to provide a high level of current income by investing principally in dividend-paying equity securities.

EQUITY INDEX PORTFOLIO seeks to parallel the investment results of the Standard & Poor's 500 Composite Stock Price Index (the "S & P 500"). The Portfolio invests primarily in common stocks included in the S & P 500.

GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of seasoned U.S. companies with above-average prospects for growth.

SMALL COMPANY GROWTH PORTFOLIO seeks to provide long-term growth in capital by investing primarily in equity securities of small companies deemed to have favorable prospects for growth.

INTERNATIONAL PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of seasoned companies located outside the United States.

NEUBERGER & BERMAN AMT

LIMITED MATURITY BOND PORTFOLIO seeks the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. Principal series investments are short-to-intermediate term debt securities, primarily investment grade.

GROWTH PORTFOLIO seeks capital appreciation, without regard to income. Principal series investments are common stocks.

PARTNERS PORTFOLIO seeks capital growth. Principal series investments are common stocks and other equity securities of established companies.

BALANCED PORTFOLIO seeks long-term capital growth and reasonable current income without undue risk to principal. Principal series investments are common stocks and short-to-intermediate term debt securities, primarily investment grade.

BERGER IPT

BERGER IPT-100 FUND seeks long-term capital appreciation. Current income is not an investment objective. The Fund places primary emphasis on established companies which it believes to have favorable growth prospects, regardless of the company's size. Common stock usually constitutes all or most of the Fund's investment portfolio, but the Fund remains free to invest in securities other than common stocks.

BERGER IPT-SMALL COMPANY GROWTH FUND seeks capital appreciation. It invests principally in a diversified group of equity securities of small growth companies with market capitalization of less than $1 billion at the time of initial purchase.

FUND MANAGEMENT FEES

Fee information relating to the underlying funds was provided to ALIC by the underlying funds. ALIC has not independently verified the information received from the underlying funds.

Vanguard's Fixed Income Group provides advisory services to the Money Market and High-Grade Bond portfolios. Vanguard's Core Management Group provides advisory services to the Equity Index portfolio. Newell Associates, Lincoln Capital Management, and Granahan Investment Management, Inc., serve as independent investment advisors to the Equity Income, Growth, and Small Company Growth portfolios, respectively. Wellington Management Company serves as investment advisor to the Balanced and High Yield Bond portfolios. The International portfolio employs Schroder Capital Management International, Inc. as the adviser. Vanguard charges a fee to each portfolio for providing corporate management, administrative, distribution and shareholder accounting services.

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                                                                     LLVL     11

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Neuberger & Berman  Advisers  Management  Trust (the  "Trust")  is divided  into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

Neuberger & Berman Management, Inc. ("NBMI") provides investment management services to each Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. NBMI provides administrative services to each Portfolio that include furnishing similar facilities and personnel to the Portfolio. With the Portfolio's consent, NBMI is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties.

Each Portfolio bears all expenses of its operations other than those borne by NBMI as administrator of the Portfolio and as distributor of its shares. Each Series bears all expenses of its operations other than those borne by NBMI as investment manager of the Series. These expenses include, but are not limited to, for the Portfolios and the Series, legal and accounting fees and compensation for trustees who are not affiliated with NBMI; for the Portfolios, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series are allocated on the basis of the net assets of the respective Series.

NBMI has voluntarily undertaken to limit the listed Portfolio's expenses by reimbursing each Portfolio for its operating expenses and its pro rata share of its corresponding Series' operating expenses, excluding the compensation of NBMI, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.


The effect of any expense limitation by NBMI is to reduce operating expenses of a portfolio and its corresponding Series and thereby increase total return.

Berger Associates provides investment advisory services to the Berger IPT Funds available in the Separate Account. Berger Associates has voluntarily agreed to waive its advisory fee and has voluntarily reimbursed the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the management fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of Berger IPT-100 Fund exceed 1.00%, and the normal operating expenses in any fiscal year of the Berger IPT-Small Company Growth Fund exceed 1.15%, of the respective Fund's average daily net assets.


EXPENSES

                             INVESTMENT ADVISORY
PORTFOLIO                      & MANAGEMENT                   OTHER EXPENSES                    TOTAL

VANGUARD(1)

Money Market                        .17%                      .04%                             .21%
High-Grade Bond                     .23%                      .06%                             .29%
High Yield Bond                     .27%                      .04%                             .31%
Balanced                            .29%                      .03%                             .32%
Equity Income                       .33%                      .04%                             .37%
Equity Index                        .20%                      .03%                             .23%
Growth                              .35%                      .03%                             .38%
Small Company Growth                .35%                      .04%                             .39%
International                       .38%                      .08%                             .46%


NEUBERGER & BERMAN(2)

                            INVESTMENT MANAGEMENT
PORTFOLIO                   & ADMINISTRATION FEES             OTHER EXPENSES                     TOTAL


Limited Maturity                    .65%                                .12%                      .77%
Balanced                            .85%                                .19%                     1.04%
Partners                            .80%                                .06%                      .86%
Growth                              .83%                                .07%                      .90%

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12     LLVL

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
BERGER IPT

                           INVESTMENT MANAGEMENT
PORTFOLIO                  & ADMINISTRATION FEES              OTHER EXPENSES                    TOTAL
                                                          (reflect reimbursement)      (reflect reimbursement)

100 Fund                            .00%                      1.00%(3)                         1.00%(3)
Small Company Growth                .00%                      1.15%(4))                        1.15%(4)

(1)    9/30/97 fiscal year end.
(2)    12/31/97 fiscal year end.
(3) Expenses reflect fee waiver and expense reimbursement. Absent such waiver and reimbursement, "Other" Expenses would have been 8.43%; and "Total" Expenses would have been 9.18%.
(4) Expenses reflect fee waiver and expense reimbursement. Absent such waiver and reimbursement, "Other" Expenses would have been 4.91%; and "Total" Expenses would have been 5.81%.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


ALIC reserves the right, subject to applicable law, and, if necessary, after notice to and prior approval from the SEC and/or state insurance authorities, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. The Separate Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by the Policyowners.

ALIC may, in its sole discretion, also establish additional Subaccounts of the Separate Account, each of which would invest in shares corresponding to a new portfolio of the Funds or in shares of another investment company having a specified investment objective. ALIC may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Policyowners on a basis to be determined by ALIC.

If any of these substitutions or changes are made, ALIC may by appropriate endorsement change the Policy to reflect the substitution or change. If ALIC deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other ALIC separate accounts. To the extent permitted by applicable law, ALIC may also transfer the assets of the Separate Account associated with the Policies to another separate account. In addition, ALIC may, when permitted by law, restrict or eliminate any voting rights of Policyowners or other persons who have voting rights as to the Separate Account.


The Policyowner will be notified of any material change in the investment policy of any portfolio in which the Policyowner has an interest.

FIXED ACCOUNT

Policyowners may elect to allocate all or a portion of their premium payments to the Fixed Account, and they may also transfer monies from the Separate Account to the Fixed Account or from the Fixed Account to the Separate Account. (See Transfers, page 19).


Payments allocated to the Fixed Account and transferred from the Separate Account to the Fixed Account are placed in the General Account of ALIC, which supports insurance and annuity obligations. The General Account includes all of ALIC's assets, except those assets segregated in the separate accounts. ALIC has the sole discretion to invest the assets of the General Account, subject to applicable law. ALIC bears an investment risk for all amounts allocated or transferred to the Fixed Account and interest credited thereto, less any deduction for charges and expenses, whereas the Policyowner bears the investment risk that the declared rate described below, may fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act") nor is the General Account registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly neither the General Account nor any interest therein is generally subject to the provisions of the 1933 Act or 1940 Act.


We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract; however, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the Federal Securities Laws regarding the accuracy and completeness of statements made in prospectuses.

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                                                                     LLVL     13
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ALIC guarantees  that it will credit interest at an effective  annual rate of at least 3.5%. ALIC may, at its discretion, declare higher interest rate(s) for amounts allocated or transferred to the General Account ("Declared Rate(s)"). Amounts allocated to the Fixed Account receive an interest rate declared effective for the month of issue. The declared interest rate is guaranteed for the remainder of the Policy Year. During subsequent Policy Years, all amounts in the Fixed Account will earn the interest rate that was declared in the month of the last Policy anniversary. Declared interest rates may be lower or higher than the previous period.


POLICY BENEFITS

PURPOSES OF THE POLICY

The Policy is designed to provide the Policyowner with both lifetime insurance protection to the policy anniversary nearest the Insured's 100th birthday and flexibility in connection with the amount and frequency of premium payments and with the level of life insurance proceeds payable under the Policy.

The Policyowner is not required to pay scheduled premiums to keep a Policy in force, but may, subject to certain limitations, vary the frequency and amount of premium payments. Moreover, the Policy allows a Policyowner to adjust the level of death benefits payable under the Policy without having to purchase a new Policy by increasing (with evidence of insurability) or decreasing the Specified Amount. An increase in the Specified Amount will increase the optional Guaranteed Death Benefit Premium required. Thus, as insurance needs or financial conditions change, the Policyowner has the flexibility to adjust life insurance benefits and vary premium payments.


The Death Benefit may, and the Accumulation Value will, vary with the investment experience of the chosen Subaccounts of the Separate Account. Thus the Policyowner benefits from any appreciation in value of the underlying assets, but bears the investment risk of any depreciation in value. As a result, whether or not a Policy continues in force may depend in part upon the investment experience of the chosen Subaccounts. The failure to pay a planned periodic premium will not necessarily cause the Policy to lapse, but the Policy could lapse even if planned periodic premiums have been paid, depending upon the investment experience of the Separate Account. ALIC agrees to keep the Policy in force during the first three years and provide a Guaranteed Death Benefit during that period so long as the cumulative monthly Guaranteed Death Benefit Premium is paid even though the Guaranteed Death Benefit Premium allowed by contract may not, after the payment of monthly insurance and administrative charges, generate positive Net Cash Surrender Values.


DEATH BENEFIT PROCEEDS

As long as the Policy remains in force, ALIC will, upon satisfactory proof of the Insured's death, pay the Death Benefit Proceeds of a Policy in accordance with the death benefit option in effect at the time of the Insured's death. The amount of the death benefits payable will be determined at the end of the Valuation Period during which the Insured's death occurred. The Death Benefit Proceeds may be paid in a lump sum or under one or more of the payment options set forth in the Policy. (See Payment Options, page 17).

Death  Benefit   Proceeds  will  be  paid  to  the  surviving   beneficiary   or
beneficiaries specified in the application or as subsequently changed. If no beneficiary is chosen, the proceeds will be paid to the Policyowner's estate.

DEATH BENEFIT OPTIONS

The Policy provides two Death Benefit options, unless the Extended Maturity Rider is in effect, and the Policyowner selects one of the options in the application. The Death Benefit under either option will never be less than the current Specified Amount of the Policy as long as the Policy remains in force (see Policy Lapse and Reinstatement, page 22). The minimum initial Specified Amount is generally $100,000, lower Specified Amounts may be requested. Defined differences, assisted by graphic illustrations are as follows:

OPTION A.

Omitted graph illustrates payout under Death Benefit Option A, specifically by showing the relationship over time, between the Specified Amount and the Accumulation Value.


Death Benefit Option A. Pays a Face Amount of Death Benefit equal to the Specified Amount or the Accumulation Value multiplied by the Death Benefit Ratio (as illustrated at Point A) whichever is greater.

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14     LLVL
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Under Option A, the Death Benefit is the current  Specified Amount of the Policy or, if greater, the applicable percentage of Accumulation Value on the date of death. The applicable percentage is 250% for Insureds with an attained age 40 or younger on the policy anniversary prior to the date of death. For Insureds with an attained age over 40 on that policy anniversary, the percentage declines. For example, the percentage at age 40 is 250%, at age 50 is 185%, at age 60 is 130%, at age 70 is 115%, at age 80 is 105%, and at age 95 is 100%. Accordingly, under Option A the Death Benefit will remain level at the Specified Amount unless the applicable percentage of Accumulation Value exceeds the current Specified Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies. Policyowners who prefer to have favorable investment performance, if any, reflected in higher Accumulation Value, rather than increased insurance coverage, generally should select Option A.

OPTION B.

Omitted graph illustrates payout under Death Benefit Option B, specifically by showing the relationships over time, between the Specified Amount and the Accumulated Value.

Death Benefit Option B. Pays a Face Amount of Death Benefit equal to the Specified Amount plus the Policy's Accumulation Value or the Accumulation Value multiplied by the Death Benefit Ratio, whichever is greater.

Under Option B, the death benefit is equal to the current Specified Amount plus the Accumulation Value of the Policy or, if greater, the applicable percentage of the Accumulation Value on the date of death. The applicable percentage is the same as under Option A: 250% for Insureds with an attained age 40 or younger on the policy anniversary prior to the date of death, and for Insureds with an attained age over 40 on that policy anniversary the percentage declines. Accordingly, under Option B the amount of the death benefit will always vary as the Accumulation Value varies (but will never be less than the Specified Amount). Policyowners who prefer to have favorable investment performance, if any, reflected in increased insurance coverage, rather than higher Accumulation Values, generally should select Option B.

EXTENDED MATURITY. If the Extended Maturity Rider is in effect, the Death Benefit will be the Accumulation Value.

CHANGE IN DEATH BENEFIT OPTION. The Death Benefit option may be changed once per year after the first policy year by sending ALIC a written request. The effective date of such a change will be the monthly activity date on or following the date the change is approved by ALIC. A change may have Federal Tax consequences.

If the Death Benefit option is changed from Option A to Option B, the Death Benefit after the change will equal the Specified Amount before the change plus the Accumulation Value on the effective date of the change and will require evidence of insurability before the change is made. If the death benefit option is changed from Option B to Option A, the Specified Amount under Option A after the change will equal the death benefit under Option B on the effective date of change.

No charges will be imposed upon a change in Death Benefit option, nor will such a change in and of itself result in an immediate change in the amount of a Policy's Accumulation Value. However, a change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the Net Amount at Risk, which is the amount by which the Death Benefit that would be payable on a monthly activity date exceeds the Accumulation Value on that date. Changing from Option B to Option A will generally decrease, in the future, the Net Amount at Risk, and therefore the cost of insurance charges. Changing from Option A to Option B will increase the Net Amount at Risk. Such a change will result in an immediate increase in the cost of insurance charges because of the increased coverage. (See Charges and Deductions, page 23 and Federal Tax Matters, page 28).

CHANGE IN SPECIFIED AMOUNT. Subject to certain limitations, after the first policy year, a Policyowner may increase or decrease the Specified Amount of a Policy. A change in Specified Amount may affect the cost of insurance rate and the Net Amount at Risk, both of which may affect a Policyowner's cost of insurance charge and have Federal Tax consequences. (See Charges and Deductions, page 23 and Federal Tax Matters, page 28).

Any increase or decrease in the Specified Amount will become effective on the Monthly Activity Date on or next following the date a written request is approved by ALIC. The Specified Amount of a Policy may be changed only once per year and ALIC may limit the size of a change in a policy year. The Specified Amount remaining in force after any requested decrease may not be less than $100,000 in the first three policy years and $75,000 thereafter. In addition, if following the decrease in Specified Amount, the Policy would not comply with the maximum premium limitations required by Federal Tax Law

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                                                                     LLVL     15

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(See Premiums, page 21), the decrease may be limited or Accumulation Value may be returned to the Policyowner at the Policyowner's election, to the extent necessary to meet these requirements.

Increases in the Specified Amount will be allowed after the first policy year. For an increase in the Specified Amount, a written supplemental application must be submitted. ALIC may also require additional evidence of insurability. Although an increase need not necessarily be accompanied by an additional premium, in certain cases an additional premium will be required to effect the requested increase. (See Premiums Upon Increases in Specified Amount, page 22). The minimum amount of any increase is $25,000, and an increase cannot be made if the Insured's attained age is over 80. An increase in the Specified Amount will result in certain increased charges, which will be deducted from the Accumulation Value of the Policy on each Monthly Activity Date. An increase in the Specified Amount during the time the Guaranteed Death Benefit provision is in effect will increase the premium requirements for that provision. (See Charges and Deductions, page 23).

METHODS OF AFFECTING INSURANCE PROTECTION

A Policyowner may increase or decrease the pure insurance protection (Net Amount at Risk) provided by a Policy - the difference between the Death Benefit and the Accumulation Value - in several ways as insurance needs change. These ways include increasing or decreasing the Specified Amount of insurance, changing the level of premium payments, and making a Partial Withdrawal of the Policy's Accumulation Value. Certain of these changes may have Federal Tax consequences. The consequences of each of these methods will depend upon the individual circumstances.

DURATION OF THE POLICY

The duration of the Policy generally depends upon the Accumulation Value. The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to pay the monthly deduction. (See Charges Deducted from Accumulation Value, page 23). Where, however, the Net Cash Surrender Value is insufficient to pay the monthly deduction and the grace period expires without an adequate payment by the Policyowner, the Policy will lapse and terminate without value. (See Policy Lapse and Reinstatement, page 22). ALIC agrees to keep the policy in force during the first three years and provide a Guaranteed Death Benefit so long as the cumulative Guaranteed Death Benefit premium is paid. (See Additional Insurance Benefits, page 26).

ACCUMULATION VALUE


The Policy's Accumulation Value in the Separate Account or the Fixed Account will reflect the investment performance of the chosen Subaccounts of the Separate Account or the Fixed Account, the net premiums paid, any Partial Withdrawals, and the charges assessed in connection with the Policy. A Policyowner may at any time surrender the Policy and receive the Policy's Net Cash Surrender Value. (See Surrenders, page 18). There is no guaranteed minimum Accumulation Value.


DETERMINATION OF ACCUMULATION VALUE. Accumulation Value is determined on each Valuation Date. On the policy Issue Date, the Accumulation Value in a Subaccount will equal the portion of any net premium allocated to the Subaccount, reduced by the portion of the first monthly deductions allocated to that Subaccount. (See Allocation of Premiums and Accumulation Value, page 22). Thereafter, on each Valuation Date, the Accumulation Value of a Policy will equal:

(a) The aggregate of the values attributable to the Policy in each of the Subaccounts on the Valuation Date, determined for each Subaccount by multiplying the Subaccount's unit value by the number of Subaccount units allocated to the Policy; plus

(b)  The value of the Fixed Account; plus

(c) Any Accumulation Value impaired by policy debt held in the General Account; plus

(d)  Any net premiums received on that Valuation Date; less

(e)  Any Partial Withdrawal, and its charge, made on that Valuation Date; less

(f)  Any monthly deduction to be made on that Valuation Date; less

(g)  Any federal or state income taxes charged against the Accumulation Value.

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16     LLVL

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In computing the Policy's  Accumulation  Value,  the number of Subaccount  units allocated to the Policy is determined after any transfers among Subaccounts, or the Fixed Account, (and deduction of transfer charges) but before any other Policy transactions, such as receipt of net premiums and Partial Withdrawals, on the Valuation Date. Because the Accumulation Value is dependent upon a number of variables, a Policy's Accumulation Value cannot be predetermined.


THE UNIT VALUE. The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount shall be calculated by (i) multiplying the per share net asset value of the corresponding Fund portfolio on the Valuation Date times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
(ii) a charge not exceeding an annual rate of .90% for mortality and expense risk; and (iii) dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that date. (See Daily Charges Against the Separate Account, page 25).


BENEFITS AT MATURITY

If the Insured is living, ALIC will pay the Net Cash Surrender Value of the Policy on the Maturity Date to the Policyowner. The Policy will mature on the policy anniversary nearest the Insured's 100th birthday, if living, unless the maturity has been extended by election of the Extended Maturity Rider.

PAYMENT OF POLICY BENEFITS

Death Benefit Proceeds under the Policy will usually be paid within seven days after ALIC receives Satisfactory Proof of Death. Accumulation Value benefits will ordinarily be paid within seven days of receipt of a written request. Payments may be postponed in certain circumstances. (See Postponement of Payments, page 26). The Policyowner may decide the form in which the benefits will be paid. During the Insured's lifetime, the Policyowner may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. Changes must be in writing and will revoke all prior elections. These choices are also available if the Policy is surrendered or matures. If no election is made, ALIC will pay the benefits in a lump sum. When death benefits are payable in a lump sum and no election for an optional method of payment is in force at the death of the Insured, the beneficiary may select one or more of the optional methods of payment. Further, if the Policy is assigned, any amounts due to the assignee will first be paid in one sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

PAYMENT OPTIONS. The minimum amount of each payment is $100. If a payment would be less than $100 ALIC has the right to make payments less often so that the amount of each payment is at least $100. Once a payment option is in effect, the proceeds will be transferred to ALIC's general account. ALIC may make other payment options available in the future. For additional information concerning these options, see the Policy itself. The following payment options are currently available:

OPTION AI--INTEREST PAYMENT OPTION. ALIC will hold any amount applied under this option. Interest on the unpaid balance will be paid or credited each month at a rate determined by ALIC.

OPTION AII--FIXED AMOUNT PAYABLE OPTION. Each payment will be for an agreed fixed amount. Payments continue until the amount ALIC holds runs out.

OPTION B--FIXED PERIOD PAYMENT OPTION. Equal payments will be made for any period selected up to 20 years.

OPTION C--LIFETIME PAYMENT OPTION. Equal monthly payments are based on the life of a named person. Payments will continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time.

OPTION D--JOINT LIFETIME PAYMENT OPTION. Equal monthly payments are based on the lives of two named persons. While both are living, one payment will be made each month. When one dies, the same payment will continue for the lifetime of the other.

As an alternative to the above payment options, the proceeds may be paid in any other manner approved by ALIC.


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                                                                     LLVL     17
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POLICY RIGHTS

LOAN BENEFITS

LOAN PRIVILEGES. After the first policy anniversary, the Policyowner may borrow up to 100% of the Net Cash Surrender Value after adjustment for loan interest and guaranteed monthly deductions for the remainder of the policy year. The loans will be made at regular and, as described below, reduced loan interest rates. Loans usually are funded within seven days after receipt of a written request. The loan may be repaid at any time while the Insured is living, prior to the Maturity Date. Loans may have a tax consequence. (See Federal Tax Matters, page 28).

LOAN INTEREST. ALIC charges interest to Policyowners at regular and reduced rates. Regular loans will accrue interest on a daily basis at a rate of up to 6% per year. ALIC is currently charging 5.5% on regular loans. If unpaid when due, interest will be added to the amount of the loan and bear interest at the same rate. After the later of age 55 or the tenth policy anniversary, the Policyowner may borrow each year a limited amount of the Accumulation Value of the Policy at a reduced interest rate. Interest will accrue on a daily basis at a rate of up to 4% per year. ALIC is currently charging 3.5% interest on reduced rate loans. The amount available at the reduced rate is 10% of the Accumulation Value as of the later of age 55 or the 10th policy anniversary (the start date) times the number of years since the start date, increased by the accrued interest charges on the reduced loan amount.


EFFECT OF POLICY LOANS. When a loan is made, Accumulation Value equal to the amount of the loan will be transferred from the Separate Account and/or the Fixed Account to the General Account of ALIC as security for the indebtedness. The Policyowner earns 3.5% interest on the Accumulation Values securing the loans. The Accumulation Value transferred out of the Separate Account will be allocated among the Subaccounts or the Fixed Account in accordance with the instructions given when the loan is requested. The minimum amount which can remain in a Subaccount or the Fixed Account as a result of a loan is $100. If no instructions are given the amounts will be withdrawn in proportion to the various Accumulation Values in the Subaccounts or the Fixed Account. If loan interest is not paid when due in any Policy Year, on the Policy Anniversary thereafter, ALIC will loan the interest and allocate the amount transferred to secure the excess indebtedness among the Subaccounts and the Fixed Account as set out just above. No charge will be imposed for these transfers. A policy loan will permanently affect the Accumulation Value of a Policy, and may permanently affect the amount of the Death Benefit Proceeds, even if the loan is repaid.


Interest earned on amounts held in the general account will be allocated to the Subaccounts and the Fixed Account on each policy anniversary in the same proportion that net premiums are being allocated to those Subaccounts and the Fixed Account at the time. Upon repayment of indebtedness, the portion of the repayment allocated in accordance with the repayment of indebtedness provision (see below) will be transferred to increase the Accumulation Value in that Subaccount or the Fixed Account.

OUTSTANDING POLICY DEBT. The outstanding policy debt equals the total of all policy loans and accrued interest on policy loans. If the policy debt exceeds the Accumulation Value, and any accrued expenses, the Policyowner must pay the excess. ALIC will send a notice of the amount which must be paid. If the Policyowner does not make the required payment within the 61 days after ALIC sends the notice, the Policy will terminate without value. Should the policy lapse while policy loans are outstanding the portion of the loans attributable to earnings will become taxable. A Policyowner may lower the risk of a policy lapsing while loans are outstanding as a result of a reduction in the market value of investments in the various Subaccounts by investing in a diversified group of lower risk investment portfolios and/or transferring the funds to the Fixed Account and receiving a guaranteed rate of return. Should a substantial reduction be experienced, the Policyowner may need to lower anticipated Partial Withdrawals and loans, repay loans, make additional premium payments, or take other action to avoid policy lapse. A lapsed Policy may later be reinstated. (See Policy Lapse and Reinstatement, page 22).

REPAYMENT OF INDEBTEDNESS. Unscheduled premiums paid while a policy loan is outstanding are treated as repayment of indebtedness only if the Policyowner so requests. As indebtedness is repaid, the Accumulation Value in the general account securing the indebtedness repaid will be allocated among the Subaccounts and the Fixed Account in the same proportion that net premiums are being allocated at the time of repayment.

SURRENDERS

At any time during the lifetime of the Insured and prior to the Maturity Date, the Policyowner may Surrender the Policy by sending a written request to ALIC. The amount available for Surrender is the Net Cash Surrender Value at the end of the Valuation Period during which the Surrender request is received at ALIC's Home Office. Surrenders will generally be paid within seven days of receipt of the written request. (See Postponement of Payments, page 26). Surrenders may have tax consequences. (See Tax Treatment of Policy Proceeds, page 29).

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18     LLVL

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If the Policy is being  surrendered,  the Policy itself must be returned to ALIC along with the request. ALIC will pay the Net Cash Surrender Value. Coverage under the Policy will terminate as of the date of a Surrender. A Policyowner may elect to have the amount paid in a lump sum or under a payment option. (See Payment Options, page 17).

PARTIAL WITHDRAWALS

Partial withdrawals are irrevocable. The amount of a Partial Withdrawal may not exceed the Net Cash Surrender Value on the date the request is received and may not be less than $500. The Net Cash Surrender Value after a Partial Withdrawal must be the greater of $1,000 or an amount sufficient to maintain the policy in force for the remainder of the policy year.

The amount paid will be deducted from the Subaccounts or the Fixed Account according to the instructions of the Policyowner when the Partial Withdrawal is requested, provided that the minimum amount remaining in a Subaccount as a result of the allocation is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Subaccounts and/or Fixed Account.

The Death Benefit will be reduced by the amount of any Partial Withdrawal and may affect the way in which the cost of insurance charge is calculated and the Net Amount at Risk under the Policy. (See Monthly Deduction - Cost of Insurance, page 24; Death Benefit Options - Methods of Affecting Insurance Protection, page
16). If Option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

The Specified Amount remaining in force after a Partial Withdrawal may not be less than $100,000 during the first three policy years and $75,000 thereafter. Any request for a Partial Withdrawal that would reduce the Specified Amount below this amount will not be implemented. A Partial Withdrawal charge not to exceed the lesser of $50 or 2% of the amount withdrawn is deducted from each Partial Withdrawal amount paid. Currently, the charge is the lesser of $25 or 2% of the amount withdrawn. (See Partial Withdrawal Charge, page 25).

TRANSFERS


Accumulation Value may be transferred among the Subaccounts of the Separate Account and to the Fixed Account as often as desired. The transfers may be ordered in person, by mail or by telephone. The total amount transferred each time must be at least $250, or the balance of the Subaccount, if less. During the 30-day period following the Policy Anniversary Date, transfers may be made from the Fixed Account to various Subaccounts. The amount that may be transferred is limited to the greater of: 25% of the Accumulation Value of the Fixed Account; the amount of any transfer from the Fixed Account during the prior thirteen months; or $1,000. This provision is not available while dollar cost averaging from the Fixed Account. The minimum amount that may remain in a Subaccount or the Fixed Account after a transfer is $100.


The privilege to initiate transactions by telephone will be made available to Policyowners automatically. ALIC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, ALIC may be liable for any losses due to unauthorized or fraudulent instructions. The procedures ALIC follows for transactions initiated by telephone include requiring the Policyowner to provide the policy number at the time of giving transfer instructions; ALIC's tape recording of all telephone transfer instructions; and the provision, by ALIC, of written confirmation of telephone transactions.

The first fifteen transfers per policy year will be permitted free of charge. Thereafter, a transfer charge of $10 may be imposed each additional time amounts are transferred. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policyowner is invested. (See Transfer Charge, page 24). Transfers resulting from policy loans or exercise of the exchange privilege will not be subject to a transfer charge and will not be counted towards the fifteen free transfers per policy year. ALIC may at any time revoke or modify the transfer privilege, including the minimum amount transferable.


The Policy's transfer privilege is not intended to afford Policyowners a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the transfer privilege that may potentially disrupt the management of the Separate Account and increase transaction costs, the Separate Account has established a policy of limiting excessive transfer activity.


You may make two substantive transfers from each Portfolio (at least 30 days apart) during any calendar year. A substantive transfer is a transfer from a Subaccount which exceeds the lesser of: i) 51% of the Accumulation Value or ii) $100,000. This restriction does not limit non-substantive transfers and does not apply to transfers from the Money Market portfolio. All transfers must be for at least $250, or, if less, the balance of the Subaccount.

Transfers may be subject to additional restrictions at the fund level.

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                                                                     LLVL     19
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SYSTEMATIC PROGRAMS

ALIC may offer systematic programs as discussed below. Transfers of Accumulation Value made pursuant to these programs will be counted in determining whether the transfer fee applies. Lower minimum amounts may be allowed to transfer as part of a systematic program. There is no separate charge for participation in these programs at this time. All other normal transfer restrictions, as described above, apply.


PORTFOLIO REBALANCING. Under the Portfolio Rebalancing program, the Owner can instruct ALIC to allocate Accumulation Value among the Subaccounts of the Separate Account, on a systematic basis, in accordance with allocation instructions specified by the Owner. The Fixed Account can not be used in this program.


DOLLAR COST AVERAGING. Under the Dollar Cost Averaging program, the Owner can instruct ALIC to automatically transfer, on a systematic basis, a predetermined amount or percentage specified by the Owner from the Fixed Account or the Money Market Subaccount to any other Subaccount(s). Dollar cost averaging is permitted from the Fixed Account, if no more than 1/36th of the value of the Fixed Account at the time dollar cost averaging is established is transferred each month.

EARNING SWEEP.  Permits systematic redistribution of earnings among Subaccounts.

The Owner can request participation in the available programs when purchasing the Policy or at a later date. The Owner can change the allocation percentage or discontinue any program by sending written notice or calling the Home Office. Other scheduled programs may be made available. ALIC reserves the right to modify, suspend or terminate such programs at any time. Use of Systematic Programs may not be advantageous, and does not guarantee success.

REFUND PRIVILEGE

The Policyowner may cancel the Policy within 10 days after the Policyowner receives it, within 10 days after ALIC delivers a notice of the Policyowner's right of cancellation, or within 45 days of completing Part I of the application, whichever is later. If a Policy is canceled within this time period the refund will be the greater of the premium paid or the premium paid adjusted by investment gains or losses.


To cancel the Policy, the Policyowner must mail or deliver the policy and the notice of cancellation to the selling agent, or to ALIC at the Home Office. A refund of premiums paid by check may be delayed until the check has cleared the Policyowner's bank. (See Postponement of Payments, page 26).


EXCHANGE PRIVILEGE

During the first 24 policy months after the Policy Date of the Policy, the Policyowner may exchange the Policy for a flexible premium adjustable life insurance policy approved for exchange and issued by ALIC. No new evidence of insurability will be required.

The Policy Date, Issue Age and risk classification for the Insured will be the same under the new Policy as under the old. In addition, the policy provisions and applicable charges for the new Policy and its riders will be based on the same Policy Date and Issue Age as under the Policy. Accumulation Values for the exchange and payments will be established after making adjustments for investment gains or losses and after recognizing variance, if any, between payment or charges, dividends or Accumulation Values under the flexible contract and under the new Policy. The Policyowner may elect either the same Specified Amount or the same net amount at risk for the new Policy as under the old.

To make the change, the Policy, a completed application for exchange and any required payment must be received by ALIC. The exchange will be effective on the Valuation Date when all financial and contractual arrangements for the new Policy have been completed.

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20     LLVL
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PAYMENT AND ALLOCATION OF PREMIUMS

ISSUANCE OF A POLICY

The policy is available for individuals and for corporations and other institutions who wish to provide coverage and benefits for key employees.

Individuals wishing to purchase a Policy must complete an application and submit it to ALIC. A Policy will generally be issued only to individuals 80 years of age or less on their nearest birthday who supply satisfactory evidence of insurability to ALIC. ALIC may, at its sole discretion, issue a Policy to an individual above the age of 80. Acceptance is subject to ALIC's underwriting rules, and ALIC reserves the right to reject an application for any reason.

The Policy Date is the effective date of coverage for all coverage applied for in the original application. The Policy Date is used to determine policy anniversary dates, policy years and policy months. The Policy Date and the Issue Date will be the same unless: 1) an earlier Policy Date is specifically requested, or 2) the Issue Date is later because additional premiums or application amendments were needed. When there are additional requirements before issue (see below) the Policy Date will be the date it is sent for delivery and the Issue Date will be the date the requirements are met. The Issue Date is the date that all financial, contractual and administrative requirements have been met and processed for the Policy. When all required premiums and application amendments have been received by ALIC in its Home Office, the Issue Date will be the date the Policy is mailed to the Policyowner or sent to the agent for delivery to the Policyowner. When application amendments or additional premiums need to be obtained upon delivery of the Policy, the Issue Date will be when the policy receipt and Federal Funds are received; and the application amendments are received and reviewed in ALIC's Home Office. The initial premium payment will be allocated to the Money Market Portfolio of the Vanguard Variable Insurance Fund as of the issue date, for 13 days. After the expiration of the refund period, the Accumulation Value will be allocated to the Subaccounts or the Fixed Account as selected by the Policyowner.

Subject to approval, a Policy may be backdated, but the Policy Date may not be more than six months prior to the date of the application. Backdating can be advantageous if the Insured's lower Issue Age results in lower cost of insurance rates. If a Policy is backdated, the minimum initial premium required will include sufficient premium to cover the backdating period. Monthly deductions will be made for the period the Policy Date is backdated.

Interim conditional insurance coverage may be issued prior to the policy date, provided that certain conditions are met. Upon the completion of an application and the payment of the required amount at the time of the application, the amount of the interim coverage is limited to the smaller of: (a) the amount of insurance applied for, (b) $100,000, or (c) $25,000 if the proposed Insured is under age 10 or over age 60 at nearest birthday.

PREMIUMS

No insurance will take effect before an amount equal to or greater than the minimum initial premium is received by ALIC in Federal Funds. The minimum initial premium is 25% of the total first year charges and deductions including charges for riders and any substandard risk adjustments. The minimum initial premium is less than the Guaranteed Death Benefit Premium. Subsequent premiums are payable at ALIC's Home Office.

Subject to certain limitations, a Policyowner has flexibility in determining the frequency and amount of premiums. However, unless the Policyowner has paid sufficient premiums to pay the cost of insurance, the monthly maintenance and mortality and expense risk charges, the Policy may have a zero Net Cash Surrender Value and lapse. ALIC agrees to keep the Policy in force during the first three years and provide a Guaranteed Death Benefit so long as the cumulative monthly Guaranteed Death Benefit Premium is paid even though, in certain instances, these premiums may not, after the payment of monthly insurance and administrative charges, generate positive Net Cash Surrender Values. (See Additional Insurance Benefits (Riders), page 26).

PLANNED PERIODIC PREMIUMS. At the time the Policy is issued each Policyowner may determine a Planned Periodic Premium schedule that provides for the payment of level premiums at selected intervals. The Planned Periodic Premium schedule may include the Guaranteed Death Benefit Premium. The Policyowner is not required to pay premiums in accordance with this schedule. The Policyowner has considerable flexibility to alter the amount and frequency of premiums paid. ALIC does reserve the right to limit the number and amount of additional or unscheduled premium payments.

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                                                                     LLVL     21
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Policyowners  can also  change the  frequency  and  amount of  Planned  Periodic
Premiums by sending a written request to the Home Office, although ALIC reserves the right to limit any increase. Premium payment notices will be sent annually, semi-annually or quarterly, depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Policy remains in force unless the Guaranteed Death Benefit provision is in effect. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. (See Duration of the Policy, page 16). Unless the Guaranteed Death Benefit provision is in effect, even if Planned Periodic Premiums are paid by the Policyowner, the Policy will lapse any time the Net Cash Surrender Value is insufficient to pay certain monthly charges, and a grace period expires without a sufficient payment. (See Policy Lapse and Reinstatement, below).

PREMIUM  LIMITATIONS.  In no event  may the  total of all  premiums  paid,  both
planned  and  unscheduled,   exceed  the  current  maximum  premium  limitations
established by federal tax laws.

If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limitation, ALIC will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the current maximum premium limitations prescribed by law. ALIC may require additional evidence of insurability if any premium payment would result in an increase in the Policy's net amount at risk on the date the premium is received.

PREMIUMS UPON INCREASES IN SPECIFIED AMOUNT. Depending upon the Accumulation Value of the Policy at the time of an increase in the Specified Amount of the Policy and the amount of the increase requested by Policyowner, an additional premium payment may be required. ALIC will notify the Policyowner of any premium required to fund the increase. This required premium must be made as a single payment. The Accumulation Value of the Policy will immediately be increased by the amount of the payment, less the applicable premium charge.

ALLOCATION OF PREMIUMS AND ACCUMULATION VALUE


ALLOCATION OF NET PREMIUMS. In the application for a Policy, the Policyowner allocates net premiums to one or more Subaccounts of the Separate Account or to the Fixed Account. Allocations must be whole number percentages and must total 100%. The allocation for future net premiums may be changed without charge by providing proper notification to the Home Office. If there is any outstanding policy debt at the time of a payment, ALIC will treat the payment as a premium payment unless otherwise instructed in proper written notice.

The initial premium payment will be allocated to the Money Market portfolio of the Vanguard Variable Insurance Fund as of the Issue Date, for 13 days. Thereafter, the Accumulation Value will be allocated to the Subaccounts or the Fixed Account as selected by the Policyowner. Premium payments received by ALIC prior to the Issue Date are held in the General Account until the Issue Date and are credited with interest at a rate determined by ALIC for the period from the date the payment has been converted into Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve
Bank) that are available to ALIC. In no event will interest be credited prior to the Policy Date.


ACCUMULATION VALUE. The value of the Subaccounts of the Separate Account will vary with the investment performance of these Subaccounts and the Policyowner bears the entire investment risk. This will affect the Policy's Accumulation Value, and may affect the Death Benefit as well. Policyowners should periodically review their allocations of premiums and values in light of market conditions and overall financial planning requirements.

POLICY LAPSE AND REINSTATEMENT

LAPSE. Unlike conventional life insurance policies, the failure to make a Planned Periodic Premium payment will not itself cause the Policy to lapse. Lapse will occur when the Net Cash Surrender Value is insufficient to cover the monthly deduction and a grace period expires without a sufficient payment unless the Guaranteed Death Benefit provision is in effect. The grace period is 61 days from the date ALIC mails a notice that the grace period has begun. ALIC will notify the Policyowner at the beginning of the grace period by mail addressed to the last known address on file with ALIC. The notice will specify the premium required to keep the Policy in force. Failure to pay the required amount within the grace period will result in lapse of the Policy. If the Insured dies during the grace period, any overdue monthly deductions and outstanding policy debt will be deducted from the proceeds.

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22     LLVL
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If the Net Cash Surrender Value is insufficient to cover the monthly  deduction, the Policyowner must pay a premium during the grace period sufficient to cover the monthly deductions and premium charges for the three policy months after commencement of the grace period to avoid lapse. (See Charges and Deductions, page 23).

REINSTATEMENT. A lapsed Policy may be reinstated any time within three years (five years in Missouri) from the beginning of the grace period, but before the Maturity Date. Reinstatement will be effected based on the Insured's underwriting classification at the time of the reinstatement.

Reinstatement is subject to the following:

a. Evidence of insurability of the Insured satisfactory to ALIC (including evidence of insurability of any person covered by a rider to reinstate the rider);

b. Any policy debt will be reinstated with interest due and accrued;

c. The Policy cannot be reinstated if it has been surrendered for its full surrender value;

d. The payment of a premium sufficient to pay monthly and other policy deductions for the three months following reinstatement and to pay premium charges on the premiums paid; and

e. If the reinstatement occurs during the first three Policy Years, you may pay premiums in the amount necessary to meet the cumulative monthly requirements of the Guaranteed Death Benefit Premium as of the date of reinstatement.

The amount of Accumulation Value on the date of reinstatement will be equal to the amount of the Net Cash Surrender Value on the date of lapse, increased by the premium paid at reinstatement, less the premium charges and the amounts stated above. If any policy debt was reinstated, that debt will be held in ALIC's General Account. Accumulation Value calculations will then proceed as described under "Accumulation Value" on page 16.

The effective date of reinstatement will be the first Monthly Activity Date on or next following the date of approval by ALIC of the application for reinstatement.

CHARGES AND DEDUCTIONS

Charges will be deducted in connection  with the Policy to compensate  ALIC for:
(1) providing the insurance benefits set forth in the Policy and any optional insurance benefits added by rider; (2) administering the Policy; (3) assuming certain risks in connection with the Policy; and (4) incurring expenses in distributing the Policy. The nature and amount of these charges are described more fully below.

DEDUCTIONS FROM PREMIUM PAYMENT

SALES CHARGE. There is no premium load to cover sales and distribution expenses.

PREMIUM CHARGES. A deduction of up to 5% (currently 3.5%) of the premium will be made from each premium payment to pay state premium taxes (currently 2.5%) and the expense of deferring the tax deduction of policy acquisition costs (currently 1.0%). The deduction represents an amount ALIC considers necessary to pay all premium taxes imposed by the states and their subdivisions and to defray the cost of capitalizing certain policy acquisition expenses as required by Internal Revenue Code Section 848. ALIC does not expect to derive a profit from the premium charges.

As to state premium taxes, these vary from state to state and currently range from .75 percent to 3.5 percent. Therefore, the deduction ALIC makes from each premium payment may be higher or lower than the actual premium tax imposed by a particular jurisdiction. The rate of tax imposed is subject to change by governmental entity.

CHARGES DEDUCTED FROM ACCUMULATION VALUE

MONTHLY DEDUCTION. Charges will be deducted as of the Policy Date and on each Monthly Activity Date thereafter from the Accumulation Value of the Policy to compensate ALIC for administrative expenses and insurance provided. These charges
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                                                                     LLVL     23
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will be allocated  among the  Subaccounts,  and the Fixed  Account on a pro rata basis. Each of these charges is described in more detail below.

MAINTENANCE CHARGE. To compensate ALIC for the ordinary administrative expenses expected to be incurred in connection with a Policy, the monthly deduction includes a $9.00 per policy charge (currently $9.00 the first policy year and the first 12 months following an increase in Specified Amount and $4.50 during all other months). This maintenance charge is levied throughout the life of the Policy and is guaranteed not to increase above $9.00 per month. ALIC does not expect to make any profit from the monthly maintenance charge.

COST OF INSURANCE. Because the cost of insurance depends upon several variables, the cost for each policy month can vary from month to month. ALIC will determine the monthly cost of insurance charges by multiplying the applicable cost of insurance rate by the Net Amount at Risk for each policy month. The Net Amount at Risk on any Monthly Activity Date is the amount by which the Death Benefit which would have been payable on that Monthly Activity Date exceeds the Accumulation Value on that date.

COST OF INSURANCE RATE. The annual cost of insurance rate is based on the Insured's sex, attained age, policy duration, Specified Amount, and risk class. The rate will vary if the Insured is a smoker, non-smoker, a preferred non-smoker or is considered a substandard risk and rated with a tabular extra rating. For the initial Specified Amount, the cost of insurance rate will not exceed those shown in the Table of Policy Charges shown in the schedule pages of the Policy. These guaranteed rates are based on the Insured's age nearest birthday and are equal to the 1980 Commissioners Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables. The current rates range between 40% and 100% of the rates based on the 1980 Commissioners Standard Ordinary Tables, based on ALIC's own mortality experience. Policies issued on a unisex basis are based upon the 1980 Commissioners Standard Ordinary Table B assuming 80% male and 20% female lives. The cost of insurance rates, and payment options for policies issued in Montana and certain other states, or issued in connection with certain employer sponsored arrangements are on a sex-neutral (unisex) basis. Any change in the cost of insurance rates will apply to all persons of the same age, sex, Specified Amount and risk class and whose policies have been in effect for the same length of time.

If the underwriting class for any increase in the Specified Amount or for any increase in Death Benefit resulting from a change in Death Benefit option from A to B is not the same as the underwriting class at issue, the cost of insurance rate for the increase will reflect the underwriting class which would apply for such increase. Decreases will also be reflected in the cost of insurance rate as discussed earlier.

The actual charges made during the policy year will be shown in the annual report delivered to Policyowners.

RATE CLASS. The rate class of an Insured may affect the cost of insurance rate. ALIC currently places Insureds into both standard rate classes and substandard classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. If a Policy is rated at issue with a tabular extra rating, the guaranteed rate is a multiple of the guaranteed rate for a standard issue. This multiple factor is shown in the Schedule of Benefits in the Policy, and may be from 1.37 to 4 times the guaranteed rate for a standard issue.

Insureds may also be assigned a flat extra rating to reflect certain additional risks. The cost of insurance rate will be increased by the flat extra rating.

SURRENDER CHARGE


The policy has no surrender charge and may be surrendered at any time during the Insured's lifetime for the policy's Net Cash Surrender Value. There is a charge, however, for Partial Withdrawals. (See Partial Withdrawal Charge, page 25).


TRANSFER CHARGE

A transfer charge of $10.00 (guaranteed not to increase) may be imposed for each additional transfer among the Subaccounts after fifteen per policy year to compensate ALIC for the costs of effecting the transfer. Since the charge reimburses ALIC for the cost of effecting the transfer only, ALIC does not expect to make any profit from the transfer charge. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policyowner is invested. The transfer charge will not be imposed on transfers that occur as a result of policy loans or the exercise of exchange rights.

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24     LLVL
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PARTIAL WITHDRAWAL CHARGE

A charge currently not greater than the lesser of $25 or 2% of the amount withdrawn (guaranteed not to be greater than the lesser of $50 or 2% of the amount withdrawn) will be imposed for each Partial Withdrawal to compensate ALIC for the administrative costs in effecting the requested payment and in making necessary calculations for any reductions in Specified Amount which may be required by reason of the Partial Withdrawal. A Partial Withdrawal charge is not assessed when a Policy is surrendered.


DAILY CHARGES AGAINST THE SEPARATE ACCOUNT

A daily charge will be deducted from the value of the net assets of the Separate Account to compensate ALIC for mortality and expense risks assumed in connection with the Policy. This daily charge from the Separate Account is currently at the rate of 0.002049% (equivalent to an annual rate of 0.75%) and will not exceed 0.002459% (equivalent to an annual rate of .90%) of the average daily net assets of the Separate Account. The daily charge will be deducted from the net asset value of the Separate Account, and therefore the Subaccounts, on each Valuation Date. Where the previous day or days was not a Valuation Date, the deduction on the Valuation Date will be 0.002049% (or 0.002459%, if applicable) multiplied by the number of days since the last Valuation Date. No mortality and expense charges will be deducted from the amounts in the Fixed Account.


ALIC believes that this level of charge is within the range of industry practice for comparable flexible premium variable universal life policies.

The mortality risk assumed by ALIC is that Insureds may live for a shorter time than assumed, and that an aggregate amount of death benefits greater than that assumed accordingly will be paid. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the administrative charges provided in the policies.


In addition to the charges against the Separate Account described just above, management fees and expenses will be assessed by the Vanguard Variable Insurance Fund, Neuberger & Berman Advisers Management Trust, and Berger Institutional Products Trust against the amounts invested in the various portfolios. No portfolio fees will be assessed against amounts placed in the Fixed Account.

TAXES. Currently, no additional charges are made against the Separate Account for federal, state or local income taxes. ALIC may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of ALIC changes. Charges for such taxes, if any, would be deducted from the Separate Account and/or the Fixed Account. (See Federal Tax Matters, page 28).


GENERAL PROVISIONS

THE CONTRACT. The Policy, the application, any supplemental applications, and any riders, amendments or endorsements make up the entire contract. Only the President, Vice President, Secretary or Assistant Secretary can modify the Policy. Any changes must be made in writing, and approved by ALIC. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions.

CONTROL OF POLICY. The Policyowner is as shown in the application or subsequent written endorsement. Subject to the rights of any irrevocable beneficiary and any assignee of record, all rights, options, and privileges belong to the Policyowner, if living; otherwise to any successor-owner or owners, if living; otherwise to the estate of the last owner to die.

BENEFICIARY. The Policyowner may name both primary and contingent beneficiaries in the application. Payments will be shared equally among beneficiaries of the same class unless otherwise stated. If a beneficiary dies before the Insured, payments will be made to any surviving beneficiaries of the same class; otherwise to any beneficiary(ies) of the next class; otherwise to the owner; otherwise to the estate of the owner.

CHANGE OF BENEFICIARY. The Policyowner may change the beneficiary by written request at any time during the Insured's lifetime unless otherwise provided in the previous designation of beneficiary. The change will take effect as of the date the change is recorded at the Home Office. ALIC will not be liable for any payment made or action taken before the change is recorded.

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                                                                     LLVL     25
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CHANGE OF OWNER OR  ASSIGNMENT.  In order to change  the owner of the  Policy or assign Policy rights, an assignment of the Policy must be made in writing and filed with ALIC at its Home Office. The change will take effect as of the date the change is recorded at the Home Office, and ALIC will not be liable for any payment made or action taken before the change is recorded. Payment of proceeds is subject to the rights of any assignee of record. A collateral assignment is not a change of ownership.

PAYMENT OF PROCEEDS. The proceeds are subject first to any indebtedness to ALIC and then to the interest of any assignee of record. The balance of any Death Benefit Proceeds shall be paid in one sum to the designated beneficiary unless an Optional Method of Payment is selected. If no beneficiary survives the Insured, the proceeds shall be paid in one sum to the Policyowner, if living; otherwise to any successor-owner, if living; otherwise to the Policyowner's estate. Any proceeds payable on the Maturity Date or upon full surrender shall be paid in one sum unless an Optional Method of Payment is elected.

INCONTESTABILITY. The Policy or reinstated Policy is incontestable after it has been in force for two years from the policy date (or reinstatement effective date) during the lifetime of the Insured. An increase in the Specified Amount or addition of a rider after the Policy Date shall be incontestable after such increase or addition has been in force for two years from its effective date during the lifetime of the Insured. However, this two year provision shall not apply to riders that provide disability or accidental death benefits.

MISSTATEMENT OF AGE OR SEX. If the age or sex of the Insured or any person insured by rider has been misstated, the amount of the death benefit will be adjusted. The Death Benefit will be adjusted to the amount that would be purchased by the most recent cost of insurance deductions using the correct cost of insurance rate.

SUICIDE. Suicide within two years of the Policy Date is not covered by the Policy unless otherwise provided by a state's Insurance law. If the Insured, while sane or insane, commits suicide within two years after the policy date, ALIC will pay only the premiums received less any Partial Withdrawals, the cost for riders and any outstanding policy debt. If the Insured, while sane or insane, commits suicide within two years after the effective date of any increase in the Specified Amount, ALIC's liability with respect to such increase will only be its total cost of insurance applied to the increase. The laws of Missouri provide that death by suicide at any time is covered by the Policy, and further that suicide by an insane person may be considered an accidental death.


POSTPONEMENT OF PAYMENTS. Payment of any amount upon Surrender, Partial Withdrawals, policy loans, benefits payable at death or maturity, and transfers may be postponed whenever: (i) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(ii) the Commission by order permits postponement for the protection of Policyowners; (iii) an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or (iv) Surrender, loans or Partial Withdrawals from the Fixed Account may be deferred for up to 6 months from the date of written request. Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Policyowner's bank.

REPORTS AND RECORDS. ALIC will maintain all records relating to the Separate Account and will mail to the Policyowner, at the last known address of record, within 30 days after each Policy Anniversary, an annual report which shows the current Accumulation Value, Net Cash Surrender Value, Death Benefit, premiums paid, outstanding policy debt and other information. Quarterly statements are also mailed detailing Policy activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program, or payment made by automatic bank draft or salary reduction arrangement), the Policyowner may receive confirmation of such transactions in their quarterly statements. The Policyowner should review the information in these statements carefully. All errors or corrections must be reported to ALIC immediately to assure proper crediting to the Policy. ALIC will assume all transactions are accurately reported on quarterly statements unless ALIC is otherwise notified within 30 days after receipt of the statement. The Policyowner will also be sent a periodic report for the Funds and a list of the portfolio securities held in each portfolio of the Funds.


ADDITIONAL INSURANCE BENEFITS (RIDERS)

Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. All riders are not available in all states. The cost, if any, of additional insurance benefits will be deducted as part of the monthly deduction. (See Charges Deducted From Accumulation Value-Monthly Deduction, page 23).

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26     LLVL
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ACCELERATED  BENEFIT RIDER FOR TERMINAL  ILLNESS (LIVING  BENEFIT  RIDER).  Upon
satisfactory proof of terminal illness after the two-year contestable period (no waiting period in certain states) ALIC will accelerate the payment of up to 50% of the lowest scheduled Death Benefit as provided by eligible coverages, less an amount up to two guideline level premiums.

Future premium allocations after the payment of the benefit must be allocated to the Fixed Account. Payment will not be made for amounts less than $4,000 or more than $250,000 on all policies issued by ALIC or its affiliates. ALIC may charge the lesser of 2% of the benefit or $50 as a Partial Withdrawal charge to cover the costs of administration.

Satisfactory proof of terminal illness must include a written statement from a licensed physician who is not related to the Insured or the Policyowner stating that the Insured has a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in the death of the Insured in less than 12 months (6 months in certain states) from the physician's statement. Further, the condition must first be diagnosed while the Policy was in force.

The accelerated benefit first will be used to repay any outstanding policy loans and unpaid loan interest, and will also affect future loans, Partial Withdrawals, and Surrender. The accelerated benefit will be treated as a lien against the policy Death Benefit and will thus reduce the proceeds payable on the death of the Insured. There is no extra premium for this rider.

CHILDREN'S PROTECTION RIDER. Provides for term insurance on the Insured's children, as defined in the rider. Under the terms of the rider, the Death Benefit will be payable to the named beneficiary upon the death of any insured child. Upon receipt of proof of the Insured's death before the rider terminates, the rider will be considered paid up for the term of the rider.

GUARANTEED INSURABILITY RIDER. Provides that the Policyowner can purchase additional insurance for the Insured by increasing the Specified Amount of the Policy at certain future dates without evidence of insurability.

WAIVER OF MONTHLY DEDUCTIONS ON DISABILITY. Provides, while the Insured is disabled, for the waiver of monthly deduction for expense charges and the cost of insurance charges including table ratings and flat extras for the policy and all riders.

PAYOR WAIVER OF MONTHLY DEDUCTIONS ON DISABILITY. Provides, while the covered person is disabled, for the waiver of monthly deductions for expense charges and the cost of insurance charges including table ratings and flat extras for the policy and all riders. This rider is available for Insureds ages 0 to 14.

COST RECOVERY RIDER. This rider allows a one time special Partial Withdrawal without reducing the Specified Amount. There is no charge for this rider.

EXTENDED MATURITY RIDER. This rider may be elected by submitting a written request to ALIC during the 90 days prior to Maturity Date. If elected, as long as the Surrender Value is greater than zero, the policy will remain in force for purposes of providing a benefit at the time of the Insured's death. Once this rider becomes effective, no further premium payments will be accepted, and no monthly charges will be made for cost of insurance, riders or flat extra rating. All other policy provisions not specifically noted herein will remain in effect while the policy continues in force. Interest on policy loans will continue to accrue and become part of the policy debt. This rider does not extend the Maturity Date for purposes of determining benefits under any other riders. Death Benefit Proceeds are payable to the beneficiary.

There is no extra premium for this rider. This rider is not available in all states.

The Internal Revenue Service has not issued a ruling regarding the tax consequences of this rider.

DISTRIBUTION OF THE POLICIES


Ameritas Investment Corp. ("AIC"), a wholly owned subsidiary of AMAL Corporation, will act as the principal underwriter of the Policies, pursuant to an Underwriting Agreement between itself and ALIC. AIC was organized under the laws of the State of Nebraska on December 29, 1983 and is a registered broker/dealer pursuant to the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. In 1997, AIC received gross variable universal life compensation of $320,059, and retained $57,129 in underwriting fees, and $23 in brokerage commissions on ALIC's variable universal life policies.

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                                                                     LLVL     27
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There is no premium load to cover sales and distribution expenses. To the extent that sales and distribution expenses are paid, if at all, ALIC will pay them from its other assets or surplus in its General Account, which include amounts derived from mortality and expense risk charges and other charges made under the Policy.

Policies can be purchased directly from ALIC through Veritas, ALIC's wholly owned, direct-to-consumer subsidiary, with salaried employees who are Registered Representatives of AIC and who will not receive compensation related to the purchase.

Policies can be purchased from field representatives who are Registered Representatives of AIC, or from Registered Representatives of other registered broker-dealers authorized to sell the policies subject to applicable law. In these situations, AIC or the other broker-dealer may receive compensation in an amount no greater than 9% of the target first year premium paid plus the first year cost of any riders, and 2% of excess first year premium. In years thereafter, AIC or the other broker-dealer may receive asset based compensation at an annualized rate of .1% per policy year of the Net Cash Surrender Value. AIC or the other broker-dealer may pass a portion of this compensation on to the Registered Representative or the manager of the Registered Representative.


Upon any subsequent increase in Specified Amount or any subsequent increase in riders, marketing allowances will also be paid based on the amount of the increase in Specified Amount or increase in rider.

FEDERAL TAX MATTERS

The following discussion provides a general description of the federal income tax considerations associated with the Policy, and does not purport to be complete or cover all situations. This discussion is not intended as tax advice. No attempt has been made to consider in detail any applicable state or other tax (except premium taxes, see discussion "Premium Charges," page 23) laws. This discussion is based upon ALIC's understanding of the relevant laws at the time of filing. Counsel and other competent advisors should be consulted for more complete information before a Policy is purchased. ALIC makes no representation as to the likelihood of the continuation of present federal income tax laws nor of the interpretations by the Internal Revenue Service. Federal tax laws are subject to change and thus tax consequences to the Insured, Policyowner or Beneficiary may be altered.


(a) TAXATION OF ALIC. ALIC is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986 (the "Code"). At this time, since the Separate Account is not an entity separate from ALIC, and its operations form a part of ALIC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Net investment income and realized net capital gains on the assets of the Separate Account are reinvested and automatically retained as a part of the reserves of the Policy and are taken into account in determining the Death Benefit and Accumulation Value of the Policy. ALIC believes that Separate Account net investment income and realized net capital gains will not be taxable to the extent that such income and gains are retained as reserves under Policy.

     ALIC does not currently expect to incur any additional federal income tax liability attributable to the Separate Account with respect to the sale of the Policies. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. If, however, ALIC determines that it may incur such taxes attributable to the Separate Account, it may assess a charge for such taxes against the Separate Account.

     ALIC may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made). At present, they are not charges against the Separate Account. If there is a material change in state or local tax laws, charges for such taxes attributable to the Separate Account, if any, may be assessed against the Separate Account.


(b) TAX STATUS OF THE POLICY. The Code (section 7702) includes a definition of a life insurance contract for federal tax purposes, which places limitations on the amount of premiums that may be paid for the Policy and the relationship of the Accumulation Value to the Death Benefit. ALIC believes that the Policy meets the statutory definition of a life insurance contract. If the Death Benefit of a Policy is changed, the applicable definitional limitations may change. In the case of a decrease in the death benefit, a Partial Withdrawal, a change in Death Benefit option, or any other such change that reduces future benefits under the Policy during the first 15 years after a Policy is issued and that results in a cash distribution to the Policyowners in order for the Policy to continue complying with the section 7702 definitional limitations on premiums and Accumulation Values, such distributions will be taxable as ordinary income to the Policyowner (to the extent of any gain in the Policy) as prescribed in section 7702.

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28     LLVL

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     The Code (section 7702A) also defines  a "modified endowment contract"  for federal tax purposes. If a life insurance policy is classified as a modified endowment contract, distributions from it (including loans) are taxed as ordinary income to the extent of any gain. This Policy will become a "modified endowment contract" if the premiums paid into the Policy fail to meet a 7-pay premium test as outlined in Section 7702A of the Code.

     Certain benefits the Insured may elect under this Policy may be material changes affecting the 7-pay premium test. These include (but are not limited to) changes in Death Benefits and changes in the Specified Amount. Should the Policy become a "modified endowment contract", Partial Withdrawal or Surrenders, assignments, pledges, and loans (including loans to pay loan interest) under the Policy will be taxable to the extent of any gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution prior to the taxpayer's age 59 1/2 . The 10% penalty tax does not apply if the taxpayer is disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the Insured or the joint lives of the taxpayer and beneficiary. One may avoid a Policy becoming a modified endowment contract by, among other things, not making excessive payments or reducing benefits. Should one deposit excessive premiums during a policy year, that portion that is returned by ALIC within 60 days after the Policy Anniversary will reduce the premiums paid to avoid the Policy becoming a modified endowment contract. All modified endowment policies issued by ALIC to the same Policyowner in any 12 month period are treated as one modified endowment contract for purposes of determining taxable gain under Section 72(e) of the Code. Any life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract. A Policyowner should contact a competent tax professional before paying additional premiums or making other changes to the Policy to determine whether such payments or changes would cause the Policy to become a modified endowment contract.

     The Code (Section 817(h)) also authorizes the Secretary of the Treasury (the "Treasury") to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for federal tax purposes. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in temporary regulations published in the Federal Register on March 2, 1989, which affect how the Fund's assets may be invested.


     ALIC does not have control over the Funds or their investments. However, ALIC believes that the Funds will be operated in compliance with the diversification requirements of the Internal Revenue Code. Thus, ALIC believes that the Policy will be treated as a life insurance contract for federal tax purposes.

     In connection with the issuance of temporary regulations relating to the diversification requirements, the Treasury announced that such regulations do not provide guidance concerning the exten to which owners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is not clear what these regulations will provide nor whether they will be prospective only. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, the Company reserves the right to modify the Policy as necessary to prevent the Policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the Policy for favorable tax treatment.

     The following discussion assumes that the Policy will qualify as a life insurance contract for federal tax purposes.


(c) TAX TREATMENT OF POLICY PROCEEDS. ALIC believes that the Policy will be treated in a manner consistent with a fixed benefit life insurance policy for federal income tax purposes. Thus, ALIC believes that the death benefit payable prior to the original maturity date will be generally excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code and the Policyowner will not be deemed to be in constructive receipt of the Accumulation Value under the Policy until its actual Surrender. However, in the event of certain cash distributions under the Policy resulting from any change which reduces future benefits under the Policy, the distribution will be taxed in whole or in part as ordinary income (to the extent of gain in the Policy). See discussion page 28, "Tax Status of the Policy."

     ALIC also believes that loans received under a Policy will be treated as indebtedness of the Policyowner and that no part of any loan under a Policy will constitute income to the Policyowner so long as the Policy remains in force, unless the Policy becomes a modified endowment contract. Should the policy lapse while policy loans are outstanding, the portion of the loans attributable to earnings will become taxable. Generally, interest paid on any loan under a Policy owned by an individual will not be tax-deductible.

     Except for Policies with respect to a limited number of key persons of an employer (both as defined in the Internal Revenue Code), and subject to applicable interest rate caps, the Health Insurance Portability and Accountability Act of 1996 (the "Health Insurance Act") generally repeals the deduction for interest paid or accrued after October 13, 1995 on loans from corporate owned life insurance Policies on the lives of individuals who are or were officers, employees or persons financially interested in the taxpayer's trade or business. Certain transitional rules for existing indebtedness are included in the Health Insurance Act. The transitional rules include a phase-out of the deduction for indebtedness

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                                                                     LLVL     29

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     incurred (1)  before  January 1, 1996,  (or)  (2)  before  January 1, 1997, for Policies entered into in 1994 or 1995. The phase-out of the interest expense deduction occurs over a transition period between October 13, 1995 and January 1, 1999. There is also a special rule for pre-June 21, 1986 Policies. The Taxpayer Relief Act of 1997 ("TRA '97"), further expanded the interest deduction disallowance for businesses by providing, with respect to policies issued after June 8, 1997, that no deduction is allowed for interest paid or accrued on any indebtedness with respect to life insurance covering the life of any individual (except as noted above under pre-'97 law with respect to key persons and pre-June 21, 1986 policies). TRA '97 also provides that no deduction is permissible for premiums paid on a life insurance policy if the taxpayer is directly or indirectly a beneficiary under the policy. Also under TRA '97 and subject
     to  certain  exceptions,  for   contracts  issued  after  June 8, 1997,  no
     deduction  is  allowed  for that  portion  of a taxpayer's interest expense
     that's  allocable  to  unborrowed   policy  cash  values. This disallowance
     generally does not apply to policies owned by natural persons. Policyowners should consult a competent tax advisor concerning the tax implications of these changes for their Policies.


     The right to exchange the Policy for a flexible premium adjustable life insurance policy (See Exchange Privilege, page 20), the right to change owners (See General Provisions, page 25), and the provision for Partial Withdrawals (See Surrenders, page 18) may have tax consequences depending on the circumstances of such exchange, change, or Partial Withdrawal. Upon Surrender or when maturity benefits are paid, if the amount received plus any outstanding policy debt exceeds the total premiums paid, (the "basis"), that are not treated as previously withdrawn by the Policyowner, the excess generally will be taxed as ordinary income.


     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on applicable law and the circumstances of each Policyowner or beneficiary. In addition, if the Policy is used in connection with tax-qualified retirement plans, certain limitations prescribed by the Internal Revenue Service on, and rules with respect to the taxation of, life insurance protection provided through such plans may apply. The advice of competent tax counsel should be sought in connection with the use of life insurance in a qualified plan.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

ALIC holds the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from the General Account assets, except for the Fixed Account. ALIC maintains records of all purchases and redemptions of Funds shares by each of the Subaccounts.


THIRD PARTY SERVICES

ALIC is aware that certain third parties are offering investment advisory services in connection with the contracts. ALIC does not engage any such third parties to offer such services of any type as part of the contract. Firms or persons offering such services do so independently from any agency relationship they may have with ALIC for the sale of contracts. ALIC takes no responsibility for the investment allocations and transfers transacted on a contract owner's behalf by such third parties or any investment allocation recommendations made by such parties. Contract owners should be aware that fees paid for such services are separate and in addition to fees paid under the contracts.

VOTING RIGHTS


ALIC is the legal holder of the shares held in the Subaccounts of the Separate Account and as such has the right to vote the shares; to elect Directors of the Funds, to vote on matters that are required by the 1940 Act and upon any other matter that may be voted upon at a shareholders' meeting. To the extent required by law, ALIC will vote all shares of the Funds held in the Separate Account at regular and special shareholder meetings of the Funds in accordance with instructions received from Policyowners based on the number of shares held as of the record date declared by the Fund's Board of Directors.


The number of Fund shares in a Subaccount for which instructions may be given by a Policyowner is determined by dividing the Policy's Accumulation Value held in that Subaccount by the net asset value of one share in the corresponding portfolio of the Fund. Fractional shares will be counted. Fund shares held in each Subaccount for which no timely instructions from Policyowners are received and Fund shares held in each Subaccount which do not support Policyowner interests will be voted by ALIC in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, ALIC may elect to vote shares of the Fund in its own right.

DISREGARD OF VOTING INSTRUCTION. ALIC may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to cause a change in the subclassification or investment objectives or policies of one or more of the Funds' Portfolios, or to approve or disapprove an investment adviser or principal underwriter for the Funds. In addition, ALIC itself may disregard voting instructions that would require changes in the investment objectives

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30     LLVL
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or  policies  of  any  portfolio  or  in  an  investment  adviser  or  principal underwriter for the Funds, if ALIC reasonably disapproves those changes in accordance with applicable federal regulations. If ALIC does disregard voting instructions, it will advise Policyowners of that action and its reasons for the action in the next annual report or proxy statement to Policyowners.

STATE REGULATION OF ALIC


ALIC, a stock life insurance company organized under the laws of Nebraska, is subject to regulation by the Nebraska Department of Insurance. On or before March 1 of each year an NAIC convention blank covering the operations and reporting on the financial condition of ALIC and the Separate Account as of December 31 of the preceding year must be filed with the Nebraska Department of Insurance. Periodically, the Nebraska Department of Insurance examines the liabilities and reserves of ALIC and the Separate Account.


In addition, ALIC is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The policies offered by the Prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.

EXECUTIVE OFFICERS AND DIRECTORS OF ALIC

Shows name and position(s) with ALIC followed by the principal occupations for the last five years.***

LAWRENCE J. ARTH, DIRECTOR, CHAIRMAN OF THE BOARD, & CHIEF EXECUTIVE OFFICER*


Director, Chairman of the Board, Chief Executive Officer: Ameritas Variable Life Insurance Company; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.


KENNETH C. LOUIS, DIRECTOR, PRESIDENT AND CHIEF OPERATING OFFICER*
Director, Executive Vice President: Ameritas Variable Life Insurance Company; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

NORMAN M. KRIVOSHA, EXECUTIVE VICE PRESIDENT, SECRETARY AND CORPORATE GENERAL COUNSEL*
Secretary and General Counsel: Ameritas Variable Life Insurance Company; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

JON C. HEADRICK, EXECUTIVE VICE PRESIDENT-INVESTMENTS AND TREASURER*
Treasurer: Ameritas Variable Life Insurance Company; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

JAMES P. ABEL, DIRECTOR**
President: NEBCO, Inc.

DUANE W. ACKLIE, DIRECTOR**
Chairman: Crete Carrier Corporation; Director: AMAL Corporation

ROBERT C. BARTH, SECOND VICE PRESIDENT AND ASSISTANT CONTROLLER*


ELDON BOHMONT, SECOND VICE PRESIDENT-INDIVIDUAL CLIENT SERVICES*


ROXANN BRENNFOERDER, VICE PRESIDENT-PENSIONS*

WAYNE E. BREWSTER, VICE PRESIDENT-VARIABLE SALES*
Senior Vice President-Variable Sales: Ameritas Variable Life Insurance Company.

ROBERT W. BUSH, EXECUTIVE VICE PRESIDENT-INDIVIDUAL INSURANCE*
Director, Senior Vice President Variable Operations and Administration: Ameritas Variable Life Insurance Company; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.; Senior Vice
President: CUNA Mutual Insurance Group; also served as officer and/or director of other subsidiaries and/or affiliates of CUNA.

JAN M. CONNOLLY, VICE PRESIDENT-CORPORATE OPERATIONS, PLANNING AND QUALITY*

WILLIAM W. COOK, JR., DIRECTOR**
Chairman, President, Chief Executive Officer: The Beatrice National Bank and Trust Co.
--------------------------------------------------------------------------------
                                                                     LLVL     31

--------------------------------------------------------------------------------

GERALD B. DIMON, VICE PRESIDENT-HUMAN RESOURCES*

BERT A. GETZ, DIRECTOR**
President, Director: Globe Corporation; Director: Security Pacific Bank Arizona, Security Pacific Bancorp Southwest, Bancwest Mortgage Corp., Security Pacific Corporation, Security Pacific National Bank, Ellsworth Financial Corp., Iliff, Thorn & Co., CalMat Co., Dean Foods Company, Continental Bank, Continental Bank Corp.; Advisory Director: Myers Craig Vallone Co.; Trustee: Mayo Foundation

WILLIAM R. GIOVANNI, SENIOR VICE PRESIDENT AND CHIEF EXECUTIVE OFFICER-AIC*
Also serves as officer and director of an affiliate of Ameritas Life Insurance Corp.; President: FirsTier Securities


LORI S. GOHDE, VICE PRESIDENT-GROUP UNDERWRITING AND PLANNING*
Vice President-Group: Woodmen Accident & Life Co.




THOMAS D. HIGLEY, VICE PRESIDENT - INDIVIDUAL FINANCIAL OPERATIONS AND ACTUARY* Also serves as an officer of a subsidiary of Ameritas Life Insurance Corp.

LESLIE D. INMAN, VICE PRESIDENT - GROUP MARKETING AND PLANNING*
National Sales Director, VP and National Marketing Manager: American Bankers Insurance



MIKE JASKOLKA, VICE PRESIDENT - INFORMATION SERVICES*

MARTY L. JOHNSON, SECOND VICE PRESIDENT - INDIVIDUAL UNDERWRITING*

KENNETH R. JONES, VICE PRESIDENT, CORPORATE COMPLIANCE AND ASSISTANT SECRETARY* Vice President-Corporate Compliance and Assistant Secretary: Ameritas Variable Life Insurance Company, also serves as officer of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

JAMES R. KNAPP, DIRECTOR**
President: The Brookhollow Group; General Partner: Windsor Associates

ROBERT F. KROHN, DIRECTOR**
Vice Chairman and Chief Executive Officer: PSI Group, Inc.; President: Krohn Corporation; Chairman of the Board: Commercial Federal Corporation

WILLIAM W. LESTER, VICE PRESIDENT-SECURITIES*
Also serves as an officer of a subsidiary of Ameritas Life Insurance Corp.

WILFRED J. MADDUX, DIRECTOR**
President, Manager: Maddux Cattle Company

JOANN M. MARTIN, SENIOR VICE PRESIDENT - CONTROLLER AND CHIEF FINANCIAL OFFICER*
Controller: Ameritas Variable Life Insurance Company; also serves as an officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.



BRUCE R. MCMULLEN, M.D., VICE PRESIDENT AND MEDICAL DIRECTOR*

DAVID C. MOORE, EXECUTIVE VICE PRESIDENT - GROUP AND PENSIONS*
Also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

WILLIAM W. NELSON, VICE PRESIDENT - GROUP ADMINISTRATION AND CLAIMS*
Also serves as an officer of a subsidiary of Ameritas Life Insurance Corp.

--------------------------------------------------------------------------------
32     LLVL

--------------------------------------------------------------------------------

DALE K. NIEBUHR, SECOND VICE PRESIDENT - AUDIT SERVICES*


GARY R. RAYMOND, VICE PRESIDENT - GROUP ACTUARY*

BARRY C. RITTER, SENIOR VICE PRESIDENT - INFORMATION SERVICES*

PAUL C. SCHORR, III, DIRECTOR**
President and CEO: ComCor Holding, Inc.; Chairman: Ebco/Commonwealth, Inc.; President, Chief Executive Officer: Fishbach Corp., Commonwealth Companies, Inc.

WILLIAM C. SMITH, DIRECTOR**
Director:  AMAL  Corporation;  President:  William  C.  Smith & Co.;  President,
Chairman, Chief Executive Officer: FirsTier Bank, N.A.; President, Chief Operating Officer, Chairman, Chief Executive Officer: FirsTier Financial, Inc.

DONALD R. STADING, VICE PRESIDENT AND GENERAL COUNSEL - INSURANCE AND ASSISTANT SECRETARY*
Also serves as officer and director of an affiliate of Ameritas Life Insurance Corp.

NEAL E. TYNER, DIRECTOR, CHAIRMAN EMERITUS**
NET Consultants, Formerly Chairman of the Board and CEO of Ameritas Life Insurance Corp.

KENNETH L. VANCLEAVE, VICE PRESIDENT - GROUP MANAGED CARE AND PARTNERING*
Also serves as officer and director of an affiliate of Ameritas Life Insurance Corp.

WINSTON J. WADE, DIRECTOR**
Vice   President-Network   Infrastructure:   U.S.  West   Communications;   Vice
President-Technical Services: U.S. West Communication, Inc.

JON B. WEINBERG, VICE PRESIDENT-MORTGAGE LOANS AND REAL ESTATE* Also serves as an officer of a subsidiary of Ameritas Life Insurance Corp.

STEVEN L. WELTON, VICE PRESIDENT-INDIVIDUAL MARKETING*
Assistant  Vice   President-Marketing   Services:   Northwestern  National  Life
Insurance Co.


* Principal business address: Ameritas Life Insurance Corp, 5900 "O" Street, P.O. Box 81889, Lincoln, Nebraska 68501.

** Principal address for: James P. Abel, NEBCO, Inc., P.O. Box 80268, Lincoln, Nebraska 68501; Duane W. Acklie, Crete Carrier Corporation, P.O. Box 81228, Lincoln, Nebraska 68501; William W. Cook, Jr., The Beatrice National Bank and Trust Company, P.O. Box 100, Beatrice, Nebraska 68310; Bert A. Getz, Globe Corporation, Scottsdale Spectrum, 6730 N. Scottsdale Road, Suite 250, Scottsdale, Arizona 85253; James R. Knapp, Brookhollow Group, One Brookhollow Drive, Santa Ana, California 92705; Robert F. Krohn; PSI Group, Inc., 10011 J Street, Omaha, Nebraska 68127; Wilfred Maddux, Maddux Cattle Company, P.O. Box 217, Wauneta, Nebraska 69045; Paul C. Schorr, III, ComCor Holding, Inc., 6940 "O" Street, Suite 336, P.O. Box 57310, Lincoln, Nebraska 68505, William C. Smith, William C. Smith & Co., Cornhusker Plaza, Suite 401, 301 So. 13th Street, Lincoln, Nebraska 68508; Neal E. Tyner, NET Consultants, 6940 O Street, Suite 324, Lincoln, Nebraska 68510; Winston J. Wade, c/o PMI-USW 843-1, P.O. Box 311, Mendham, New Jersey 07945-0311.


*** Where an individual as held more than one position with an organization during the last 5-year period, the last position held has been given.

LEGAL MATTERS

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and ALIC's right to issue the Policy under Nebraska Insurance Law, have been passed upon by Norman M. Krivosha, Executive Vice President, Secretary and Corporate General Counsel.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. ALIC is not involved in any litigation that is of material importance in relation to its ability to meet its obligations under the Policies, or that relates to the Separate Account. AIC is not involved in any litigation that is of material importance in relation to its ability to perform under its underwriting agreement.

--------------------------------------------------------------------------------
                                                                     LLVL     33

--------------------------------------------------------------------------------

EXPERTS


The consolidated financial statements of ALIC as of December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997 , and the financial statements of Separate Account LLVL as of December 31, 1997, and for the two years then ended, included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


Actuarial matters included in this Prospectus have been examined by Thomas P. McArdle, Assistant Vice President-Associate Actuary of Ameritas Life Insurance Corp., as stated in the opinion filed as an exhibit to the registration statement.

ADDITIONAL INFORMATION


A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, ALIC and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.


FINANCIAL STATEMENTS


The financial statements of ALIC which are included in this Prospectus should be considered only as bearing on the ability of ALIC to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
34     LLVL

--------------------------------------------------------------------------------
                       This page left blank intentionally.

--------------------------------------------------------------------------------
                                                                     LLVL     35

--------------------------------------------------------------------------------
Independent Auditors' Report


Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

    We have audited the accompanying statement of net assets of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 1997, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 1997, and the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.



/s/Deloite & Touche LLP


Lincoln, Nebraska
February 2, 1998
--------------------------------------------------------------------------------
36    LLVL

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                              SEPARATE ACCOUNT LLVL
                              ---------------------
                             STATEMENT OF NET ASSETS
                             -----------------------
                                DECEMBER 31, 1997
                                -----------------

ASSETS

INVESTMENTS AT NET ASSET VALUE:

     VANGUARD VARIABLE INSURANCE FUND:
     ---------------------------------

         Money Market Portfolio -  7,218,268.940 shares at
           $1.0000 per share (cost $7,218,269)                                    $       7,218,269

         Equity Index Portfolio -  160,571.157 shares at
           $25.4215 per share (cost $3,376,563)                                           4,081,960

         Equity Income Portfolio -  81,200.304 shares at
           $18.7780 per share (cost $1,321,458)                                           1,524,779

         Growth Portfolio -  148,714.710 shares at
           $21.5954 per share (cost $2,919,979)                                           3,211,554

         Balanced Portfolio -  119,858.700 shares at
           $17.0016 per share (cost $1,955,975)                                           2,037,790

         High-Grade Bond Portfolio - 46,139.367 shares at
           $10.7030 per share (cost $480,683)                                               493,830

         International Portfolio - 159,524.666 shares at
           $12.8538 per share (cost $2,125,629)                                           2,050,498

         High Yield Bond Portfolio - 21,777.881 shares at
           $10.5909 per share (cost $227,636)                                               230,647

         Small Company Growth Portfolio - 34,377.906 shares at
           $10.9626 per share (cost $364,647)                                               376,871

     NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:
     ---------------------------------------------

         Balanced Portfolio - 10,448.294 shares at
           $17.80 per share (cost $166,271)                                                 185,980

         Growth Portfolio - 21,832.699 shares at
           $30.54 per share (cost $563,170)                                                 666,771

         Partners Portfolio - 95,195.374 shares at
           $20.60 per share (cost $1,627,667)                                             1,961,025

         Limited Maturity Bond Portfolio - 4,291.165 shares at
           $14.12 per share (cost $59,021)                                                   60,591

     BERGER INSTITUTIONAL PRODUCTS TRUST:
     ------------------------------------

         100 Fund Portfolio - 1,781.412 shares at
           $11.11 per share (cost $21,607)                                                   19,791

         Small Company Growth Portfolio - 17,219.256 shares at
           $12.06 per share (cost $203,772)                                                 207,664
                                                                                    ----------------
                  NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                  $      24,328,020
                                                                                    ================








The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                                                                      LLVL    37

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                              SEPARATE ACCOUNT LLVL
                              ---------------------
                            STATEMENTS OF OPERATIONS
                            ------------------------
                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
                 ----------------------------------------------

                                                                                              VANGUARD VARIABLE INSURANCE FUND
                                                                               ----------------------------------------------------


                                                                                  MONEY MARKET     EQUITY INDEX     EQUITY INCOME
                                                                    TOTAL        PORTFOLIO (1)     PORTFOLIO (2)    PORTFOLIO (3)
                                                               ----------------  ---------------  ----------------  ---------------
                            1997
                            ----
INVESTMENT INCOME:
  Dividend distributions received                              $       462,801 $        245,562 $          47,557 $         24,444
  Mortality and expense risk charge                                    110,634           33,383            20,371            5,918
                                                               ----------------  ---------------  ----------------  ---------------
NET INVESTMENT INCOME(LOSS)                                            352,167          212,179            27,186           18,526
                                                               ----------------  ---------------  ----------------  ---------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain(loss) on investments                               303,704             -----           33,570           22,916
  Net change in unrealized appreciation(depreciation)                1,466,662             -----          633,010          181,981
                                                               ----------------  ---------------  ----------------  ---------------
NET GAIN(LOSS) ON INVESTMENTS                                        1,770,366             -----          666,580          204,897
                                                               ----------------  ---------------  ----------------  ---------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $     2,122,533 $        212,179 $         693,766 $        223,423
                                                               ================  ===============  ================  ===============


                            1996
                            ----

INVESTMENT INCOME:
  Dividend distributions received                              $        34,810 $         32,053 $           ----- $          -----
  Mortality and expense risk charge                                     14,813            4,536             2,639              867
                                                               ----------------  ---------------  ----------------  ---------------
NET INVESTMENT INCOME(LOSS)                                             19,997           27,517            (2,639)            (867)
                                                               ----------------  ---------------  ----------------  ---------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain(loss) on investments                                73,977             -----           12,616            6,453
  Net change in unrealized appreciation(depreciation)                  229,011             -----           72,387           21,339
                                                               ----------------  ---------------  ----------------  ---------------
NET GAIN(LOSS) ON INVESTMENTS                                          302,988             -----           85,003           27,792
                                                               ----------------  ---------------  ----------------  ---------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $       322,985 $         27,517 $          82,364 $         26,925
                                                               ================  ===============  ================  ===============



 (1) Commenced business 01/09/96            (6) Commenced business 02/12/96
 (2) Commenced business 01/31/96            (7) Commenced business 01/22/96
 (3) Commenced business 02/06/96            (8) Commenced business 03/10/97
 (4) Commenced business 01/22/96            (9) Commenced business 01/29/97
 (5) Commenced business 02/12/96








The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
38    LLVL

--------------------------------------------------------------------------------

                                  (CONTINUED)


                        VANGUARD VARIABLE INSURANCE FUND
-----------------------------------------------------------------------------------------------------------
                                                                                                SMALL
                                        HIGH-GRADE                         HIGH YIELD          COMPANY
       GROWTH           BALANCED           BOND          INTERNATIONAL        BOND             GROWTH
    PORTFOLIO (4)     PORTFOLIO (5)    PORTFOLIO (6)     PORTFOLIO (7)    PORTFOLIO (8)     PORTFOLIO (9)
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------


$           24,821 $          62,554 $         17,945 $          24,884 $          7,800 $           1,148
            13,622             8,857            2,094            10,213              670             1,158
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------
            11,199            53,697           15,851            14,671            7,130               (10)
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------


            70,741            86,534             -----           19,354              254              -----
           269,256            73,173           12,105           (87,836)           3,011            12,224
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------
           339,997           159,707           12,105           (68,482)           3,265            12,224
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------
$          351,196 $         213,404 $         27,956 $         (53,811) $        10,395 $          12,214
   ================  ================ ================  ================ ================  ================




$             ----- $           ----- $         2,757 $            ----- $          ----- $           -----
             1,524               964              316             1,479             -----             -----
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------
            (1,524)             (964)           2,441            (1,479)            -----             -----
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------


            22,375            17,899             -----           14,166             -----             -----
            22,319             8,642            1,042            12,704             -----             -----
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------
            44,694            26,541            1,042            26,870             -----             -----
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------
$           43,170 $          25,577  $         3,483 $          25,391  $          ----- $           -----
   ================  ================ ================  ================ ================  ================

--------------------------------------------------------------------------------
                                                                         LLVL 39

--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                              SEPARATE ACCOUNT LLVL
                              ---------------------
                            STATEMENTS OF OPERATIONS
                            ------------------------
                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
                 ----------------------------------------------

                                                                            NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                                                 -------------------------------------------------------------------
                                                                                                                         LIMITED
                                                                                                                        MATURITY
                                                                    BALANCED          GROWTH           PARTNERS           BOND
                                                                  PORTFOLIO (1)    PORTFOLIO (2)     PORTFOLIO (3)    PORTFOLIO (4)
                                                                 ---------------- ----------------  ---------------- ---------------
                             1997
                             ----
INVESTMENT INCOME:
  Dividend distributions received                              $           2,227 $           ----- $          1,903 $         1,514
  Mortality and expense risk charge                                        1,062            3,818             8,694             289
                                                                 ---------------- ----------------  ---------------- ---------------
NET INVESTMENT INCOME(LOSS)                                                1,165           (3,818)           (6,791)          1,225
                                                                 ---------------- ----------------  ---------------- ---------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain(loss) on investments                                   5,717           34,617            29,308             ----
  Net change in unrealized appreciation(depreciation)                     16,398           83,104           267,038           1,122
                                                                 ---------------- ----------------  ---------------- ---------------
NET GAIN(LOSS) ON INVESTMENTS                                             22,115          117,721           296,346           1,122
                                                                 ---------------- ----------------  ---------------- ---------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $          23,280 $        113,903 $         289,555 $         2,347
                                                                 ================ ================  ================ ===============


                             1996
                             ----
INVESTMENT INCOME:
  Dividend distributions received                              $            ----- $          ----- $           ----- $          ----
  Mortality and expense risk charge                                          294              814             1,338              42
                                                                 ---------------- ----------------  ---------------- ---------------
NET INVESTMENT INCOME(LOSS)                                                 (294)            (814)           (1,338)            (42)
                                                                 ---------------- ----------------  ---------------- ---------------
REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain(loss) on investments                                      92              253               115               8
  Net change in unrealized appreciation(depreciation)                      3,312           20,498            66,320             448
                                                                 ---------------- ----------------  ---------------- ---------------
NET GAIN(LOSS) ON INVESTMENTS                                              3,404           20,751            66,435             456
                                                                 ---------------- ----------------  ---------------- ---------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $           3,110  $        19,937  $         65,097  $          414
                                                                 ================ ================  ================ ===============

     (1) Commenced business 01/31/96       (4) Commenced business 01/31/96
     (2) Commenced business 01/22/96       (5) Commenced business 06/11/97
     (3) Commenced business 02/06/96       (6) Commenced business 05/21/97










The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
40    LLVL

--------------------------------------------------------------------------------

            (CONTINUED)


   BERGER INSTITUTIONAL PRODUCTS TRUST
   ----------------------------------
                          SMALL
                         COMPANY
      100 FUND           GROWTH
    PORTFOLIO (5)     PORTFOLIO (6)
   ----------------  ----------------
$              442 $            -----
                54               431
   ----------------  ----------------
               388              (431)
   ----------------  ----------------


               693              -----
            (1,816)            3,892
   ----------------  ----------------
            (1,123)            3,892
   ----------------  ----------------
$             (735) $          3,461
   ================  ================




$             ----- $           -----
              -----             -----
   ----------------  ----------------
              -----             -----
   ----------------  ----------------


              -----             -----
              -----             -----
   ----------------  ----------------
              -----             -----
   ----------------  ----------------
$             ----- $           -----
   ================  ================

--------------------------------------------------------------------------------
                                                                      LLVL    41

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                              SEPARATE ACCOUNT LLVL
                              ---------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
                       -----------------------------------
                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
                 ----------------------------------------------


                                                                                        VANGUARD VARIABLE INSURANCE FUND
                                                                                ---------------------------------------------------


                                                                                 MONEY MARKET     EQUITY INDEX      EQUITY INCOME
                                                                    TOTAL         PORTFOLIO (1)    PORTFOLIO (2)     PORTFOLIO (3)
                                                               ----------------  ---------------- ----------------  ----------------
                              1997
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                $         352,167 $         212,179 $         27,186 $          18,526
  Net realized gain(loss) on investments                               303,704              -----          33,570            22,916
  Net change in unrealized appreciation(depreciation)                1,466,662              -----         633,010           181,981
                                                               ----------------  ---------------- ----------------  ----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       2,122,533           212,179          693,766           223,423
NET INCREASE(DECREASE) FROM POLICYHOLDER TRANSACTIONS               16,472,031         5,731,104        2,039,686           984,196
                                                               ----------------  ---------------- ----------------  ----------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                              18,594,564         5,943,283        2,733,452         1,207,619
                                                               ----------------  ---------------- ----------------  ----------------
NET ASSETS AT JANUARY 1, 1997                                        5,733,456         1,274,986        1,348,508           317,160
                                                               ----------------  ---------------- ----------------  ----------------
NET ASSETS AT DECEMBER 31, 1997                              $      24,328,020 $       7,218,269 $      4,081,960 $       1,524,779
                                                               ================  ================ ================  ================

                              1996
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                $          19,997 $          27,517 $         (2,639)$            (867)
  Net realized gain(loss) on investments                                73,977              -----          12,616             6,453
  Net change in unrealized appreciation(depreciation)                  229,011              -----          72,387            21,339
                                                               ----------------  ---------------- ----------------  ----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         322,984            27,517           82,364            26,925
NET INCREASE(DECREASE) FROM POLICYHOLDER TRANSACTIONS                5,410,471         1,247,469        1,266,144           290,235
                                                               ----------------  ---------------- ----------------  ----------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                               5,733,456         1,274,986        1,348,508           317,160
                                                               ----------------  ---------------- ----------------  ----------------
NET ASSETS AT JANUARY 1, 1996                                             -----             -----            -----             -----
                                                               ----------------  ---------------- ----------------  ----------------
NET ASSETS AT DECEMBER 31, 1996                              $       5,733,456 $       1,274,986 $      1,348,508 $         317,160
                                                               ================  ================ ================  ================




   (1) Commenced business 01/09/96          (6) Commenced business 02/12/96
   (2) Commenced business 01/31/96          (7) Commenced business 01/22/96
   (3) Commenced business 02/06/96          (8) Commenced business 03/10/97
   (4) Commenced business 01/22/96          (9) Commenced business 01/29/97
   (5) Commenced business 02/12/96







The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
42    LLVL

--------------------------------------------------------------------------------

                                   (CONTINUED)



                                             VANGUARD VARIABLE INSURANCE FUND
   --------------------------------------------------------------------------------------------------------
                                                                                               SMALL
                                        HIGH-GRADE                         HIGH YIELD         COMPANY
       GROWTH           BALANCED           BOND          INTERNATIONAL        BOND            GROWTH
    PORTFOLIO (4)     PORTFOLIO (5)    PORTFOLIO (6)     PORTFOLIO (7)    PORTFOLIO (8)     PORTFOLIO (9)
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------

$           11,199 $          53,697 $         15,851 $          14,671 $          7,130 $             (10)
            70,741            86,534             -----           19,354              254              -----
           269,256            73,173           12,105           (87,836)           3,011            12,224
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------
           351,196           213,404           27,956           (53,811)          10,395            12,214
         2,154,152         1,428,768          357,373         1,524,915          220,252           364,657
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------
         2,505,348         1,642,172          385,329         1,471,104          230,647           376,871
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------
           706,206           395,618          108,501           579,394             -----             -----
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------
$        3,211,554 $       2,037,790 $        493,830 $       2,050,498 $        230,647 $         376,871
   ================  ================ ================  ================ ================  ================



 $          (1,524)$            (964)$          2,441 $          (1,479)$           ----- $           -----
            22,375            17,899             -----           14,166             -----             -----
            22,319             8,642            1,042            12,704             -----             -----
   ----------------  ---------------- ----------------  ---------------------------------------------------
            43,170            25,577            3,483            25,391             -----             -----
           663,036           370,041          105,018           554,003             -----             -----
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------
           706,206           395,618          108,501           579,394             -----             -----
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------
              -----             -----            -----             -----             -----            -----
   ----------------  ---------------- ----------------  ---------------- ----------------  ----------------
$          706,206 $         395,618 $        108,501 $         579,394 $           ----- $           -----
   ================  ================ ================  ================ ================  ================

--------------------------------------------------------------------------------
                                                                      LLVL    43

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                              SEPARATE ACCOUNT LLVL
                              ---------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
                       -----------------------------------
                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
                 ----------------------------------------------


                                                                            NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                                               ---------------------------------------------------------------------
                                                                                                                      LIMITED
                                                                                                                      MATURITY
                                                                  BALANCED          GROWTH          PARTNERS            BOND
                                                                 PORTFOLIO (1)    PORTFOLIO (2)    PORTFOLIO (3)     PORTFOLIO (4)
                                                                 --------------  ---------------- ----------------  ----------------
                               1997
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                  $         1,165 $          (3,818)$         (6,791)$           1,225
  Net realized gain(loss) on investments                                 5,717            34,617           29,308              -----
  Net change in unrealized appreciation(depreciation)                   16,398            83,104          267,038             1,122
                                                                 --------------  ---------------- ----------------  ----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          23,280           113,903          289,555             2,347
NET INCREASE(DECREASE) FROM POLICYHOLDER TRANSACTIONS                   74,276           228,396        1,107,185            32,342
                                                                 --------------  ---------------- ----------------  ----------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                  97,556           342,299        1,396,740            34,689
                                                                 --------------  ---------------- ----------------  ----------------
NET ASSETS AT JANUARY 1, 1997                                           88,424           324,472          564,285            25,902
                                                                 --------------  ---------------- ----------------  ----------------
NET ASSETS AT DECEMBER 31, 1997                                $       185,980 $         666,771 $      1,961,025 $          60,591
                                                                 ==============  ================ ================  ================

                               1996
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                  $          (294)$            (814)$         (1,338)$             (42)
  Net realized gain(loss) on investments                                    92               253              115                 8
  Net change in unrealized appreciation(depreciation)                    3,312            20,498           66,320               448
                                                                 --------------  ---------------- ----------------  ----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           3,110            19,937           65,097               414
NET INCREASE(DECREASE) FROM POLICYHOLDER TRANSACTIONS                   85,314           304,535          499,188            25,488
                                                                 --------------  ---------------- ----------------  ----------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                  88,424           324,472          564,285            25,901
                                                                 --------------  ---------------- ----------------  ----------------
NET ASSETS AT JANUARY 1, 1996                                             -----             -----            -----             -----
                                                                 --------------  ---------------- ----------------  ----------------
NET ASSETS AT DECEMBER 31, 1996                                $        88,424 $         324,472 $        564,285 $          25,901
                                                                 ==============  ================ ================  ================



     (1) Commenced business 01/31/96              (4) Commenced business on 01/31/96
     (2) Commenced business 01/22/96              (5) Commenced business on 06/11/97
     (3) Commenced business 02/06/96              (6) Commenced business on 05/21/97








The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
44 LLVL

--------------------------------------------------------------------------------

                                  (CONTINUED)



BERGER INSTITUTIONAL PRODUCTS TRUST
-------------------------------------
                        SMALL
                       COMPANY
    100 FUND           GROWTH
    PORTFOLIO (5)     PORTFOLIO (6)
   ----------------  ----------------

$              388 $            (431)
               693              -----
            (1,816)            3,892
   ----------------  ----------------
              (735)            3,461
            20,526           204,203
   ----------------  ----------------
            19,791           207,664
   ----------------  ----------------
              -----             -----
   ================  ================
$           19,791 $         207,664
   ================  ================



$             -----$            -----
              -----             -----
              -----             -----
   ----------------  ----------------
              -----             -----
              -----             -----
   ----------------  ----------------
              -----             -----
   ----------------  ----------------
              -----             -----
   ----------------  ----------------
$             -----$            -----
   ================  ================

--------------------------------------------------------------------------------
                                                                      LLVL    45

--------------------------------------------------------------------------------
                       This page left blank intentionally
--------------------------------------------------------------------------------
46    LLVL

--------------------------------------------------------------------------------
                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVL
                             ---------------------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------



1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------

Ameritas Life Insurance Corp. Separate Account LLVL (the Account) was established under Nebraska law on August 24, 1994. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) and are segregated from all of ALIC's other assets.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At December 31, 1997, there are fifteen subaccounts within the Account. Nine of the subaccounts invest only in a corresponding Portfolio of the Vanguard Variable Insurance Fund which is a diversified open-end management investment company managed by The Vanguard Group. Four of the subaccounts invest only in a corresponding Portfolio of the Neuberger & Berman Advisers Management Trust which is a diversified open-end management investment company managed by Neuberger & Berman Management Incorporated. Two of the subaccounts invest only in a corresponding Portfolio of the Berger Institutional Products Trust which is a diversified open-end management investment company managed by Berger Associates. Each Portfolio pays the manager a monthly fee for managing its investments and business affairs. The assets of the Account are carried at the net asset value of the underlying Portfolios of the funds, and the value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS
The assets of the account are carried at the net asset value of the underlying Portfolios of the Funds. The value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

FEDERAL AND STATE TAXES
The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, ALIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.


2.  POLICYHOLDER CHARGES
------------------------

ALIC charges the account for mortality and expense risks assumed. A daily charge is made on the average daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

--------------------------------------------------------------------------------
                                                                      LLVL    47

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                              SEPARATE ACCOUNT LLVL
                              ---------------------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------



3.  SHARES OWNED
----------------

The Account invests in shares of mutual funds. Share activity and total shares owned are as follows:



                                                                   VANGUARD VARIABLE INSURANCE FUND
                                        --------------------------------------------------------------------------------------

                                         MONEY MARKET     EQUITY INDEX     EQUITY INCOME        GROWTH          BALANCED
                                         PORTFOLIO (1)    PORTFOLIO (2)     PORTFOLIO (3)     PORTFOLIO (4)    PORTFOLIO (5)
                                        ----------------  ---------------  ----------------  ---------------- ----------------

Shares owned at January 1, 1997           1,274,985.810       68,977.369        21,723.303        39,921.198       26,356.946
Shares acquired                          33,061,438.440      132,217.038        71,066.379       135,646.593      103,263.991
Shares disposed                          27,118,155.310       40,623.250        11,589.378        26,853.081        9,762.237
                                        ----------------  ---------------  ----------------  ---------------- ----------------
Shares owned at December 31, 1997         7,218,268.940      160,571.157        81,200.304       148,714.710      119,858.700
                                        ================  ===============  ================  ================ ================



Shares owned at January 1, 1996                    -----            -----             -----             -----            -----
Shares acquired                           6,549,300.150       81,127.644        25,593.798        43,455.725       27,155.684
Shares disposed                           5,274,314.340       12,150.275         3,870.495         3,534.527          798.738
                                        ----------------  ---------------  ----------------  ---------------- ----------------
Shares owned at December 31, 1996         1,274,985.810       68,977.369        21,723.303        39,921.198       26,356.946
                                        ================  ===============  ================  ================ ================



          (1) Commenced business 01/09/96               (8) Commenced business  03/10/97
          (2) Commenced business 01/31/96               (9) Commenced business  01/29/97
          (3) Commenced business 02/06/96               (10) Commenced business 01/31/96
          (4) Commenced business 01/22/96               (11) Commenced business 01/22/96
          (5) Commenced business 02/12/96               (12) Commenced business 02/06/96
          (6) Commenced business 02/12/96               (13) Commenced business 01/31/96
          (7) Commenced business 01/22/96

--------------------------------------------------------------------------------
48    LLVL

--------------------------------------------------------------------------------

                                   (CONTINUED)








           VANGUARD VARIABLE INSURANCE FUND                                 NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
---------------------------------------------------------------  ------------------------------------------------------------------
                                                    SMALL                                                                LIMITED
  HIGH-GRADE                    HIGH-YIELD         COMPANY                                                              MATURITY
     BOND      INTERNATIONAL       BOND            GROWTH            BALANCED        GROWTH           PARTNERS           BOND
 PORTFOLIO (6) PORTFOLIO (7)    PORTFOLIO (8)     PORTFOLIO (9)   PORTFOLIO (10) PORTFOLIO (11)    PORTFOLIO (12)   PORTFOLIO (13)
-------------  -------------  ---------------  ----------------  -------------- ----------------  ---------------- ----------------

  10,402.808     45,478.330             -----             -----      5,554.279       12,586.203        34,240.606        1,843.518
  48,976.148    175,097.691       57,152.830        58,091.174       7,945.804       20,902.519        87,117.912        7,782.264
  13,239.589     61,051.355       35,374.949        23,713.268       3,051.789       11,656.023        26,163.144        5,334.617
-------------  -------------  ---------------  ----------------  -------------- ----------------  ---------------- ----------------
  46,139.367    159,524.666       21,777.881        34,377.906      10,448.294       21,832.699        95,195.374        4,291.165
=============  =============  ===============  ================  ============== ================  ================ ================



        -----          -----            -----             -----           -----            -----             -----            -----
  16,079.128     54,688.548             -----             -----      5,783.296       13,583.830        40,372.867        2,210.932
   5,676.320      9,210.218             -----             -----        229.017          997.627         6,132.261          367.414
-------------  -------------  ---------------  ----------------  -------------- ----------------  ---------------- ----------------
  10,402.808     45,478.330             -----             -----      5,554.279       12,586.203        34,240.606        1,843.518
=============  =============  ===============  ================  ============== ================  ================ ================

--------------------------------------------------------------------------------
                                                                      LLVL    49

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                              SEPARATE ACCOUNT LLVL
                              ---------------------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------


3.  SHARES OWNED (CONTINUED)
----------------------------

The Account invests in shares of mutual funds. Share activity and total shares owned are as follows:



                                      BERGER INSTITUTIONAL PRODUCTS TRUST
                                      -------------------------------------
                                                              SMALL
                                                             COMPANY
                                         100 FUND             GROWTH
                                       PORTFOLIO (1)      PORTFOLIO (2)
                                      ----------------  -------------------
Shares owned at January 1, 1997                  -----                -----
Shares acquired                             2,859.270           38,912.582
Shares disposed                             1,077.858           21,693.326
                                      ----------------  -------------------
Shares owned at December 31, 1997           1,781.412           17,219.256
                                      ================  ===================



Shares owned at January 1, 1996                  -----                -----
Shares acquired                                  -----                -----
Shares disposed                                  -----                -----
                                      ----------------  -------------------
Shares owned at December 31, 1996                -----                -----
                                      ================  ===================




                                      (1)  Commenced business 06/11/97
                                      (2)  Commenced business 05/21/97

--------------------------------------------------------------------------------
50    LLVL

--------------------------------------------------------------------------------
Independent Auditors' Report


Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

     We have audited the accompanying consolidated balance sheets of Ameritas Life Insurance Corp. and subsidiaries as of December 31, 1997 and 1996, and the related statements of operations, equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Ameritas Life Insurance Corp. and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.



/s/Deloitte & Touche LLP


Lincoln, Nebraska
February 2, 1998
--------------------------------------------------------------------------------
                                                                      LLVL    51

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                           CONSOLIDATED BALANCE SHEETS
                           ---------------------------
                                 (in thousands)

                                                                                                DECEMBER 31
                                                                                      ----------------------------
                                         ASSETS                                           1997             1996
                                                                                      -----------      -----------
Investments:
     Fixed maturity securities held to maturity (fair value $792,856 - 1997,         $    754,581     $    775,875
      $798,991 - 1996)
     Fixed maturity securities available for sale (amortized cost $462,831 -
       1997, $408,467 - 1996)                                                             479,990          415,705
     Equity securities (cost $59,383 - 1997, $43,079 - 1996)                              108,744           75,215
     Mortgage loans on real estate                                                        228,709          226,776
     Loans on insurance policies                                                           70,638           68,017
     Real estate, less accumulated depreciation ($18,324 - 1997, $11,589 -                 43,085           33,636
       1996)
     Other investments                                                                     33,971           46,295
     Short-term investments                                                                   655            1,541
                                                                                      ------------    ------------
                      Total investments                                                 1,720,373        1,643,060
Cash and cash equivalents                                                                  83,139           77,142
Accrued investment income                                                                  25,186           25,176
Deferred policy acquisition costs                                                         164,564          146,405
Property and equipment, less accumulated depreciation ($29,199  - 1997,
     $29,910 - 1996)                                                                       20,191           17,532
Other assets                                                                               16,668           13,453
Separate accounts                                                                       1,437,165        1,037,359
                                                                                      ------------     ------------
                                         Total                                       $  3,467,286     $  2,960,127
                                                                                      ============     ============

                                 LIABILITIES AND EQUITY
Policy and contract reserves                                                         $    364,168     $    367,614
Policy and contract claims                                                                 27,467           21,420
Accumulated contract values                                                             1,039,938        1,007,734
Unearned policy charges                                                                    13,177           13,492
Unearned reinsurance ceded allowance                                                        1,763            1,252
Federal income taxes--
     Current                                                                                  339            9,351
     Deferred                                                                              46,236           36,083
Dividends payable                                                                          10,134           10,317
Other liabilities                                                                          41,467           35,532
Separate accounts                                                                       1,436,677        1,037,359
                                                                                      ------------     ------------
                      Total Liabilities                                                 2,981,366        2,540,154
                                                                                      ------------     ------------

Commitments and contingencies

Minority interest in subsidiary                                                            24,483           20,809

Policyowners' contingency reserves                                                        419,797          373,923
Net unrealized investment gain                                                             41,640           25,241
                                                                                      ------------     ------------
                      Total Equity                                                        461,437          399,164
                                                                                      ------------     ------------
                                         Total                                       $  3,467,286     $  2,960,127
                                                                                      ============     ============


The accompanying notes to consolidated financial statements are an integral part of these statements.

--------------------------------------------------------------------------------
52    LLVL

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                      -------------------------------------
                                 (in thousands)

                                                                                          YEARS ENDED DECEMBER 31
                                                                             -----------------------------------------------
                                                                                  1997              1996             1995
                                                                             ----------------  ---------------  ------------
INCOME:
Insurance revenues:
     Premiums:
       Life insurance                                                      $           26,794  $        26,855   $    30,857
       Accident and health insurance                                                  181,952          163,557       163,659
     Contract charges                                                                  57,199           49,667        38,629
     Reinsurance, net                                                                  (1,037)          (6,205)       (5,559)
     Reinsurance ceded allowance                                                        2,475            1,746         1,446
Investment revenues:
     Investment income, net                                                           137,744          126,862       124,549
     Realized gains, net                                                               10,295           13,103         4,471
Other                                                                                  14,987            8,961         6,936
                                                                              ----------------  ---------------  ------------
                                                                                      430,409          384,546       364,988
                                                                              ----------------  ---------------  ------------
BENEFITS AND EXPENSES:
Policy benefits:
     Death benefits                                                                    20,710           18,402        17,072
     Surrender benefits                                                                10,084           10,708         9,401
     Accident and health benefits                                                     130,908          112,005       112,935
     Interest credited                                                                 66,788           65,494        64,598
     Increase (decrease) in policy and contract reserves                               (3,307)          (5,060)          959
     Other                                                                             13,589           12,849        13,265
Sales and operating expenses                                                           90,737           77,086        70,414
Amortization of deferred policy acquisition costs                                      16,441           16,790         9,405
                                                                              ----------------   --------------  ------------
                                                                                      345,950          308,274       298,049
                                                                              ----------------   --------------  ------------
INCOME BEFORE DIVIDENDS, FEDERAL INCOME TAXES AND MINORITY
     INTEREST IN EARNINGS OF SUBSIDIARY                                                84,459           76,272        66,939

Dividends appropriated for policyowners                                                10,158           10,367        10,543
                                                                              ----------------   --------------  ------------
INCOME BEFORE FEDERAL INCOME TAXES AND MINORITY INTEREST IN
     EARNINGS OF SUBSIDIARY                                                            74,301           65,905        56,396

Income taxes - current                                                                 26,401           29,081        16,954
Income taxes - deferred                                                                    39           (1,560)          694
   Total federal income taxes                                                 ----------------   --------------  ------------
                                                                                       26,440           27,521        17,648
                                                                              ----------------   --------------  ------------

INCOME BEFORE MINORITY INTEREST IN EARNINGS OF SUBSIDIARY                              47,861           38,384        38,748

Minority interest in earnings of subsidiary                                            (1,987)          (1,259)            -
                                                                              ----------------   --------------  ------------
NET INCOME                                                                  $          45,874  $        37,125  $     38,748
                                                                              ================   ==============  ============



The accompanying notes to consolidated financial statements are an integral part of these statements.

--------------------------------------------------------------------------------
                                                                      LLVL    53

--------------------------------------------------------------------------------

                        AMERITAS LIFE INSURANCE CORP.
                        -----------------------------
                        CONSOLIDATED STATEMENTS OF EQUITY
                        ---------------------------------
                                 (IN THOUSANDS)




                                                                POLICYOWNERS'     NET UNREALIZED
                                                                 CONTINGENCY        INVESTMENT            TOTAL
                                                                  RESERVES          GAIN/(LOSS)           EQUITY
                                                               ----------------   ----------------    ---------------
BALANCE, January 1, 1995                                     $          298,050  $             977  $         299,027

Net unrealized investment gains, net                                          -             30,683             30,683

Net income                                                               38,748                  -             38,748
                                                               ----------------   ----------------    ---------------

BALANCE, December 31, 1995                                              336,798             31,660            368,458

Net unrealized investment losses, net                                         -             (6,446)            (6,446)

Minority interest in net unrealized investment
  losses, net                                                                 -                 27                 27

Net income                                                               37,125                  -             37,125
                                                               ----------------   ----------------    ---------------

BALANCE, December 31, 1996                                              373,923             25,241            399,164

Net unrealized investment gains, net                                          -             16,557             16,557

Minority interest in net unrealized investment
  gains, net                                                                  -               (158)              (158)

Net income                                                               45,874                  -             45,874
                                                               ----------------   ----------------    ---------------

BALANCE, December 31, 1997                                   $          419,797 $           41,640  $         461,437
                                                               ================   ================    ===============


















The accompanying notes to consolidated financial statements are an integral part of these statements.

--------------------------------------------------------------------------------
54    LLVL

--------------------------------------------------------------------------------

                        AMERITAS LIFE INSURANCE CORP.
                        -----------------------------
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                      -------------------------------------
                                 (in thousands)


                                                                                           YEARS ENDED DECEMBER 31
                                                                               -------------------------------------------------
                                                                                   1997             1996              1995
                                                                               --------------   --------------    --------------
OPERATING ACTIVITIES
--------------------
Net income                                                                  $         45,874  $         37,125  $         38,748
Adjustments to reconcile net income to net cash
  from operating activities:
                 Depreciation and amortization                                         5,275            4,231             4,346
                 Amortization of deferred policy acquisition costs                    16,441           16,790             9,405
                 Policy acquisition costs deferred                                   (36,117)         (30,611)          (20,954)
                 Interest credited to contract values                                 66,788           65,494            64,598
                 Amortization of discounts or premiums                                (1,747)          (1,513)           (1,630)
                 Net realized gains on investment transactions                       (10,295)         (13,103)           (4,471)
                 Deferred income taxes                                                    39           (1,560)              694
                 Minority interest in earnings of subsidiary                           1,987            1,259                 -
                 Change in assets and liabilities:
                   Accrued investment income                                             (10)          (1,071)            1,088
                   Other assets                                                       (3,239)          (1,372)           (1,583)
                   Policy and contract reserves                                       (3,446)           2,266             1,001
                   Policy and contract claims                                          6,047            2,538              (506)
                   Unearned policy charges                                              (315)          (2,141)             (657)
                   Unearned reinsurance ceded allowance                                  511              373               103
                   Federal income taxes payable - current                             (7,977)           1,300            (1,698)
                   Dividends payable                                                    (183)            (111)              100
                   Other liabilities                                                   6,509            5,445              (911)
                                                                               --------------   --------------    --------------
Net cash from operating activities                                                    86,142           85,339            87,673
                                                                               --------------   --------------    --------------

INVESTING ACTIVITIES
--------------------
Purchase of investments:
                 Fixed maturity securities held to maturity                          (39,522)        (122,182)         (105,019)
                 Fixed maturity securities available for sale                       (115,864)         (40,572)          (40,468)
                 Equity securities                                                   (29,432)         (19,925)          (13,017)
                 Mortgage loans on real estate                                       (56,251)         (57,248)          (28,841)
                 Real estate                                                          (1,676)            (642)             (589)
                 Short-term investments                                               (2,124)          (5,844)          (14,884)
                 Other investments                                                    (6,026)         (23,073)          (12,569)
Proceeds from sale of investments:
                 Fixed maturity securities available for sale                         16,419            4,774             2,919
                 Equity securities - unaffiliated                                     19,914           18,676            13,167
                 Equity securities - affiliated                                            -              190                 -
                 Real estate                                                           1,723              951               737
                 Other investments                                                       649            7,949             7,828












The accompanying notes to consolidated financial statements are an integral part of these statements.

--------------------------------------------------------------------------------
LLVL    55

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                      -------------------------------------
                                 (in thousands)


                                                                                           YEARS ENDED DECEMBER 31
                                                                               -----------------------------------------------
                                                                                   1997              1996              1995
                                                                               --------------   --------------    ------------
INVESTING ACTIVITIES (CONTINUED)
--------------------------------
Proceeds from maturities or repayment of investments:
                 Fixed maturity securities held to maturity                 $         68,069     $     71,317     $   102,794
                 Fixed maturity securities available for sale                         45,942           36,519          15,868
                 Mortgage loans on real estate                                        49,750           34,594          25,120
                 Real estate                                                               -                -             219
                 Other investments                                                     6,278           15,106           4,955
                 Short-term investments                                                3,050           16,571           4,022
Purchase of property and equipment                                                    (5,413)          (3,711)         (1,803)
Proceeds from sale of property and equipment                                              45               78              99
Net change in loans on insurance policies                                             (2,622)           1,252             310
                                                                               --------------   --------------    ------------
Net cash from investing activities                                                   (47,091)         (65,220)        (39,152)
                                                                               --------------   --------------    ------------

FINANCING ACTIVITIES
--------------------
Contribution for minority interest in subsidiary                                       1,530           22,445               -
Net change in accumulated contract values                                            (34,584)         (47,186)        (17,286)
                                                                               --------------   --------------    ------------
Net cash from financing activities                                                   (33,054)         (24,741)        (17,286)
                                                                               --------------   --------------    ------------

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                       5,997           (4,622)         31,235

CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD                                      77,142           81,764          50,529

                                                                               --------------   --------------    ------------
CASH AND CASH EQUIVALENTS AT END OF PERIOD                                  $         83,139     $     77,142    $     81,764
                                                                               ==============   ==============    ============

SUPPLEMENTAL CASH FLOW INFORMATION:

Cash paid for income taxes                                                  $         34,397     $     27,748    $     18,652
























The accompanying notes to consolidated financial statements are an integral part of these statements.

--------------------------------------------------------------------------------
56    LLVL

--------------------------------------------------------------------------------
                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
                 ----------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
              ----------------------------------------------------
                                 (IN THOUSANDS)
                                       .


1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------

NATURE OF OPERATIONS
Ameritas Life Insurance Corp. is a mutual life insurance company chartered by the State of Nebraska. Its operations consist of life and health insurance and annuity and pension contracts. The Company operates in the United States and, including its subsidiaries, is authorized to do business in all 50 states and the District of Columbia. Wholly owned insurance subsidiaries include First Ameritas Life Insurance Corp. of New York and Pathmark Assurance Company. The Company is also a 66% owner of AMAL Corporation (incorporated March 8, 1996), which owns 100% of Ameritas Variable Life Insurance Company and Ameritas Investment Corp. In addition to the insurance subsidiaries, the Company conducts other diversified financial-service-related operations through the following wholly owned subsidiaries: Veritas Corp. (a marketing organization for low-load insurance products); Ameritas Investment Advisors, Inc. (an advisor providing investment management services to the Company and other insurance companies); and Ameritas Managed Dental Plan, Inc. (a prepaid dental organization).

PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include the accounts of Ameritas Life Insurance Corp. (Ameritas or the Company) and its majority-owned subsidiaries. References to the Company relate to Ameritas and all subsidiaries. These consolidated financial statements exclude the effects of all material intercompany transactions.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The principal accounting and reporting practices followed are:

INVESTMENTS
The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, includes fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from income and reported as a separate component of equity net of related deferred acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has not classified any of its securities as trading securities.

Equity securities (common stock and nonredeemable preferred stock) are valued at fair value.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts. SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," which was amended by SFAS No. 118, "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures," requires that an impaired loan be measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. The Company adopted these standards as of January 1, 1995, with no material impact on its financial position or results of operations.

--------------------------------------------------------------------------------
                                                                      LLVL    57

--------------------------------------------------------------------------------
                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
                 ----------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
              ----------------------------------------------------
                                 (IN THOUSANDS)

                                   (continued)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------------------------------------------
(CONTINUED)
-----------

Investment real estate owned directly by the Company is carried at cost less accumulated depreciation and allowances for estimated losses. Real estate acquired through foreclosure is carried at the lower of cost or fair value minus estimated costs to sell.

Other investments primarily include investments in venture capital partnerships and real estate joint ventures accounted for using the equity method, and securities owned by the broker dealer subsidiary valued at fair value. Changes in the fair value of the securities owned by the broker dealer are included in investment income.

Short-term investments are carried at amortized cost, which approximates fair value.

Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowances for mortgage loans and wholly owned real estate are included with realized investment gains and losses in the consolidated statements of operations.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.

CASH EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

PROPERTY AND EQUIPMENT
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets.

SEPARATE ACCOUNTS
The Company operates separate accounts on which the earnings or losses accrue exclusively to contractholders. The assets (principally investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The separate accounts are an investment alternative for pension, variable life, and variable annuity products which the Company markets. Amounts are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF PARTICIPATING AND TERM LIFE, ACCIDENT AND HEALTH AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
Participating life insurance products include those products with fixed and guaranteed premiums and benefits on which dividends are paid by the Company. Premiums on participating and term life products and certain annuities with life contingencies (immediate annuities) are recognized as premium revenue when due. Accident and health insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the premium-paying period of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits and are not reported as premium revenues.

--------------------------------------------------------------------------------
58    LLVL

--------------------------------------------------------------------------------
                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
                 ----------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
              ----------------------------------------------------
                                 (IN THOUSANDS)
                                   (continued)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------
(CONTINUED)
-----------

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Deposit administration plans and certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses.

Costs deferred related to term life insurance are amortized over the premium-paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to participating life, universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed periodically based on actual experience and changes in assumptions.

A roll-forward of the amounts reflected in the consolidated balance sheets as deferred policy acquisition costs is as follows:

                                                                                     DECEMBER 31
                                                                      -------------------------------------------
                                                                           1997           1996            1995
-----------------------------------------------------------------------------------------------------------------
Beginning balance                                                     $      146,405    $   130,420     $ 126,619
Acquisition costs deferred                                                    36,117         30,611        20,954
Amortization of deferred policy acquisition costs                            (16,441)       (16,790)       (9,405)
Adjustment for unrealized investment (gain)/loss                              (1,517)         2,164        (7,748)
------------------------------------------------------------------------------------------------------------------
Ending balance                                                        $      164,564    $   146,405     $ 130,420
------------------------------------------------------------------------------------------------------------------

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in policyowners' contingency reserves.

--------------------------------------------------------------------------------
                                                                      LLVL    59

--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
                 ----------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
              ----------------------------------------------------
                                 (IN THOUSANDS)
                                   (continued)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------
(CONTINUED)
-----------

FUTURE POLICY AND CONTRACT BENEFITS
Liabilities for future policy benefits for participating and term life contracts and additional coverages offered under policy riders are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. These liabilities are shown as policy and contract reserves.

Liabilities for future policy and contract benefits on universal life-type and investment-type contracts are based on the policy account balance, and are shown as accumulated contract values.

The liabilities for future policy and contract benefits for group disabled life reserves and long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

DIVIDENDS TO POLICYOWNERS
A portion of the Company's  business has been issued on a  participating  basis.
The amount of policyowners' dividends to be paid is determined annually by the Board of Directors.

INCOME TAXES
The  Company,  with  the  exception  of  AMAL  and  its  subsidiaries,  files  a consolidated  life/non-life  tax return.  An agreement  among the members of the consolidated  group provides for  distribution of consolidated tax results as if filed on a separate  return  basis.  The  provision  for income  taxes  includes
amounts   currently  payable  and  deferred  income  taxes  resulting  from  the cumulative  differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

RECLASSIFICATIONS
Certain items on the prior year financial statements have been restated to conform to current year presentation.


2.  INVESTMENTS
---------------
Investment income summarized by type of investment was as follows:


                                                                                          YEARS ENDED DECEMBER 31
                                                                                 ----------------------------------------
                                                                                       1997          1996        1995
-------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities held to maturity                                         $    59,700    $   59,366   $  58,937
Fixed maturity securities available for sale                                            32,605        30,039      30,160
Equity securities                                                                        1,899         1,571       1,508
Mortgage loans on real estate                                                           19,866        19,376      17,948
Real estate                                                                             12,317         9,699       9,644
Loans on insurance policies                                                              4,341         4,265       4,290
Other investments                                                                       15,494         8,572       6,906
Short-term investments and cash and cash equivalents                                     4,266         5,069       5,083
-------------------------------------------------------------------------------------------------------------------------
   Gross investment income                                                             150,488       137,957     134,476
Investment expenses                                                                     12,744        11,095       9,927
-------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                            $  137,744    $  126,862   $ 124,549
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
60    LLVL

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
                 ----------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
              ----------------------------------------------------
                                 (IN THOUSANDS)
                                   (continued)


2.  INVESTMENTS (CONTINUED)
---------------------------
Net pretax realized investment gains (losses) were as follows:


                                                                                          YEARS ENDED DECEMBER 31
                                                                                 ---------------------------------------
                                                                                       1997          1996        1995
------------------------------------------------------------------------------------------------------------------------
Net gains (losses) on disposals, including calls, of investments
   Fixed maturity securities held to maturity                                      $    1,059     $      237    $ 2,944
   Fixed maturity securities available for sale                                           494            802        175
   Equity securities                                                                    6,787         11,439      1,131
   Mortgage loans on real estate                                                          959             66        138
   Real estate                                                                            502            136        224
   Other                                                                                  564            503        (91)
------------------------------------------------------------------------------------------------------------------------
                                                                                       10,365         13,183      4,521
------------------------------------------------------------------------------------------------------------------------
Provisions for losses on investments
   Mortgage loans on real estate                                                          (20)           (80)       (50)
   Real estate                                                                            (50)             --         --
------------------------------------------------------------------------------------------------------------------------
Net pretax realized investment gains                                               $   10,295       $  13,103   $ 4,471
------------------------------------------------------------------------------------------------------------------------


Proceeds from sales of securities  and gross gains and losses  realized on those sales were as follows:


                                                                                        YEAR ENDED DECEMBER 31, 1997
                                                                                  --------------------------------------
                                                                                      Proceeds      Gains        Losses
------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                                        $    16,419  $     161     $      8
Equity securities                                                                        19,914      7,725          938
------------------------------------------------------------------------------------------------------------------------
                                                                                    $    36,333  $   7,886     $    946
------------------------------------------------------------------------------------------------------------------------



                                                                                        YEAR ENDED DECEMBER 31, 1996
                                                                                   -------------------------------------
                                                                                      Proceeds      Gains        Losses
------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                                        $    4,774   $      30    $     247
Equity securities                                                                       18,676      11,796          357
------------------------------------------------------------------------------------------------------------------------
                                                                                    $   23,450   $  11,826    $     604
------------------------------------------------------------------------------------------------------------------------



                                                                                        YEAR ENDED DECEMBER 31, 1995
                                                                                   -------------------------------------
                                                                                      Proceeds      Gains        Losses
------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                                        $    2,919   $      --    $      66
Equity securities                                                                       13,167       2,601        1,470
------------------------------------------------------------------------------------------------------------------------
                                                                                    $   16,086   $   2,601    $   1,536
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      LLVL    61

--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
                 ----------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
              ----------------------------------------------------
                                 (IN THOUSANDS)
                                   (continued)

2.  INVESTMENTS (CONTINUED)
---------------------------

The  amortized  cost and fair  value of  investments  in  securities  by type of investment were as follows:


                                                                                      DECEMBER 31, 1997
                                                                   ------------------------------------------------------
                                                                                       GROSS UNREALIZED
                                                                     AMORTIZED    --------------------------     FAIR
                                                                       COST            GAINS     LOSSES          VALUE
-------------------------------------------------------------------------------------------------------------------------
 Fixed maturity securities held to maturity
  U.S. Corporate                                                   $    448,344     $  23,764  $    423   $      471,685
  Mortgage-backed                                                       147,741         6,523        14          154,250
  U.S. Treasury securities and obligations of
     U.S. government agencies                                            82,107         5,764         --          87,871
  Foreign                                                                76,389         2,769       108           79,050
-------------------------------------------------------------------------------------------------------------------------
     Total fixed maturity securities held to maturity                   754,581        38,820       545          792,856
-------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale
  U.S. Corporate                                                        282,265        11,742       280          293,727
  Mortgage-backed                                                        86,370         1,957       165           88,162
  Asset-backed                                                            7,997           169         --           8,166
  U.S. Treasury securities and obligations of
     U.S. government agencies                                            67,342         3,455       242           70,555
  Foreign                                                                18,857           524         1           19,380
-------------------------------------------------------------------------------------------------------------------------
     Total fixed maturity securities available for sale                 462,831        17,847       688          479,990
-------------------------------------------------------------------------------------------------------------------------
  Equity securities                                                      59,383        49,893       532          108,744
  Short-term investments                                                    655             --        --             655
-------------------------------------------------------------------------------------------------------------------------
     Total available for sale securities                                522,869        67,740     1,220          589,389
-------------------------------------------------------------------------------------------------------------------------
        Total                                                      $  1,277,450     $ 106,560   $ 1,765   $    1,382,245
-------------------------------------------------------------------------------------------------------------------------
The December 31, 1997,  equity  balance was  increased by $16,557  (including an increase in the carrying value of the securities of $27,152, decreased by $1,517 of related  adjustments  to  deferred  acquisition  costs and $9,078 in deferred income taxes) to reflect the net 1997 unrealized  gain on securities  classified as available for sale previously carried at amortized cost.

--------------------------------------------------------------------------------
62    LLVL

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
                 ----------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
              ----------------------------------------------------
                                 (IN THOUSANDS)
                                   (continued)

2.  INVESTMENTS (CONTINUED)
---------------------------

                                                                                      DECEMBER 31, 1996
                                                                   ----------------------------------------------------
                                                                                       GROSS UNREALIZED
                                                                     AMORTIZED    --------------------------     FAIR
                                                                       COST            GAINS     LOSSES          VALUE
-----------------------------------------------------------------------------------------------------------------------

Fixed maturity securities held to maturity
   U.S. Corporate                                                 $     457,030    $  17,953  $   3,001     $   471,982
   Mortgage-backed                                                      165,847        5,087        847         170,087
   U.S. Treasury securities and obligations of
      U.S. government agencies                                           84,418        3,611        249          87,780
   Foreign                                                               68,580        1,380        818          69,142
------------------------------------------------------------------------------------------------------------------------
      Total fixed maturity securities held to maturity                  775,875       28,031      4,915         798,991
------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale
   U.S. Corporate                                                       241,022        7,944      2,780         246,186
   Mortgage-backed                                                       77,964          969        875          78,058
   U.S. Treasury securities and obligations of
      U.S. government agencies                                           70,627        2,765      1,023          72,369
   Foreign                                                               18,854          410        172          19,092
------------------------------------------------------------------------------------------------------------------------
      Total fixed maturity securities available for sale                408,467       12,088      4,850         415,705
------------------------------------------------------------------------------------------------------------------------
   Equity securities                                                     43,079       33,236      1,100          75,215
   Short-term investments                                                 1,541           --         --           1,541
------------------------------------------------------------------------------------------------------------------------
      Total available for sale securities                               453,087       45,324      5,950         492,461
------------------------------------------------------------------------------------------------------------------------
         Total                                                    $   1,228,962   $   73,355  $  10,865   $   1,291,452
------------------------------------------------------------------------------------------------------------------------

The December 31, 1996, equity balance was decreased by $6,446 (including a decrease in the carrying value of the securities of $12,246, increased by $2,164 of related adjustments to deferred acquisition costs and $3,636 in deferred income taxes) to reflect the net 1996 unrealized gain on securities classified as available for sale previously carried at amortized cost.

The amortized cost and fair value of fixed maturity securities by contractual maturity at December 31, 1997, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                     AVAILABLE FOR SALE                     HELD TO MATURITY
                                                              ---------------------------------------------------------------------
                                                                  AMORTIZED            FAIR             AMORTIZED            FAIR
                                                                     COST              VALUE               COST              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                        $    22,495     $       22,560      $      15,437     $      15,620
Due after one year through five years                              122,517            127,006            122,983           128,111
Due after five years through ten years                             169,090            174,075            327,442           343,013
Due after ten years                                                 54,362             68,018            140,978           151,862
Mortgage-backed and asset-backed securities                         94,367             88,331            147,741           154,250
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                      $    462,831     $      479,990     $      754,581     $     792,856
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LLVL    63

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
                 ----------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
              ----------------------------------------------------
                                 (IN THOUSANDS)
                                   (continued)

3.  INCOME TAXES
----------------

The items that give rise to deferred  tax assets and  liabilities  relate to the following:


                                                                                              YEARS ENDED DECEMBER 31
                                                                                           -----------------------------
                                                                                                   1997            1996
------------------------------------------------------------------------------------------------------------------------
Net unrealized investment gains                                                             $     29,569     $    20,116
Equity in subsidiaries                                                                             9,992           7,905
Deferred policy acquisition costs                                                                 47,713          43,247
Prepaid expenses                                                                                   3,246           2,373
Other                                                                                              2,327           2,234
-------------------------------------------------------------------------------------------------------------------------
Gross deferred tax liability                                                                      92,847          75,875
-------------------------------------------------------------------------------------------------------------------------
Future policy and contract benefits                                                               30,593          24,386
Deferred future revenues                                                                           6,091           6,126
Policyowner dividends                                                                              3,547           3,610
Pension and postretirement benefits                                                                2,715           2,643
Other                                                                                              3,665           3,027
-------------------------------------------------------------------------------------------------------------------------
Gross deferred tax asset                                                                          46,611          39,792
-------------------------------------------------------------------------------------------------------------------------
   Net deferred tax liability                                                               $     46,236      $   36,083
-------------------------------------------------------------------------------------------------------------------------

The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:


                                                                                             YEARS ENDED DECEMBER 31
                                                                               ------------------------------------------
                                                                                    1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
Federal statutory tax rate                                                         35.0 %          35.0 %         35.0 %
Equity in subsidiaries                                                              2.4             1.2            1.0
Surplus tax                                                                        (2.7)            7.1           (5.2)
Other                                                                               0.9            (1.5)           0.5
-------------------------------------------------------------------------------------------------------------------------
   Effective tax rate                                                              35.6 %          41.8 %         31.3 %
-------------------------------------------------------------------------------------------------------------------------
The "surplus  tax," IRC Section 809, is an  imputation  of income to mutual life insurance  companies according to a formula based on a comparison of the returns of equity of the mutual and stock segments of the life insurance  industry.  The
Company's  provision for its surplus tax is based on the Company's best estimate of what its final surplus tax will be.


4.  EMPLOYEE AND AGENT BENEFIT PLANS
------------------------------------

PENSION PLANS
The Company has a  noncontributory  defined  benefit  retirement  plan  covering substantially  all  employees.  Plan  benefits  are  based on years of  credited
service  and  the  employee's   compensation  during  the  last  five  years  of
employment.  The Company's funding policy is to make  contributions each year at least equal to the minimum funding  requirements  for  tax-qualified  retirement plans. Pension costs include current service costs, which are accrued and funded on a current year basis,  and past service  costs,  which are amortized over the average remaining service life of all employees on the adoption date. The assets of this plan are not segregated.

--------------------------------------------------------------------------------
64    LLVL

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
                 ----------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
              ----------------------------------------------------
                                 (IN THOUSANDS)
                                   (continued)

4.  EMPLOYEE AND AGENT BENEFIT PLANS (CONTINUED)
------------------------------------------------

Periodic pension expense for the Company included the following components:


                                                                                           YEARS ENDED DECEMBER 31
                                                                              ---------------------------------------------
                                                                                   1997             1996             1995
---------------------------------------------------------------------------------------------------------------------------
Service cost - benefits earned during the year                                 $   1,408      $     1,223    $       1,349
Interest cost on projected benefit obligation                                      1,496            1,866            1,894
Actual return on plan assets                                                      (3,329)          (2,817)          (2,844)
Net amortization and deferral                                                      1,836              932            1,148
---------------------------------------------------------------------------------------------------------------------------
   Net periodic pension expense                                                $   1,411      $     1,204     $      1,547
---------------------------------------------------------------------------------------------------------------------------

The following table sets forth the funded status of the Company's plans:

                                                                                                       DECEMBER 31
                                                                                           --------------------------------
                                                                                                   1997             1996
---------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation
   Vested                                                                                   $       15,184 $        13,173
   Nonvested                                                                                         1,099             323
Effect of projected future compensation increases                                                    6,949           5,761
---------------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                                        23,232          19,257
Plan assets at fair value                                                                           24,271          20,153
---------------------------------------------------------------------------------------------------------------------------
Plan assets in excess of projected benefit obligation                                                1,039             896
Unrecognized net loss                                                                                 (875)         (1,159)
Unrecognized transition obligation                                                                   1,236           1,331
---------------------------------------------------------------------------------------------------------------------------
   Net pension asset                                                                        $        1,400 $         1,068
---------------------------------------------------------------------------------------------------------------------------

The projected benefit obligation was determined using an assumed discount rate of 7.25% and 7.5% for 1997 and 1996, respectively, and a weighted-average assumed long-term rate of compensation increase of 4.5% for 1997 and 1996. The assumed long-term rate of return on plan assets was 8.0% for 1997 and 1996.

The Company has generally funded annually the maximum allowed under IRS regulations. The Company made contributions totaling $1,744 in 1997, $1,600 in 1996, and $1,500 in 1995.

The Company's employees and agents also participate in defined contribution plans that cover substantially all full-time employees and agents. Company contributions were $868 in 1997 and $800 in both 1996 and 1995.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
The Company provides certain health care and life insurance benefits to retired employees. These benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company medical plan for the immediately preceding five years.

--------------------------------------------------------------------------------
                                                                      LLVL    65

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
                 ----------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
              ----------------------------------------------------
                                 (IN THOUSANDS)
                                   (continued)

4.  EMPLOYEE AND AGENT BENEFIT PLANS (CONTINUED)
------------------------------------------------

The Company has adopted a 401(h) plan to fund its postretirement benefit obligation. Funding of $425, $440 and $300 was made in 1997, 1996 and 1995, respectively. The accumulated postretirement benefit obligation and the accrued postretirement benefit liability were as follows:


                                                                                                       DECEMBER 31
                                                                                            ---------------------------
                                                                                                   1997           1996
------------------------------------------------------------------------------------------------------------------------
Retirees                                                                                    $     2,145    $      2,451
Fully eligible active plan participants                                                             462             396
Other active plan participants                                                                    1,891           1,899
------------------------------------------------------------------------------------------------------------------------
   Accumulated postretirement benefit obligation                                                  4,498           4,746
Plan assets                                                                                      (1,767)         (1,252)
Unrecognized gain                                                                                 1,516           1,040
------------------------------------------------------------------------------------------------------------------------
   Accrued postretirement benefit liability                                                 $     4,247    $      4,534
------------------------------------------------------------------------------------------------------------------------

Net periodic postretirement benefit costs consisted of the following components:


                                                                                         YEARS ENDED DECEMBER 31
                                                                            --------------------------------------------
                                                                                 1997             1996             1995
------------------------------------------------------------------------------------------------------------------------
Service costs                                                                $    158     $        177      $       200
Interest cost on accumulated postretirement benefit plan                          304              315              310
Net amortization and deferral                                                     (77)             (35)             (10)
Expected return on assets                                                         (89)             (57)             (34)
-------------------------------------------------------------------------------------------------------------------------
   Net periodic postretirement benefit costs                                 $     296     $        400     $       466
-------------------------------------------------------------------------------------------------------------------------

The assumed health care cost trend line rate used in measuring the accumulated postretirement benefit obligation, for pre-65 employees, was 9.5% in 1995 decreasing linearly each successive year until it reaches 5.5% after 1999, after which it remains constant. A one-percentage-point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement health care cost by approximately 3%, the current service cost by 7%, and interest costs by 3%. The assumed discount rate used in determining the accumulated postretirement benefit obligation was 7.25% and 7.5% in 1997 and 1996, respectively.


5.  POLICYOWNERS' CONTINGENCY RESERVES
--------------------------------------

STATUTORY SURPLUS AND NET INCOME
Net income of Ameritas and its insurance subsidiaries, as determined in accordance with statutory accounting practices, was $47,200, $44,100 and $29,700 for 1997, 1996 and 1995, respectively. The Company's statutory surplus was $311,300, $257,300 and $204,700 at December 31, 1997, 1996 and 1995,
respectively. The Company is required to maintain a certain level of policyowners' contingency reserves to be in compliance with state laws and regulations. Company policyowners' contingency reserves are monitored by state regulators to ensure compliance with risk based capital requirements.

--------------------------------------------------------------------------------
66    LLVL

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
                 ----------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
              ----------------------------------------------------
                                 (IN THOUSANDS)
                                   (continued)

6.  REINSURANCE
---------------

In the ordinary course of business,  the Company  assumes and cedes  reinsurance
with  other  insurers  and  reinsurers.   These  arrangements   provide  greater
diversification  of business  and limit the maximum net loss  potential on large risks.

The effect of reinsurance on premiums earned is as follows:


                                                                                             YEARS ENDED DECEMBER 31
                                                                                 -----------------------------------------------
                                                                                      1997              1996             1995
--------------------------------------------------------------------------------------------------------------------------------
Assumed                                                                          $      9,740    $       6,344     $      2,725
Ceded                                                                                 (10,777)         (12,549)          (8,284)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 $     (1,037)   $      (6,205)    $     (5,559)
---------------------------------------------------------------------------------------------------------------------------------

The Company remains contingently liable in the event that a reinsurer is unable to meet the obligations ceded under the reinsurance agreement.


7.  RESERVE FOR UNPAID CLAIMS
-----------------------------

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:


                                                                                      1997              1996             1995
--------------------------------------------------------------------------------------------------------------------------------
Balance at January 1                                                             $     17,957     $      14,925     $    15,383
Reinsurance reserves (net)                                                                (89)              121             (86)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                       17,868           15,046           15,297
--------------------------------------------------------------------------------------------------------------------------------
Incurred related to:
   Current year                                                                       132,940          117,610          119,116
   Prior year                                                                         (4,675)          (2,051)          (2,030)
--------------------------------------------------------------------------------------------------------------------------------
      Total incurred                                                                  128,265          115,559          117,086
--------------------------------------------------------------------------------------------------------------------------------
Paid related to:
   Current year                                                                       112,255           99,742          104,492
   Prior year                                                                          13,193           12,995           12,845
--------------------------------------------------------------------------------------------------------------------------------
      Total paid                                                                      125,448          112,737          117,337
--------------------------------------------------------------------------------------------------------------------------------
                                                                                       20,685           17,868           15,046
Reinsurance reserves (net)                                                              1,748               89            (121)
--------------------------------------------------------------------------------------------------------------------------------
Balance at December 31                                                            $    22,433    $      17,957     $     14,925
---------------------------------------------------------------------------------------------------------------------------------
The  liability  for  unpaid  accident  and health  claims  and claim  adjustment expenses is included in policy and contract claims on the  consolidated  balance sheets.

--------------------------------------------------------------------------------
LLVL    67

--------------------------------------------------------------------------------
                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
                 ----------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
              ----------------------------------------------------
                                 (IN THOUSANDS)
                                   (continued)

8.  COMMITMENTS AND CONTINGENCIES
---------------------------------

INVESTMENTS
Securities commitments of $25,848 and $16,935, and mortgage loan and real estate commitments of $17,742 and $14,247 were outstanding for investments to be purchased in subsequent years as of December 31, 1997 and 1996, respectively. These commitments have been made in the normal course of investment operations and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of those instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

STATE LIFE AND HEALTH GUARANTY FUNDS
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $2,325 and $2,250 as of December 31, 1997 and 1996, respectively.

LITIGATION
From time to time, the Company and its subsidiaries is subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.


9.  FAIR VALUE OF FINANCIAL INSTRUMENTS
---------------------------------------

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1997 and 1996. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

         FIXED MATURITY SECURITIES -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

         EQUITY SECURITIES -- For publicly traded securities, fair value is determined using prices from an independent pricing source.

--------------------------------------------------------------------------------
68    LLVL

--------------------------------------------------------------------------------

                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
                 ----------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
              ----------------------------------------------------
                                 (IN THOUSANDS)
                                   (continued)

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
---------------------------------------------------

         LOANS ON INSURANCE POLICIES -- Fair values for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         MORTGAGE LOANS ON REAL ESTATE -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries.

         OTHER INVESTMENTS -- Fair values for venture capital partnerships are estimated based on values as last reported by the partnership and discounted for their lack of marketability. Real estate partnerships are carried on the equity method and are excluded from the fair value disclosure.

         SHORT-TERM INVESTMENTS -- The carrying amount approximates fair value because of the short maturity of these instruments.

         CASH AND CASH EQUIVALENTS -- The carrying amounts equal fair value.

         ACCRUED INVESTMENT INCOME -- Fair value equals book value.

         ACCUMULATED CONTRACT VALUES -- Funds on deposit with a fixed maturity are valued at discounted present value using market interest rates. Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

         COMMITMENTS  -- The estimated  fair value of  commitments  approximates
         carrying   value   because  the  fees   currently   charged  for  these
         arrangements and the underlying interest rates approximate market.

Estimated fair values are as follows:

                                                                                         DECEMBER 31
                                                             ----------------------------------------------------------------
                                                                          1997                                 1996
                                                             -----------------------------        ---------------------------
                                                                CARRYING          FAIR               CARRYING           FAIR
                                                                  AMOUNT          VALUE                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
    Financial assets:
     Fixed maturity securities
      Held to maturity                                       $   754,581    $   792,856       $       775,875     $    798,991
      Available for sale                                         479,990        479,990               415,705          415,705
     Equity securities                                           108,744        108,744                75,215           75,215
     Loans on insurance policies                                  70,638         63,356                68,017           60,743
     Mortgage Loans on real estate                               228,709        240,583               226,776          234,750
     Other investments                                            22,717         32,466                24,143           33,301
     Short-term investments                                          655            655                 1,541            1,541
     Cash and cash equivalents                                    83,139         83,139                77,142           77,142
     Accrued investment income                                    25,186         25,186                25,176           25,176


Financial liabilities:
  Accumulated contract values excluding amounts
   held under insurance contracts                                764,505        764,998                756,029         756,194

--------------------------------------------------------------------------------
                                                                      LLVL    69

--------------------------------------------------------------------------------
                          AMERITAS LIFE INSURANCE CORP.
                          -----------------------------
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
                 ----------------------------------------------
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
              ----------------------------------------------------
                                 (IN THOUSANDS)
                                   (continued)

10. SUBSEQUENT EVENT
--------------------

Effective January 1, 1998, the Company converted from a mutual insurance company structure to a mutual insurance holding company structure pursuant to the Nebraksa Mutual Insurance Holding Company Act. The conversion was approved by the Nebraska State Department of Insurance and the policyowners of the mutual company.

--------------------------------------------------------------------------------
70    LLVL

--------------------------------------------------------------------------------

APPENDIX A

ILLUSTRATIONS OF DEATH BENEFITS AND NET CASH SURRENDER VALUES


The following tables illustrate how the Net Cash Surrender Values and Death Benefits of a Policy may change with the investment experience of the Fund. The tables show how the Net Cash Surrender Values and Death Benefits of a Policy issued to an Insured of a given age and specified underwriting risk classification who pays the given premium at issue would vary over time if the investment return on the assets held in each portfolio of the Funds were a uniform, gross, after-tax annual rate of 0%, 6%, or 12%. The tables on pages 72 through 75 illustrate a Policy issued to a male, age 45, under a Preferred rate non-smoker underwriting risk classification. This policy provides for a standard smoker and non-smoker, and preferred non-smoker classification and different rates for certain Specified Amounts. The Net Cash Surrender Values and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual policy years, or if the Insured were assigned to a different underwriting risk classification.

The second column of the tables shows the accumulated value of the premiums paid at 5%. The following columns show the Net Cash Surrender Values and the Death Benefits for uniform hypothetical rates of return shown in these tables. The tables on pages 72 and 74 are based on the current cost of insurance rates, current expense deductions and the current percent of premium loads. These reflect the basis on which ALIC currently sells its Policies. The maximum cost of insurance rates allowable under the Policy are based upon the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables. ALIC anticipates reflecting future improvements in actual mortality experience through adjustments in the current cost of insurance rates actually applied. ALIC also anticipates reflecting any future improvements in expenses incurred by applying lower percent of premiums of loads and other expense deductions. The death benefits and cash values shown in the tables on pages 73 and 75 are based on the assumption that the maximum allowable cost of insurance rates as described above ("guaranteed cost") and maximum allowable expense deductions are made throughout the life of the Policy.

The amounts shown for the Net Cash Surrender Values and Death Benefits reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return of the assets held in the Funds as a result of expenses paid by the Fund and charges levied against the Subaccounts. The values shown take into account an average of the daily expenses paid by each portfolio available for investment (the equivalent to an annual rate of .58% of the aggregate average daily net assets of the Fund), and the daily charge by ALIC to each Subaccount for assuming mortality and expense risks (which is equivalent to a charge at an annual rate of 0.75% on pages 72 and 74 and at an annual rate of
 .90% on pages 73 and 75 of the average net assets of the Subaccounts). Berger Associates has voluntarily agreed to waive its advisory fee and has voluntarily reimbursed the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the management fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of Berger IPT-100 Fund exceed 1.00%, and the normal operating expenses in any fiscal year of the Berger IPT-Small Company Growth Fund exceed 1.15%, of the respective Fund's average daily net assets. NBMI has agreed to reimburse each Neuberger & Berman Portfolio for its operating expenses and its pro rata share of its corresponding series' operating expenses, excluding the compensation of NBMI, taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs that exceed 1% of the portfolio's average daily net asset value. These agreements are expected to continue in future years but may be terminated at any time. The illustrated gross annual investment rates of return of 0%, 6%, and 12% were computed after deducting these amounts and correspond to approximate net annual rates of -1.33%, 4.67%, and 10.67% on page 72 and 74 and -1.48%, 4.52%, and 10.52% respectively, on pages 73 and 75.

The hypothetical values shown in the tables do not reflect any additional charges for Federal Income tax burden attributable to the Separate Account, since ALIC is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the Death Benefits and values illustrated. (See Federal Tax Matters, page 28).

The tables illustrate the policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all net premiums are allocated to the Separate Account, and if no policy loans have been made. The tables are also based on the assumptions that the policyowner has not requested an increase or decrease in the initial Specified Amount, that no Partial Withdrawals have been made, and that no more than fifteen transfers have been made in any policy year so that no transfer charges have been incurred. Illustrated values would be different if the proposed Insured were female, a smoker, in substandard risk classification, or were another age, or if a higher or lower premium was illustrated.


Upon request, ALIC will provide comparable illustration based upon the proposed Insured's age, sex and underwriting classification, the Specified Amount, the Death Benefit option, and Planned Periodic Premium schedule requested, and any available riders requested. In addition, upon client request, illustrations may be furnished reflecting allocation of premiums to specified Subaccounts. Such illustrations will reflect the expenses of the portfolio in which the Subaccount invests.

--------------------------------------------------------------------------------
                                                                     LLVL     71

--------------------------------------------------------------------------------

Illustration of Policy Values
Ameritas Life Insurance Corp.

                                               ENDOWMENT AT AGE 100

Male Issue Age: 45                                   Non-Smoker             Preferred Underwriting Class

                                      PLANNED PERIODIC ANNUAL PREMIUM: $4800
                                        INITIAL SPECIFIED AMOUNT: $250000
                                             DEATH BENEFIT OPTION: A

                                USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                                0% Hypothetical Gross        6% Hypothetical Gross       12% Hypothetical Gross
                               Annual Investment Return    Annual Investment Return     Annual Investment Return
                                 (-1.33% Net)                  ( 4.67% Net)                  ( 10.67% Net)
                              -------------------------    -------------------------   -------------------------
             Accumulated
 End Of      Premiums At          Net Cash                    Net Cash                     Net Cash
 Policy      5% Interest         Surrender      Death         Surrender      Death         Surrender     Death
  Year         Per Year            Value       Benefit          Value       Benefit          Value      Benefit
  ----         --------            -----       -------          -----       -------          -----      -------
    1            5040               4162       250000            4426       250000            4691      250000
    2           10332               8231       250000            9022       250000            9846      250000
    3           15888              12154       250000           13739       250000           15455      250000
    4           21723              15952       250000           18603       250000           21561      250000
    5           27849              19631       250000           23628       250000           28318      250000
    6           34281              23202       250000           28832       250000           35713      250000
    7           41035              26665       250000           34225       250000           43852      250000
    8           48127              30076       250000           39872       250000           52873      250000
    9           55573              33441       250000           45790       250000           62879      250000
   10           63392              36761       250000           51994       250000           73981      250000

   15          108755              52273       250000           87475       250000          150429      250000
   20          166652              63934       250000          130372       250000          277997      339156

 Ages
   70          240544              70042       250000          183313       250000          487121      565060
   75          334851              67753       250000          252318       269980          830058      888162
   80          455213              51003       250000          340157       357165         1396196     1466006
   85          608830               2036       250000          446649       468982         2312360     2427978

1) Assumes an annual $4800 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ALIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------
72     LLVL

--------------------------------------------------------------------------------

Illustration of Policy Values
Ameritas Life Insurance Corp.

                                               ENDOWMENT AT AGE 100

Male Issue Age: 45                                   Non-Smoker             Preferred Underwriting Class

                                      PLANNED PERIODIC ANNUAL PREMIUM: $4800
                                        INITIAL SPECIFIED AMOUNT: $250000
                                             DEATH BENEFIT OPTION: A

                           USING MAXIMUM ALLOWABLE SCHEDULE OF COST OF INSURANCE RATES

                                0% Hypothetical Gross        6% Hypothetical Gross       12% Hypothetical Gross
                               Annual Investment Return    Annual Investment Return     Annual Investment Return
                                 (-1.48% Net)                  ( 4.52% Net)                  ( 10.52% Net)
                              -------------------------    -------------------------   -------------------------
             Accumulated
 End Of      Premiums At          Net Cash                    Net Cash                     Net Cash
 Policy      5% Interest         Surrender      Death         Surrender      Death         Surrender     Death
  Year         Per Year            Value       Benefit          Value       Benefit          Value      Benefit
  ----         --------            -----       -------          -----       -------          -----      -------
    1              5040              4162       250000            4426       250000            4691      250000
    2             10332              7627       250000            8397       250000            9200      250000
    3             15888             10985       250000           12492       250000           14129      250000
    4             21723             14234       250000           16715       250000           19523      250000
    5             27849             17367       250000           21065       250000           25425      250000
    6             34281             20385       250000           25548       250000           31893      250000
    7             41035             23274       250000           30157       250000           38977      250000
    8             48127             26022       250000           34888       250000           46739      250000
    9             55573             28622       250000           39739       250000           55248      250000
   10             63392             31057       250000           44704       250000           64583      250000

   15            108755             40396       250000           71202       250000          127459      250000
   20            166652             43372       250000          100334       250000          232932      284177

 Ages
   70            240544             35554       250000          131723       250000          405232      470069
   75            334851              7577       250000          166402       250000          683141      730960
   80            455213                0*           0*          209133       250000         1136522     1193348
   85            608830                0*           0*          275018       288768         1851843     1944435

* In the absence of an additional premium the Policy would lapse.

1) Assumes an annual $4800 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ALIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------
                                                                     LLVL     73

--------------------------------------------------------------------------------

Illustration of Policy Values
Ameritas Life Insurance Corp.

                                                ENDOWMENT AT AGE 100

Male Issue Age: 45                                   Non-Smoker             Preferred Underwriting Class

                                      PLANNED PERIODIC ANNUAL PREMIUM: $14500
                                          INITIAL SPECIFED AMOUNT: $250000
                                              DEATH BENEFIT OPTION: B

                                 USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                                0% Hypothetical Gross        6% Hypothetical Gross        12% Hypothetical Gross
                               Annual Investment Return    Annual Investment Return      Annual Investment Return
                                 (-1.33% Net)                  ( 4.67% Net)                   ( 10.67% Net)
                              -------------------------    -------------------------    -------------------------
             Accumulated
 End Of      Premiums At          Net Cash                    Net Cash                     Net Cash
 Policy      5% Interest         Surrender      Death         Surrender      Death         Surrender      Death
  Year         Per Year            Value       Benefit          Value       Benefit          Value       Benefit
  ----         --------            -----       -------          -----       -------          -----       -------
    1             15225            13392       263392           14218       264218           15045        265045
    2             31211            26561       276561           29054       279054           31646        281646
    3             47996            39451       289451           44475       294475           49909        299909
    4             65621            52083       302083           60528       310528           70028        320028
    5             84127            64463       314463           77243       327243           92205        342205
    6            103559            76602       326602           94659       344659          116667        366667
    7            123962            88500       338500          112808       362808          143654        393654
    8            145385           100221       350221          131784       381784          173501        423501
    9            167879           111771       361771          151631       401631          206516        456516
   10            191498           123152       373152          172389       422389          243039        493039

   15            328533           177079       427079          290848       540848          492241        742241
   20            503428           223371       473371          434966       684966          900627       1150627

 Ages
   70            726644           259561       509561          607882       857882         1569356       1820453
   75           1011530           282014       532014          812107      1062107         2664810       2914810
   80           1375125           284930       534930         1048101      1298101         4461152       4711152
   85           1839174           256380       506380         1309239      1559239         7383420       7752591

1) Assumes an annual $14500 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ALIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------
74     LLVL

--------------------------------------------------------------------------------


Illustration of Policy Values
Ameritas Life Insurance Corp.

                                               ENDOWMENT AT AGE 100

Male Issue Age: 45                                   Non-Smoker             Preferred Underwriting Class

                                     PLANNED PERIODIC ANNUAL PREMIUM: $14500
                                         INITIAL SPECIFED AMOUNT: $250000
                                             DEATH BENEFIT OPTION: B

                           USING MAXIMUM ALLOWABLE SCHEDULE OF COST OF INSURANCE RATES

                                0% Hypothetical Gross        6% Hypothetical Gross       12% Hypothetical Gross
                               Annual Investment Return    Annual Investment Return     Annual Investment Return
                                 (-1.48% Net)                  ( 4.52% Net)                  ( 10.52% Net)
                              -------------------------    -------------------------   -------------------------
             Accumulated
 End Of      Premiums At          Net Cash                    Net Cash                     Net Cash
 Policy      5% Interest         Surrender      Death         Surrender      Death         Surrender     Death
  Year         Per Year            Value       Benefit          Value       Benefit          Value      Benefit
  ----         --------            -----       -------          -----       -------          -----      -------
    1             15225            13392       263392           14218       264218           15045      265045
    2             31211            25771       275771           28232       278232           30793      280793
    3             47996            37894       287894           42805       292805           48121      298121
    4             65621            49762       299762           57957       307957           67191      317191
    5             84127            61368       311368           73706       323706           88176      338176
    6            103559            72710       322710           90072       340072          111271      361271
    7            123962            83776       333776          107065       357065          136680      386680
    8            145385            94553       344553          124698       374698          164629      414629
    9            167879           105030       355030          142982       392982          195369      445369
   10            191498           115188       365188          161924       411924          229170      479170

   15            328533           160774       410774          266949       516949          455912      705912
   20            503428           195807       445807          389620       639620          820295     1070295

 Ages
   70            726644           215809       465809          528292       778292         1404857     1654857
   75           1011530           213810       463810          677821       927821         2342539     2592539
   80           1375125           177419       427419          824857      1074857         3845234     4095234
   85           1839174            93371       343371          951110      1201110         6248110     6560515

1) Assumes an annual $14500 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ALIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------
                                                                     LLVL     75

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
76    LLVL

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     LLVL     77

--------------------------------------------------------------------------------


                           INCORPORATION BY REFERENCE

The Registrant, ALIC Separate Account LLVL, Registration 33-86500 purchases or will purchase units from the portfolios of three funds at the direction of its policyholders. The prospectuses of these funds will be distributed with this prospectus and are hereby incorporated by reference. The prospectuses incorporated by reference are as follows:

                      The Vanguard Variable Insurance Fund
                            Registration No. 33-32216

                  Neuberger & Berman Advisers Management Trust
                            Registration No. 2-88566

                       Berger Institutional Products Trust
                            Registration No. 33-63493

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant  makes  the  following   representation   pursuant  to  the  National
Securities Markets Improvements Act of 1996:

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                              RULE 484 UNDERTAKING

ALIC's By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                     REPRESENTATION PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

                              SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 4 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 3rd day of April, 1998.


                                                   AMERITAS LIFE INSURANCE CORP.
                                               SEPARATE ACCOUNT LLVA, Registrant

                                       AMERITAS  LIFE INSURANCE CORP., Depositor


Attest: /s/Norman M. Krivosha                  By: /s/Lawrence J. Arth
       ------------------------                  -----------------------
              Secretary                           Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Directors and Principal Officers of Ameritas Life Insurance Corp. on the dates indicated.


   SIGNATURE                      TITLE                              DATE
   ---------                      -----                              ----


/s/Lawrence J. Arth      Director, Chairman of the Board       April 3, 1998
--------------------       and Chief Executive Officer
   Lawrence J. Arth


/s/Kenneth C. Louis         Director, President and            April 3, 1998
--------------------        Chief Operating Officer
  Kenneth C. Louis


/s/Norman M. Krivosha    Executive Vice President, Secretary   April 3, 1998
---------------------         and Corporate General Counsel
  Norman M. Krivosha


/s/Jon C. Headrick       Executive Vice President-Investments  April 3, 1998
-------------------               and Treasurer
   Jon C. Headrick


/s/JoAnn M. Martin       Senior Vice President-Controller      April 3, 1998
-------------------        and Chief Financial Officer
   JoAnn M. Martin

/s/James P. Abel
-------------------              Director                      April 3, 1998
   James P. Abel

/s/Duane W. Acklie
---------------------            Director                      April 3, 1998
   Duane W. Acklie

/s/William W. Cook, Jr.
-----------------------          Director                      April 3, 1998
  William W. Cook, Jr.

     SIGNATURE                     TITLE                             DATE
     ---------                     -----                             ----


------------------                Director                     April 3, 1998
    Bert A. Getz

/s/James R. Knapp
-------------------               Director                     April 3, 1998
   James R. Knapp

/s/Robert F. Krohn
-------------------               Director                     April 3, 1998
   Robert F. Krohn

/s/Wilfred J. Maddux
--------------------              Director                     April 3, 1998
   Wilfred J. Maddux

/s/Paul C. Schoor, III
----------------------            Director                     April 3, 1998
   Paul C. Schorr, III

/s/William C. Smith
--------------------              Director                     April 3, 1998
   William C. Smith

/s/Neal E. Tyner
------------------                Director                     April 3, 1998
    Neal E. Tyner


-------------------               Director                     April 3, 1998
   Winston J. Wade

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 4 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 3rd day of April, 1998.


                                                   AMERITAS LIFE INSURANCE CORP.
                                               SEPARATE ACCOUNT LLVA, Registrant

                                       AMERITAS  LIFE INSURANCE CORP., Depositor



Attest:                                    By:
       -----------------------                -----------------------------
             Secretary                            Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Directors and Principal Officers of Ameritas Life Insurance Corp. on the dates indicated.

     SIGNATURE                      TITLE                           DATE
     ---------                      -----                           ----


--------------------     Director, Chairman of the Board       April 3, 1998
  Lawrence J. Arth         and Chief Executive Officer


-------------------          Director, President and           April 3, 1998
  Kenneth C. Louis           Chief Operating Officer


--------------------    Executive Vice President, Secretary    April 3, 1998
  Norman M. Krivosha        and Corporate General Counsel


-------------------     Executive Vice President-Investments   April 3, 1998
   Jon C. Headrick                 and Treasurer


--------------------    Senior Vice President-Controller       April 3, 1998
   JoAnn M. Martin         and Chief Financial Officer


                                    Director                   April 3, 1998
-----------------
   James P. Abel


--------------------                Director                   April 3, 1998
    Duane W. Acklie


----------------------              Director                   April 3, 1998
  William W. Cook, Jr.

     SIGNATURE                       TITLE                            DATE
     ---------                       -----                            ----


/s/Bert A. Getz
-----------------                   Director                   April 3, 1998
   Bert A. Getz


-------------------                 Director                   April 3, 1998
    James R. Knapp


-------------------                 Director                   April 3, 1998
   Robert F. Krohn


--------------------                Director                   April 3, 1998
  Wilfred J. Maddux


---------------------               Director                   April 3, 1998
 Paul C. Schorr, III


--------------------                Director                   April 3, 1998
   William C. Smith


-------------------                 Director                   April 3, 1998
    Neal E. Tyner


-------------------                 Director                   April 3, 1998
   Winston J. Wade

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 4 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 3rd day of April, 1998.


                                                   AMERITAS LIFE INSURANCE CORP.
                                               SEPARATE ACCOUNT LLVA, Registrant

                                       AMERITAS  LIFE INSURANCE CORP., Depositor



Attest:                                    By:
       -----------------------                -----------------------------
             Secretary                            Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Directors and Principal Officers of Ameritas Life Insurance Corp. on the dates indicated.

     SIGNATURE                      TITLE                           DATE
     ---------                      -----                           ----


--------------------     Director, Chairman of the Board       April 3, 1998
  Lawrence J. Arth         and Chief Executive Officer


-------------------          Director, President and           April 3, 1998
  Kenneth C. Louis           Chief Operating Officer


--------------------    Executive Vice President, Secretary    April 3, 1998
  Norman M. Krivosha        and Corporate General Counsel


-------------------     Executive Vice President-Investments   April 3, 1998
   Jon C. Headrick                 and Treasurer


--------------------    Senior Vice President-Controller       April 3, 1998
   JoAnn M. Martin         and Chief Financial Officer


-------------------                 Director                   April 3, 1998
   James P. Abel


-------------------                 Director                   April 3, 1998
  Duane W. Acklie


----------------------              Director                   April 3, 1998
  William W. Cook, Jr.

     SIGNATURE                       TITLE                            DATE
     ---------                       -----                            ----



-----------------                   Director                   April 3, 1998
    Bert A. Getz


-------------------                 Director                   April 3, 1998
    James R. Knapp


-------------------                 Director                   April 3, 1998
   Robert F. Krohn


--------------------                Director                   April 3, 1998
  Wilfred J. Maddux


---------------------               Director                   April 3, 1998
 Paul C. Schorr, III


--------------------                Director                   April 3, 1998
   William C. Smith


-------------------                 Director                   April 3, 1998
    Neal E. Tyner

/s/Winston J. Wade
-------------------                 Director                   April 3, 1998
   Winston J. Wade

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:

   The facing sheet.
   The prospectus consisting of 75 pages.
   The undertaking to file reports.
   The undertaking pursuant to Rule 484.
   Representations pursuant to Rule 6e-3(T) and the National Securities Markets Improvements Act of 1996.
   The signatures.
   Written consents of the following:
     (a) Thomas P. McArdle
     (b) Norman M. Krivosha
     (c) Deloitte & Touche LLP Independent Auditors

The following exhibits:


     1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2.
          (1) Resolution of the Board of Directors of ALIC authorizing establishment of the Separate Account.
          (2)   Not applicable.
          (3)   (a) Proposed form of Principal Underwriting Agreement.

                (b) Proposed form of Selling Agreement.*
                (c) Commission schedule.*

          (4)   Not applicable.
          (5)   (a) Form of Policy.
                (b) Form of Policy riders.
          (6)   (a) Articles of Incorporation of ALIC.

          (b)   Bylaws of ALIC.*
          (7)   (a)  Participation Agreement in the Vanguard Variable
                     Insurance Fund.*
                (b) Participation Agreement in the Neuberger & Berman Advisers Management Trust.*
                (c)  Participation Agreement (Berger IPT).**
          (9)   Not applicable.

          (10)  Application for Policy.

          (11)  Memorandum describing ALIC's exchange procedure.
          (12) Memorandum describing ALIC's issuance, transfer, and redemption procedures for the Policy.
      2. (a)(b)Opinion and Consent of Norman M. Krivosha, Executive Vice President, Secretary and Corporate General Counsel of Ameritas Life Insurance Corp.
      3. No financial statements are omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.
      4.  Not applicable
      5.  See Financial Data Schedules.
      7.  (a)(b) Opinion and Consent of Thomas P. McArdle.
      8.  Consent of Deloitte & Touche LLP.

      9.  Form of Notice of Withdrawal Right and Refund pursuant to
          Rule 6e-3(T)(b)(13)(viii) under the Investment Company Act of 1940.
     10.  Actuary Opinion in Support of Exemptive Application



     * Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp.Separate Account LLVA
            (File No. 333-5529), filed on June 7, 1996.

     ** Incorporated by reference to the Pre-Effective Amendment No. 1 for the Ameritas Life Insurance Corp. Separate Account LLVA
            (File No. 333-5529), filed on October 3, 1996.

                                  EXHIBIT INDEX

EXHIBIT                                                                     PAGE

99.1.(1) Resolution of the Board of Directors of ALIC authorizing establishment of the Separate Account

99.1.(3)(a)          Proposed form of Principal Underwriting Agreement

99.1.(5)(a)          Form of Policy

99.1.(5)(b)          Form of Policy riders

99.1.(6)(a)          Articles of Incorporation of ALIC

99.1.(10)            Application of Policy

99.1.(11)            Memorandum describing ALIC's exchange procedure

99.1.(12)            Memorandum describing ALIC's issuance, transfer, and
                     redemption procedures for the Policy

99.2.(a)(b)          Opinion and Consent of Norman M. Krivosha, Executive Vice
                     President, Secretary and Corporate General Counsel of
                     Ameritas Life Insurance Corp.

99.7.(a)(b)          Opinion and Consent of Thomas P. McArdle.

99.8.                Consent of Deloitte & Touche LLP.


99.9. Form of Notice of Withdrawl Right and Refund pursuant to Rule 6e-3(T)(b)(13)(viii)under the Investment Company Act of 1940.

99.10.               Actuary Opinion in Support of Exemptive Application